                     WASHINGTON MUTUAL INVESTORS FUND, INC.

                                     Part B
                      Statement of Additional Information

                               June 22, 2003
                           (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current prospectus of Washington Mutual Investors Fund (the "fund or "WMIF") dated June 22, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                     Washington Mutual Investors Fund, Inc.
                              Attention: Secretary
                           1101 Vermont Avenue, N.W.
                            Washington, D.C.  20005
                                 (202) 842-5665

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        6
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       34
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       38
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Shareholder Account Services and Privileges . . . . . . . . . . . .       42
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       45
General Information . . . . . . . . . . . . . . . . . . . . . . . .       46
Class A Share Investment Results and Related Statistics . . . . . .       47
Financial Statements




                   Washington Mutual Investors Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE

..    As set forth in its Prospectus, generally common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. government securities, cash and cash equivalents.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


NON-U.S. SECURITIES - The fund may invest in securities of certain companies domiciled outside of the United States if they meet the fund's other Investment Standards and are included in the Standard and Poor's 500 Composite Stock Index. Foreign securities may be subject to certain risks, different from those of investing in U.S. based companies. These include less publicly available information about issues, different accounting, auditing and financial reporting regulations and practices, changing economic, political and social conditions, and risks associated with foreign currency exchange rates and foreign trading markets. These securities

                   Washington Mutual Investors Fund - Page 2 are often in the form of American Depositary Receipts ("ADRs") which are typically issued by a U.S. bank or trust company evidencing ownership of an underlying foreign security. Investing in foreign securities that are traded in the U.S. or through ADRs avoids certain foreign currency risks. Investing through ADRs may, however, make it more difficult to exercise all of the rights that customarily attach to share ownership.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


PORTFOLIO TURNOVER - The fund's portfolio turnover rate for the fiscal year ended 2002 was 21% and the average of the last five years was 24%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


With our focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). Such high turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.


               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES

The fund has Investment Standards based upon criteria established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The fund's Investment Standards encompass

                   Washington Mutual Investors Fund - Page 3 numerous criteria that govern which securities may be included on the fund's Eligible List. Currently, those criteria include, for example: (i) a security shall be listed on the New York Stock Exchange ("NYSE") or meet the financial listing requirements of NYSE (the applicable listing requirements are set forth in Section 1 of the Listed Company Manual of the NYSE); (ii) except for banks and a few other companies, the issuing company must have fully earned its dividends in at least four of the past five years and paid a dividend in at least nine of the past ten years; (iii) banks and savings and loan associations must have paid a dividend in at least four of the past five years; (iv) companies which do not meet the fund's dividend payment requirements must meet other additional requirements which are generally more stringent than the fund's other standards applicable to dividend paying companies (these companies are limited to 5% of the fund's total assets at the time of the investment); (v) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by Standard and Poor's Corp; (vi) banks, insurance companies and other financial institutions must have capital funds of at least $100 million; and (vii) companies must not derive the majority of their revenues from alcohol or tobacco products. The Investment Standards are periodically reviewed by the fund's Board of Directors, Investment Adviser and Business Manager. Although the Standards are not changed frequently, modifications may be made, with the approval of the fund's Board of Directors, as a result of economic, market or corporate developments. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List for continued compliance with the fund's Investment Standards.


It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust. The Investment Standards are not part of the fund's Investment Restrictions discussed below.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                   Washington Mutual Investors Fund - Page 4

The fund may not:


 1. Purchase any security which is not legal for the investment of trust funds in the District of Columbia;

 2.  Purchase or sell real estate or commodities;

 3. Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;

 4. Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;

 5. Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;

 6.  Purchase securities on margin or sell securities short;

 7.  Lend money;

 8. Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any periods when loans amounting to 5% or more of the fund's net assets are outstanding; and

 9. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.

It is declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.


Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors as permitted by the Securities and Exchange Commission.


The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.

                   Washington Mutual Investors Fund - Page 5

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                                                                       NUMBER OF
                                     YEAR FIRST                                       PORTFOLIOS
                        POSITION      ELECTED         PRINCIPAL OCCUPATION(S)       WITHIN THE FUND
                        WITH THE     A DIRECTOR               DURING              COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/          PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Cyrus A. Ansary         Director       1983        President, Investment                  3            JPMorgan Value
 Age: 69                                            Services                                            Opportunities Fund
                                                    International Co. LLC
                                                    (holding company for
                                                    various operating entities)
-----------------------------------------------------------------------------------------------------------------------------------
 Charles A. Bowsher      Director       2001        Retired Comptroller General            1            DeVry, Inc.; SI
 Age: 72                                            of The United States                                International, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan      Director       1997        Vice Chairman & Treasurer,             3            JPMorgan Value
 III                                                The Morris & Gwendolyn                              Opportunities Fund; WGL
 Age: 71                                            Cafritz Foundation                                  Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Edward W. Kelley,       Director       2002        Retired Governor, Federal              1            Security Capital Corp.
 Jr.                                                Reserve Board
 Age: 71
-----------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III     Director       1992        Chairman, The CapAnalysis              3            Atlantic Coast Airlines;
 Age: 60                                            Group, LLC (economic,                               JPMorgan Value
                                                    financial and regulatory                            Opportunities Fund
                                                    consulting); former
                                                    Counselor, Citizens for a
                                                    Sound Economy
-----------------------------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega     Director       2002        Former Treasurer of the                3            The Kroger Co.; Rayonier
 Age: 68                                            United States                                       Inc.; JPMorgan Value
                                                                                                        Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
 John Knox Singleton     Director       2001        President and Chief                    1            Healthcare Realty Trust,
 Age: 54                                            Executive Officer, INOVA                            Inc.
                                                    Health System
-----------------------------------------------------------------------------------------------------------------------------------
 T. Eugene Smith         Director       1987        President, T. Eugene Smith,            3            JPMorgan Value
 Age: 72                                            Inc.                                                Opportunities Fund
                                                    (real estate consulting,
                                                    planning and development)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard P. Steuart      Director       1997        Vice President,                        3            JPMorgan  Value
 II                                                 Steuart Investment Company                          Opportunities Fund
 Age: 68                                            (real estate investment and
                                                    operation)
-----------------------------------------------------------------------------------------------------------------------------------



                   Washington Mutual Investors Fund - Page 6

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST            PAST 5 YEARS AND               NUMBER OF
                                      ELECTED               POSITIONS HELD               PORTFOLIOS
                       POSITION       DIRECTOR         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Fred J. Brinkman      Director         1997        Senior Financial Consultant,              1            None
 Age: 74                                            Washington Management
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 James H. Lemon,       Chairman         1971        Chairman of the Board and                 3            JPMorgan Value
 Jr.                   of the                       Chief Executive Officer,                               Opportunities Fund
 Age: 67               Board                        The Johnston-Lemon Group,
                                                    Incorporated (financial
                                                    services holding company)
-----------------------------------------------------------------------------------------------------------------------------------
 Harry J. Lister       Vice             1972        President and Director,                   3            JPMorgan Value
 Age: 67               Chairman                     Washington Management                                  Opportunities Fund
                       of the                       Corporation
                       Board
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele     President        2000        Executive Vice President and              3            JPMorgan Value
 Age: 57               and                          Director, Washington                                   Opportunities Fund
                       Director                     Management Corporation; former
                                                    Partner, Dechert Price and
                                                    Rhoads
-----------------------------------------------------------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 7

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                 PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE                 FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Howard L.              Senior Vice President,          1983          Director, Senior Vice President, Secretary and Assistant
 Kitzmiller                 Secretary and                             Treasurer, Washington Management Corporation
 Age: 73                      Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 Ralph S. Richard           Vice President              1953          Director, Vice President and Treasurer, Washington
 Age: 84                                                              Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Lois A. Erhard             Vice President              1983          Vice President, Washington Management Corporation
 Age: 51
-----------------------------------------------------------------------------------------------------------------------------------
 Michael W. Stockton        Assistant Vice              1995          Vice President, Assistant Secretary and Assistant Treasurer,
 Age: 36                 President, Assistant                         Washington Management Corporation
                            Secretary and
                         Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 J. Lanier Frank            Assistant Vice              1992          Assistant Vice President, Washington Management Corporation
 Age: 42                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Ashley L. Shaw/6/       Assistant Secretary            2000          Assistant Secretary, Washington Management Corporation,
 Age: 34                                                              former Attorney/Law Clerk
-----------------------------------------------------------------------------------------------------------------------------------



1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.

                   Washington Mutual Investors Fund - Page 8

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

5 All of the directors and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as Business Manager.
6 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Cyrus A. Ansary                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Charles A. Bowsher            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Daniel J. Callahan III         Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Edward W. Kelley, Jr.         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 James C. Miller III            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Katherine D. Ortega           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 J. Knox Singleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 T. Eugene Smith                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Leonard P. Steuart II          Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Fred J. Brinkman               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James H. Lemon, Jr.            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Harry J. Lister                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jeffrey L. Steele              Over $100,000              Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "independent" Directors include shares owned through the deferred compensation plan described below.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager or its affiliates. The fund pays annual fees of $46,000 per annum to Directors who are not affiliated with the Business Manager, $2,000 for each Board of Directors meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Directors, $1,500 in the case of the chairman of a committee.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Business Manager.

                   Washington Mutual Investors Fund - Page 10

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Cyrus A. Ansary                $65,000                           $69,500
------------------------------------------------------------------------------------------
 Charles A. Bowsher             $67,000/3/                        $67,000/3/
------------------------------------------------------------------------------------------
 Daniel J. Callahan             $74,000                           $74,000
 III
------------------------------------------------------------------------------------------
 Edward W. Kelley,              $65,000                           $65,000
 Jr.
------------------------------------------------------------------------------------------
 James C. Miller                $62,000                           $66,500
------------------------------------------------------------------------------------------
 Katherine D. Ortega            $67,000/3/                        $67,000/3/
------------------------------------------------------------------------------------------
 J. Knox Singleton              $64,000/3/                        $64,000/3/
------------------------------------------------------------------------------------------
 T. Eugene Smith                $66,700                           $71,200
------------------------------------------------------------------------------------------
 Leonard P. Steuart             $63,000/3/                        $63,000/3/
 II
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Charles A. Bowsher ($84,043), Katherine D. Ortega ($105,538), J. Knox Singleton ($113,971) and Leonard P. Steuart II ($342,157). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware Corporation in 1952 and reincorporated in Maryland in 1990. Although the Board of Directors has delegated all of its day-to-day oversight to the Business Manager, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through

                   Washington Mutual Investors Fund - Page 11

CollegeAmerica to investors establishing qualified higher education savings accounts. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The Fund has an Audit Committee composed of six directors who are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"): Cyrus A. Ansary, Charles A. Bowsher, Daniel J. Callahan III, Edward W. Kelley, Jr., James C. Miller III (Chair) and T. Eugene Smith. The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.


The Fund has a Governance Committee composed of Cyrus A. Ansary (Chair) and all the other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.

                   Washington Mutual Investors Fund - Page 12

The Fund has a Proxy Committee composed of Fred J. Brinkman ("Interested Director"), Daniel J. Callahan III and T. Eugene Smith. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio.


There were six Board of Directors meetings and seven Committee meetings (one Audit, two Proxy and four Governance Committee meetings) during the fiscal year ended April 30, 2003. All directors attended more than 80% of all Board meetings and meetings of the Committees of which they were members.

                   Washington Mutual Investors Fund - Page 13

                               DIRECTORS EMERITUS

The Board of Directors has named certain retired Directors of the Fund to the position of Director Emeritus. In addition to attending meetings with the Board of Directors, Director Emeritus members, while not directly participating in Board matters, may be consulted from time to time by the Board, primarily with respect to their prior Board experience. Directors Emeritus, however, possess no authority or responsibility with respect to the Fund's investments or management. The chart below sets out additional information about the Directors Emeritus members.


                          YEARS OF SERVICE                             AGGREGATE COMPENSATION
     NAME AND AGE         WITH THE FUND/1/    PRINCIPAL AFFILIATION       FROM THE FUND/2/
----------------------------------------------------------------------------------------------
 Stephen Hartwell                35            Chairman, Washington            none/3/
 Chairman Emeritus                             Management
 Age: 88                                       Corporation
----------------------------------------------------------------------------------------------
 John A. Beck                    19            Of Counsel, Reed                none/3/
 Age: 77                                       Smith Hazel Thomas
----------------------------------------------------------------------------------------------
 Stephen G. Yeonas               19            Chairman and Chief             $25,500
 Age: 78                                       Executive Officer,
                                               The Stephen G.
                                               Yeonas Company
----------------------------------------------------------------------------------------------


1 This includes years of service as an officer, Director and Director Emeritus. 2 The Fund pays annual fees of $23,000 per annum to Directors Emeritus not affiliated with the Business Manager, plus $500 for each Board Meeting attended.
3 John A. Beck and Stephen Hartwell are affiliated with the Fund's Business
  Manager and, accordingly, receive no remuneration from the Fund.

                   Washington Mutual Investors Fund - Page 14

                             ADVISORY BOARD MEMBERS

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about business, political or economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to industry diversification and the number of issues to be held by the fund. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund^s investments or management. The chart below sets out additional information about the Advisory Board Members.





                          YEAR FIRST                                               NUMBER OF BOARDS
                          ELECTED AN                                               WITHIN THE FUND
                     ADVISORY BOARD MEMBER     PRINCIPAL OCCUPATION(S) DURING      COMPLEX ON WHICH     OTHER DIRECTORSHIPS HELD
   NAME AND AGE         OF THE FUND/1/                  PAST 5 YEARS                MEMBER SERVES              BY MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush                1995            President, Bush & Company                    1           Brady Corporation;
 Age: 55                                     (international financial advisory                         Millennium Chemical, Inc.;
                                             services)                                                Mortgage Guaranty Insurance
                                                                                                      Corporation; Pioneer Funds;
                                                                                                      R.J. Reynolds Tobacco
                                                                                                      Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Louise M.                   2001            Senior Counsel, Shaw Pittman                 1           None
 Cromwell
 Age: 58
-----------------------------------------------------------------------------------------------------------------------------------
 C. Richard Pogue            2001            Retired Executive Vice President,            1           FAM Equity - Income Fund; FAM
 Age: 66                                     Investment Company Institute                             Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Linda D. Rabitt             2001            President, Rand Construction                 1           None
 Age: 54                                     Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 William J. Shaw             2001            President and Chief Operating                1           Marriott International
 Age: 57                                     Officer, Marriott International
-----------------------------------------------------------------------------------------------------------------------------------


1 Advisory Board Members of the fund serve until their resignation, removal or retirement.

THE ADDRESS FOR ALL ADVISORY BOARD MEMBERS IS THE OFFICE OF THE FUND, 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 15

ADVISORY BOARD MEMBER COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

The fund pays fees of $6,000 per annum to Advisory Board members who are not affiliated with the Business Manager, plus $2,000 for each meeting attended in conjunction with meetings with the Board of Directors.




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Mary K. Bush                    $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 Louise M. Cromwell              $10,000                           $10,000
------------------------------------------------------------------------------------------
 C. Richard Pogue                $10,000                           $10,000
------------------------------------------------------------------------------------------
 Linda D. Rabbitt                $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 William J. Shaw                 $10,000                           $10,000
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Advisory Board member.

2 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended April 30, 2003 for participating Advisory Board members is as follows:
  Louise M. Cromwell ($20,593) and Linda Rabbitt ($12,482). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Advisory Board member.

As of May 22, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors. The Business Manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and record keeping facilities, arrangements for and supervision of shareholder services and federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the Business Manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plans of

                   Washington Mutual Investors Fund - Page 16

Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.


The Business Manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 2003. The expense limitation described above shall apply only to Class A shares issued by the fund and shall not apply to any other class(es) of shares the fund may issue. Any new class(es) of shares issued by the fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the Business Manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the fund's management fee expense similarly for all other classes of shares of the fund. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $44 billion, 0.05% of net assets in excess of $44 billion but not exceeding $55 billion, and 0.04% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003, 2002 and 2001, the Business Manager's fees amounted to $42,754,000, $44,255,000 and $42,756,000, respectively.


The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2004 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Directors, Directors Emeriti, Advisory Board members and officers of the fund, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and

                   Washington Mutual Investors Fund - Page 17 retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AGREEMENT - The Investment Advisory Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Governance Committee of the Board of Directors evaluates information from several sources, including information provided by the Investment Adviser in accordance with
Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meetings, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.


The Board determined that continuation of the Agreement was appropriate in light of the quality of the Adviser's performance past and present, the strength of its organization (including its personnel, financial resources, commitment to quality service, research and operating history) and the reasonableness of the advisory fee. The Directors also took into account other considerations, such as the brokerage policies of the Adviser, including any benefit derived by the Adviser in, for example, the form of research, and the nature and quality of non-investment management services provided by the Investment Adviser and its affiliates.


The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. As compensation for its services, the Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of $21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion and 0.185% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003,

                   Washington Mutual Investors Fund - Page 18

2002 and 2001, the Investment Adviser's fees amounted to $92,867,000, $98,488,000 and $92,578,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
 The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2003, administrative services fees were:


                                                                                 ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------------
                                 CLASS C                                                 $1,780,000
------------------------------------------------------------------------------------------------------------------
                                 CLASS F                                                  1,166,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-A                                                  208,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-B                                                   68,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-C                                                   84,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-E                                                    8,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-F                                                    1,000
------------------------------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal

                   Washington Mutual Investors Fund - Page 19

Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $20,398,000        $ 98,181,000
                                                  2002             23,994,000         114,937,000
                                                  2001             12,400,000          58,817,000
                 CLASS B                          2003              5,881,000          29,747,000
                                                  2002              5,754,000          32,639,000
                                                  2001              1,635,000           9,375,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003                915,000           4,467,000
                                           ----------------------------------------------------------
                                                  2002                238,000           1,125,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                274,000           1,788,000
                                           ----------------------------------------------------------
                                                  2002                 52,000             444,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As

                   Washington Mutual Investors Fund - Page 20 required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                   Washington Mutual Investors Fund - Page 21

For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $105,879,000               $14,485,000
------------------------------------------------------------------------------
        CLASS B                   12,503,000                 1,334,000
------------------------------------------------------------------------------
        CLASS C                    9,033,000                 1,233,000
------------------------------------------------------------------------------
        CLASS F                    1,582,000                   336,000
------------------------------------------------------------------------------
      CLASS 529-A                    147,000                    14,000
------------------------------------------------------------------------------
      CLASS 529-B                    320,000                    43,000
------------------------------------------------------------------------------
      CLASS 529-C                    424,000                    56,000
------------------------------------------------------------------------------
      CLASS 529-E                     25,000                     7,000
------------------------------------------------------------------------------
      CLASS 529-F                      2,000                     1,000
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


                   Washington Mutual Investors Fund - Page 22

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and

                   Washington Mutual Investors Fund - Page 23 certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it will receive "qualified" income under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 ("2003 Tax Act"). The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the

                   Washington Mutual Investors Fund - Page 24 date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

                   Washington Mutual Investors Fund - Page 25

SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Mutual fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                   Washington Mutual Investors Fund - Page 26

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                   Washington Mutual Investors Fund - Page 27

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 28

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                   Washington Mutual Investors Fund - Page 29

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                   Washington Mutual Investors Fund - Page 30

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. If American Funds Service Company is notified, employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working

                   Washington Mutual Investors Fund - Page 31 hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents, and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

                   Washington Mutual Investors Fund - Page 32

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at

                   Washington Mutual Investors Fund - Page 33 net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset. For certain tax-exempt accounts opened prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5%
($100,000 but less than $250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on

                   Washington Mutual Investors Fund - Page 34 shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

                   Washington Mutual Investors Fund - Page 35

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater and upon your request, the amount you invested less any withdrawals; however, capital appreciation and reinvested

                   Washington Mutual Investors Fund - Page 36 dividends and capital gains do not apply) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may

                   Washington Mutual Investors Fund - Page 37 vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated

                   Washington Mutual Investors Fund - Page 38 offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular

                   Washington Mutual Investors Fund - Page 39 security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange priviledges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -   Requests must be signed by the registered shareholder(s).

                   Washington Mutual Investors Fund - Page 40

     -   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
          or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -   Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

                   Washington Mutual Investors Fund - Page 41

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.


                   Washington Mutual Investors Fund - Page 42

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange

                   Washington Mutual Investors Fund - Page 43 order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and

                   Washington Mutual Investors Fund - Page 44 agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $39,508,000, $37,266,000 and $30,517,000.

                   Washington Mutual Investors Fund - Page 45

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities of Bank of America Corp., in the amount of $938,584,000, Citigroup, in the amount of $48,277,000, J.P. Morgan Chase & Co., in the amount of $1,885,297,000 and Wachovia Corp., in the amount of $568,381,000.


During fiscal years 2003, 2002 and 2001 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $47,769,000 for Class A shares and $1,637,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Thompson, O'Donnell, Markham, Norton & Hannon, 1212 New York Avenue, NW, Washington D.C. 20005, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940
Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Thompson, O'Donnell, Markham, Norton & Hannon. Counsel does not currently provide legal services to the fund's Business Manager, Investment Adviser or any of their affiliated companies. A determination with respect to the independence of the fund's

                   Washington Mutual Investors Fund - Page 46

"independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.



PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on April 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Washington Management Corporation and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- APRIL 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.99
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $25.45


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.27% based on a 30-day (or one month) period ended April 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:

                   Washington Mutual Investors Fund - Page 47

     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended April 30, 2003 were -18.34%, -0.38% and 10.22%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended April 30, 2003 were -13.36%, 0.81% and 10.88%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

                   Washington Mutual Investors Fund - Page 48

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also compare its investment results with the average of Savings Institutions deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                   Washington Mutual Investors Fund - Page 49


Washington Mutual Investors Fund, Inc.
Investment portfolio, April 30, 2003



                                                                                                        Market Percent
                                                            Paid dividends si       Shares or            value of net
Equity securities (common stocks and convertible securities)     (unaudited)           amount            (000) assets

ENERGY -  7.90%
ENERGY EQUIPMENT & SERVICES  -  .26%
Halliburton Co.                                                          1947        3,100,000   $       66,371   .14%
Schlumberger Ltd.                                                        1957        1,400,000           58,702    .12
                                                                                                        125,073    .26
OIL & GAS  -  7.64%
Ashland Inc.                                                             1936        3,680,000          109,112    .23
ChevronTexaco Corp.                                                      1912       25,493,500        1,601,247   3.32
ConocoPhillips                                                           1934        8,807,750          443,030    .92
EOG Resources, Inc.                                                      1990          725,000           27,100    .05
Exxon Mobil Corp.                                                        1882       22,013,000          774,858   1.61
Kerr-McGee Corp.                                                         1941        2,600,000          109,486    .23
Marathon Oil Corp.                                                       1991       11,700,000          266,409    .55
Sunoco, Inc.                                                             1904        3,000,000          111,630    .23
Unocal Corp.                                                             1916        8,696,500          240,893    .50
                                                                                                      3,683,765   7.64
                                                                                                      3,808,838   7.90

MATERIALS  -  5.21%
CHEMICALS  -  1.57%
Air Products and Chemicals, Inc.                                         1954        3,212,300          138,354    .28
Crompton Corp.                                                           1933        5,800,001           37,236    .08
Dow Chemical Co.                                                         1911       15,226,600          496,996   1.03
PPG Industries, Inc.                                                     1899        1,762,200           85,484    .18
                                                                                                        758,070   1.57
CONTAINERS & PACKAGING  -  .09%
Temple-Inland Inc.                                                       1984          900,000           40,770    .09

METALS & MINING  -  .66%
Alcoa Inc.                                                               1939        6,500,000          149,045    .31
Newmont Mining Corp.                                                     1934        6,250,000          168,875    .35
                                                                                                        317,920    .66
PAPER & FOREST PRODUCTS  -  2.89%
International Paper Co.                                                  1946       19,700,000          704,275   1.46
MeadWestvaco Corp.                                                       1892        7,749,806          182,818    .38
Weyerhaeuser Co.                                                         1933       10,200,000          505,818   1.05
                                                                                                      1,392,911   2.89
                                                                                                      2,509,671   5.21

CAPITAL GOODS  -  7.30%
AEROSPACE & DEFENSE  -  2.43%
Boeing Co.                                                               1942        5,000,000          136,400    .28
Honeywell International Inc.                                             1887       11,950,000          282,020    .59
Lockheed Martin Corp.                                                    1995        1,000,000           50,050    .10
Northrop Grumman Corp.                                                   1951        2,488,300          218,846
Northrop Grumman Corp. 7.25% convertible preferred 2004                         140,000 units            14,315    .48
Raytheon Co.                                                             1964        6,400,000          191,552    .40
United Technologies Corp.                                                1936        4,492,100          277,657    .58
                                                                                                      1,170,840   2.43
CONSTRUCTION & ENGINEERING  -  .25%
Fluor Corp.                                                              1974        3,536,500          122,257    .25

ELECTRICAL EQUIPMENT  -  .43%
Emerson Electric Co.                                                     1947        3,700,000          187,590    .39
Rockwell Automation                                                      1948          821,000           18,719    .04
                                                                                                        206,309    .43
INDUSTRIAL CONGLOMERATES  -  2.69%
General Electric Co.                                                     1899       38,350,000        1,129,407   2.34
Tyco International Ltd.                                                  1975       10,825,000          168,870    .35
                                                                                                      1,298,277   2.69
MACHINERY  -  1.50%
Caterpillar Inc.                                                         1914        3,525,000          185,415    .38
Deere & Co.                                                              1937        3,800,000          167,314    .35
Dover Corp.                                                              1947        2,000,000           57,480    .12
Eaton Corp.                                                              1923        1,012,900           83,129    .17
Illinois Tool Works Inc.                                                 1933        1,200,000           76,776    .16
Ingersoll-Rand Co. Ltd., Class A                                         1910        1,700,000           74,936    .16
Pall Corp.                                                               1974        3,592,300           75,869    .16
                                                                                                        720,919   1.50
                                                                                                      3,518,602   7.30

COMMERCIAL SERVICES & SUPPLIES  -  1.71%
COMMERCIAL SERVICES & SUPPLIES  -  1.71%
Automatic Data Processing, Inc.                                          1974        9,350,000          314,440    .65
Deluxe Corp.                                                             1921        2,200,000           96,822    .20
Pitney Bowes Inc.                                                        1934       10,344,900          363,209    .76
ServiceMaster Co.                                                        1962        5,500,000           49,775    .10
                                                                                                        824,246   1.71

TRANSPORTATION  -  .61%
AIRLINES  -  .25%
Southwest Airlines Co.                                                   1976        7,500,000          119,700    .25

ROAD & RAIL  -  .36%
Burlington Northern Santa Fe Corp.                                       1940        4,000,000          112,640    .24
Union Pacific Corp.                                                      1900        1,000,000           59,520    .12
                                                                                                        172,160    .36
                                                                                                        291,860    .61

AUTOMOBILES & COMPONENTS  -  1.96%
AUTO COMPONENTS  -  .06%
Dana Corp.                                                               1936        3,200,000           29,728    .06

AUTOMOBILES  -  1.90%
General Motors Corp.                                                     1915       23,763,400          856,671
General Motors Corp., Series B, 5.25% convertible debentures 2032                    2,442,000           58,046   1.90
                                                                                                        914,717   1.90
                                                                                                        944,445   1.96

CONSUMER DURABLES & APPAREL  -  1.22%
HOUSEHOLD DURABLES  -  .44%
Newell Rubbermaid Inc.                                                   1946        4,000,000          121,920    .25
Stanley Works                                                            1877        3,828,500           91,999    .19
                                                                                                        213,919    .44
TEXTILES, APPAREL & LUXURY GOODS  -  .78%
NIKE, Inc., Class B                                                      1984        4,414,900          236,330    .49
VF Corp.                                                                 1941        3,500,000          137,690    .29
                                                                                                        374,020    .78
                                                                                                        587,939   1.22

HOTELS, RESTAURANTS & LEISURE  -  1.05%
HOTELS, RESTAURANTS & LEISURE  -  1.05%
Carnival Corp., units                                                    1988        9,000,000          248,310    .51
McDonald's Corp.                                                         1976       15,200,000          259,920    .54
                                                                                                        508,230   1.05

MEDIA  -  1.12%
MEDIA  -  1.12%
AOL Time Warner Inc.(2)                                                    -        14,600,000          199,728    .41
Dow Jones & Co., Inc.                                                    1906        1,900,000           75,240    .16
Gannett Co., Inc.                                                        1929          800,000           60,576    .12
Interpublic Group of Companies, Inc.                                     1971       11,681,000          133,163    .28
Knight-Ridder, Inc.                                                      1941        1,100,000           71,005    .15
                                                                                                        539,712   1.12

RETAILING  -  5.06%
DISTRIBUTORS  -  .43%
Genuine Parts Co.                                                        1948        6,555,800          209,589    .43

MULTILINE RETAIL  -  1.56%
Dollar General Corp.                                                     1975        5,250,000           76,335    .16
May Department Stores Co.                                                1911       14,265,000          308,409    .64
Target Corp.                                                             1965       10,900,000          364,496    .76
                                                                                                        749,240   1.56
SPECIALTY RETAIL  -  3.07%
Gap, Inc.                                                                1976        4,500,000           74,835
Gap, Inc. 5.75% convertible notes 2009                                             $40,000,000           52,600    .26
Limited Brands, Inc.                                                     1970       22,000,000          319,880    .66
Lowe's Companies, Inc.                                                   1961       15,000,000          658,350   1.37
TJX Companies, Inc.                                                      1980       19,500,000          375,375    .78
                                                                                                      1,481,040   3.07
                                                                                                      2,439,869   5.06

FOOD & DRUG RETAILING  -  1.31%
FOOD & DRUG RETAILING  -  1.31%
Albertson's, Inc.                                                        1960       19,906,750          395,348    .82
Walgreen Co.                                                             1933        7,690,400          237,326    .49
                                                                                                        632,674   1.31

FOOD & BEVERAGE  -  4.97%
BEVERAGES  -  .94%
Coca-Cola Co.                                                            1893        5,475,000          221,190    .46
PepsiCo, Inc.                                                            1952        5,400,000          233,712    .48
                                                                                                        454,902    .94
FOOD PRODUCTS  -  4.03%
ConAgra Foods, Inc.                                                      1976       12,750,000          267,750    .56
General Mills, Inc.                                                      1898        9,000,000          405,990    .84
H.J. Heinz Co.                                                           1911       14,350,000          428,778    .89
Kellogg Co.                                                              1923        7,200,000          235,728    .49
Sara Lee Corp.                                                           1946       25,350,000          425,373    .88
Unilever NV (New York registered)                                        1955        2,800,000          176,316    .37
                                                                                                      1,939,935   4.03
                                                                                                      2,394,837   4.97

HOUSEHOLD & PERSONAL PRODUCTS  -  2.27%
HOUSEHOLD PRODUCTS  -  1.29%
Kimberly-Clark Corp.                                                     1935       12,503,100          622,279   1.29

PERSONAL PRODUCTS  -  .98%
Avon Products, Inc.                                                      1919        8,150,000          474,085    .98
                                                                                                      1,096,364   2.27

HEALTH CARE EQUIPMENT & SERVICES  -  1.82%
HEALTH CARE EQUIPMENT & SUPPLIES  -  .56%
Applera Corp. - Applied Biosystems Group                                 1971        8,733,000          153,089    .32
Becton, Dickinson and Co.                                                1926        3,250,000          115,050    .24
                                                                                                        268,139    .56
HEALTH CARE PROVIDERS & SERVICES  -  1.26%
Aetna Inc.                                                               2001        4,400,000          219,120    .45
Cardinal Health, Inc.                                                    1983        3,900,000          215,592    .45
CIGNA Corp.                                                              1867        3,325,000          173,897    .36
                                                                                                        608,609   1.26
                                                                                                        876,748   1.82

PHARMACEUTICALS & BIOTECHNOLOGY  -  9.75%
PHARMACEUTICALS  -  9.75%
Abbott Laboratories                                                      1926        4,700,000          190,961    .40
Bristol-Myers Squibb Co.                                                 1900       52,925,000        1,351,705   2.80
Eli Lilly and Co.                                                        1885       19,840,000        1,266,189   2.63
Johnson & Johnson                                                        1944        1,750,000           98,630    .21
Merck & Co., Inc.                                                        1935        7,650,000          445,077    .92
Pfizer Inc (acquired Pharmacia Corp.)                                    1901       37,709,000        1,159,552   2.40
Schering-Plough Corp.                                                    1952        5,497,400           99,503    .21
Wyeth                                                                    1919        2,000,000           87,060    .18
                                                                                                      4,698,677   9.75

BANKS  -  10.83%
BANKS  -  10.83%
Bank of America Corp.                                                    1903       12,675,000          938,584   1.95
Bank of New York Co., Inc.                                               1785        9,500,000          251,275    .52
BANK ONE CORP.                                                           1935       17,583,000          633,867   1.31
FleetBoston Financial Corp.                                              1791       21,600,000          572,832   1.19
HSBC Holdings PLC (ADR) (formerly Household International, I             1926       10,272,000          561,776   1.16
KeyCorp                                                                  1963        3,000,000           72,330    .15
National City Corp.                                                      1936        3,400,000          101,864    .21
PNC Financial Services Group, Inc.                                       1865        7,100,000          311,690    .65
SunTrust Banks, Inc.                                                     1985        1,000,000           57,220    .12
Wachovia Corp.                                                           1914       14,870,000          568,183
Wachovia Corp., DEPS                                                                 5,650,000              198   1.18
Washington Mutual, Inc.                                                  1986        9,850,000          389,075    .81
Wells Fargo & Co.                                                        1939       15,835,000          764,197   1.58
                                                                                                      5,223,091  10.83

DIVERSIFIED FINANCIALS  -  5.22%
DIVERSIFIED FINANCIALS  -  5.22%
American Express Co.                                                     1870        1,750,000           66,255    .14
Citigroup Inc.                                                           1986        1,230,000           48,277    .10
Fannie Mae                                                               1956        5,325,000          385,477    .80
Freddie Mac                                                              1989          950,000           55,005    .11
J.P. Morgan Chase & Co.                                                  1827       64,235,000        1,885,297   3.91
SLM Corp.                                                                1983          700,000           78,400    .16
                                                                                                      2,518,711   5.22

INSURANCE  -  5.21%
INSURANCE  -  5.21%
Allstate Corp.                                                           1993       18,750,000          708,563   1.47
American International Group, Inc.                                       1969       11,000,000          637,450   1.32
Aon Corp.                                                                1950        9,850,000          218,276    .45
Hartford Financial Services Group, Inc.                                  1996        2,000,000           81,520    .17
Jefferson-Pilot Corp.                                                    1913        4,675,000          187,421    .39
Lincoln National Corp.                                                   1920        9,154,800          292,587    .61
Marsh & McLennan Companies, Inc.                                         1923        2,400,000          114,432    .24
St. Paul Companies, Inc.                                                 1872        7,950,000          273,003    .56
                                                                                                      2,513,252   5.21

SOFTWARE & SERVICES  -  1.26%
IT CONSULTING & SERVICES  -  .57%
Electronic Data Systems Corp.                                            1984       11,700,000          212,355
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                       3,220,000 units            63,756    .57
                                                                                                        276,111    .57
SOFTWARE  -  .69%
Microsoft Corp.                                                          2003        8,740,000          223,482    .47
Oracle Corp. (2)                                                           -         9,000,000          106,920    .22
                                                                                                        330,402    .69
                                                                                                        606,513   1.26

TECHNOLOGY HARDWARE & EQUIPMENT  -  3.81%
COMMUNICATIONS EQUIPMENT  -  .34%
Cisco Systems, Inc.(2)                                                     -         4,568,600           68,712    .14
Motorola, Inc.                                                           1942       12,100,000           95,711    .20
                                                                                                        164,423    .34
COMPUTERS & PERIPHERALS  -  2.36%
Dell Computer Corp.(2)                                                     -         2,150,000           62,157    .13
EMC Corp.(2)                                                               -        15,501,000          140,904    .29
Hewlett-Packard Co.                                                      1965       26,950,000          439,285    .91
International Business Machines Corp.                                    1916        4,775,000          405,398    .84
Sun Microsystems, Inc.(2)                                                  -        27,000,000           89,100    .19
                                                                                                      1,136,844   2.36
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  .10%
Sanmina-SCI Corp.(2)                                                       -        10,225,000           49,080    .10

OFFICE ELECTRONICS  -  .11%
IKON Office Solutions, Inc.                                              1965        7,000,000           54,320    .11

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  .90%
Applied Materials, Inc.(2)                                                 -        10,900,000          159,140    .33
Intel Corp.                                                              1992        3,800,000           69,920    .14
Linear Technology Corp.                                                  1992          700,000           24,129    .05
Texas Instruments Inc.                                                   1962        8,335,300          154,120    .32
Xilinx, Inc.(2)                                                            -         1,000,000           27,070    .06
                                                                                                        434,379    .90
                                                                                                      1,839,046   3.81

TELECOMMUNICATION SERVICES  -  6.79%
DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.79%
ALLTEL Corp.                                                             1961        8,100,000          379,566
ALLTEL Corp. 7.75% 2005                                                       1,500,000 units            72,450    .94
AT&T Corp.                                                               1881       31,724,999          540,911   1.12
CenturyTel, Inc. 6.875% ACES 2005                                               575,000 units            14,691    .03
SBC Communications Inc.                                                  1984       34,100,000          796,576   1.65
Sprint Corp. - FON Group, Series 1                                       1939       43,858,400          504,810   1.05
Verizon Communications Inc.                                              1984       25,800,000          964,404   2.00
                                                                                                      3,273,408   6.79

UTILITIES  -  9.01%
ELECTRIC UTILITIES  -  7.96%
Ameren Corp.                                                             1906        2,300,000           94,254
Ameren Corp. 9.75% ACES convertible preferred 2005                              550,000 units            15,048    .23
American Electric Power Co., Inc.                                        1909       16,841,300          444,273    .92
Consolidated Edison, Inc.                                                1885        3,271,700          127,171    .26
Constellation Energy Group, Inc.                                         1910        7,250,000          212,280    .44
Dominion Resources, Inc.                                                 1925        8,870,000          524,927   1.09
DTE Energy Co.                                                           1909        3,550,000          143,136    .30
Exelon Corp.                                                             1902        6,250,000          331,500    .69
FirstEnergy Corp.                                                        1930        2,288,741           77,199    .16
FPL Group, Inc.                                                          1944        3,550,000          216,089    .45
PPL Corp.                                                                1946        2,000,000           72,400    .15
Progress Energy, Inc.                                                    1937       11,125,418          464,820    .96
Public Service Enterprise Group Inc.                                     1907        6,620,000          254,671    .53
Puget Sound Energy, Inc.                                                 1943        3,800,000           80,256    .17
Southern Co.                                                             1948       13,000,000          378,170    .78
TECO Energy, Inc.                                                        1900        1,000,000           10,790    .02
TXU Corp.                                                                1946        9,500,000          189,240
TXU Corp. 8.125% FELINE PRIDES 2006                                             800,000 units            25,088    .44
Xcel Energy Inc.                                                         1910       13,000,000          175,760    .37
                                                                                                      3,837,072   7.96
GAS UTILITIES  -  .17%
NiSource Inc.                                                            1987        4,400,000           83,160    .17

MULTI-UTILITIES & UNREGULATED POWER  -  .88%
Duke Energy Corp.                                                        1926       21,039,100          370,078    .77
Williams Companies, Inc.                                                 1974        7,500,000           52,125    .11
                                                                                                        422,203    .88
                                                                                                      4,342,435   9.01
MISCELLANEOUS  -  .87%
MISCELLANEOUS  -  .87%
Other equity securities in initial period of acquisition                                                420,757    .87


Total equity securities (cost: $44,985,350,000)                                                      46,409,925  96.26



                                                                                    Principal
                                                                                       amount
Short-term securities                                                                   (000)
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
Federal Home Loan Banks 1.09%-1.90% due 5/2-7/28/2003                                 $902,920          901,444   1.87
United States Treasury Bills 1.08%-1.16% due 5/8-7/24/2003                             921,671          920,266   1.91
Total short-term securities (cost: $1,821,693,000)                                                    1,821,710   3.78

Total investment securities (cost: $46,807,043,000)                                                  48,231,635 100.04
Other assets less liabilities                                                                          (17,018)  (.04)

Net assets                                                                                          $48,214,617100.00%

(1) Source: Standard & Poor's Stock Guide, with adjustments for purchases and acquisitions.
(2) Security did not produce income during the last 12 months.
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at April 30, 2003
(dollars and shares in thousands, except per share amounts)

Assets:
 Investment securities at market (cost: $46,807,043)                                    $48,231,635
 Cash                                                                                           231
 Receivables for:
  Sales of investments                                                     $76,484
  Sales of Fund's shares                                                    87,878
  Dividends and interest                                                   113,928          278,290
 Other assets                                                                                     6
                                                                                         48,510,162
Liabilities:
 Payables for:
  Purchases of investments                                                 218,055
  Repurchases of Fund's shares                                              39,154
  Management services                                                       11,059
  Services provided by affiliates                                           26,259
  Deferred Directors' and Advisory Board compensation                          867
  Other fees and expenses                                                      151          295,545
Net assets at April 30, 2003                                                            $48,214,617

Net assets consist of:
 Capital paid in on shares of capital stock                                             $47,248,378
 Undistributed net investment income                                                        111,130
 Accumulated net realized loss                                                             (569,483)
 Net unrealized appreciation                                                              1,424,592
Net assets at April 30, 2003                                                            $48,214,617

Total authorized capital stock - 4,000,000 shares, $.001 par value
                                                          Net assets Shares outstanding Net asset value
                                                                                        per share/1/
Class A                                                  $43,700,776 1,821,724                $23.99
Class B                                                    1,538,535    64,436                 23.88
Class C                                                    1,213,732    50,902                 23.84
Class F                                                      898,653    37,522                 23.95
Class 529-A                                                  198,728     8,289                 23.97
Class 529-B                                                   52,670     2,203                 23.91
Class 529-C                                                   69,184     2,893                 23.91
Class 529-E                                                    9,576       400                 23.92
Class 529-F                                                    2,829       118                 23.96
Class R-1                                                      7,870       329                 23.92
Class R-2                                                     95,878     4,015                 23.88
Class R-3                                                    124,912     5,219                 23.93
Class R-4                                                     70,883     2,960                 23.95
Class R-5                                                    230,391     9,605                 23.99
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all

See Notes to Financial Statements

Statement of operations for the year ended April 30, 2003

Investment income:
 Income:                                                             (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $873)                                                $1,353,874
  Interest                                                                  27,261       $1,381,135

 Fees and expenses:
  Investment advisory services                                              92,867
  Business management services                                              42,754
  Distribution services                                                    130,360
  Transfer agent services                                                   49,406
  Administrative services                                                    4,071
  Reports to shareholders                                                    1,927
  Registration statement and prospectus                                      2,415
  Postage, stationery and supplies                                           6,135
  Directors' and Advisory Board compensation                                   565
  Auditing and legal                                                           177
  Custodian                                                                    379
  Other                                                                        176
  Total expenses before reimbursement                                      331,232
   Reimbursement of expenses                                                    99          331,133
 Net investment income                                                                    1,050,002

Net realized gain and unrealized depreciation on investments:
 Net realized gain on investments                                                            38,361
 Net unrealized depreciation on investments                                              (8,316,036)
  Net realized gain and unrealized depreciation on investments                           (8,277,675)
Net decrease in net assets resulting from operations                                    $(7,227,673)



See Notes to Financial Statements





Statement of changes in net assets                                   (dollars in thousands)

                                                                     Year ended April 30
                                                                               2003             2002
Operations:
 Net investment income                                                  $1,050,002         $846,677
 Net realized gain (loss) on investments                                    38,361         (525,938)
 Net unrealized depreciation on investments                             (8,316,036)        (669,533)
  Net decrease in net assets
   resulting from operations                                            (7,227,673)        (348,794)

Dividends and distributions paid to shareholders:
 Dividends from net investment income                                   (1,028,729)        (924,457)
 Distributions from net realized gain on investments                       (75,983)      (1,103,304)
   Total dividends and distributions paid to shareholders               (1,104,712)      (2,027,761)

Capital share transactions                                               3,583,085        6,299,190

Total (decrease) increase in net assets                                 (4,749,300)       3,922,635

Net assets:
 Beginning of year                                                      52,963,917       49,041,282
 End of year (including undistributed net investment income:
  $111,130 and $90,401, respectively)                                  $48,214,617      $52,963,917


See Notes to Financial Statements


Notes to financial statements



Organization and significant accounting policies

Organization - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

    Share class      Initial sales charge      Contingent deferred              Conversion feature
                                             sales charge upon redemption
Classes A and 529-A       Up to 5.75%        None(except 1% for                 None
                                             certain redemptions within one
                                             year of purchase without an
                                             initial sales charge)

Classes B and 529-B        None           Declines from 5% to zero              Classes B and 529-B convert to
                                             for redemptions within six         classes A and 529-A,
                                                  years of purchase             respectively, after eight years

Class C                    None           1% for redemptions within             Class C converts to Class F
                                                one year of purchase            after 10 years

Class 529-C                None           1% for redemptions within             None
                                               one year of purchase

Class 529-E                None                     None                        None

Classes F and 529-F        None                     None                        None

Classes R-1, R-2, R-3, R-4
and R-5                     None                     None                       None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per- share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

     Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Fund's Board of Directors.

     Security transactions and related investment income - Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and certain shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund. As of April 30, 2003, the cost of investment securities for federal income tax purposes was $46,819,873,000.

During the year ended April 30, 2003, the Fund reclassified $3,000 from additional paid-in capital and $544,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                          (dollars in thousands)
Undistributed net investment income                                     $111,997
Short-term and long-term capital loss deferrals                        (556,652)
Gross unrealized appreciation on investment securities                 6,552,748
Gross unrealized depreciation on investment securities               (5,140,986)

Short-term and long-term capital loss deferrals above include capital losses of $556,652,000, that were realized during the period November 1, 2002 through April 30, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


Year ended April 30, 2003
                                                                                     Distributions
                                          Distributions from ordinary income         from long term  Total distr
Share class(1)                     Net investment income   Short-term capital gains  capital ginas   paid

Class A                                       $ 969,924                  -           $ 70,108        $ 1,040,032

Class B                                          19,443                  -              2,187             21,630

Class C                                          13,864                  -              1,631             15,495

Class F                                          14,299                  -              1,159             15,458

Class 529-A                                       2,929                  -                238              3,167

Class 529-B                                         496                  -                 62                558

Class 529-C                                         655                  -                 81                736

Class 529-E                                         103                  -                 10                113

Class 529-F                                          18                  -                  1                 19


Class R-2                                           547                  -                 56                603

Class R-3                                           800                  -                 72                872

Class R-4                                           288                  -                 28                316

Class R-5                                         5,329                  -                347              5,676

Total                                       $ 1,028,729                  -           $ 75,983        $ 1,104,712

Year ended April 30, 2002

Class A                                       $ 909,181                  -        $ 1,075,003        $ 1,984,184

Class B                                           7,815                  -             15,419             23,234

Class C                                           3,566                  -              7,377             10,943

Class F                                           3,773                  -              5,505              9,278

Class 529-A                                          86                  -                  -                 86

Class 529-B                                          16                  -                  -                 16

Class 529-C                                          19                  -                  -                 19

Class 529-E                                           1                  -                  -                  1

Total                                         $ 924,457                  -        $ 1,103,304        $ 2,027,761


(1) Class 529-F shares were offered beginning February 15,2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002. Class 529-A, 529-B, 529-C and 529-E were offered beginning February 15, 2002.

3. Fees and transactions with related parties

Business management services - The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.040% of such assets in excess of $55 billion. For the year ended April 30, 2003, the business management services fee was equivalent to an annualized rate of 0.091% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), earned $601,000 on its retail sales of shares and distribution plan of the Fund and received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services - Capital Research and Management Company (CRMC), the Fund's investment advisor, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.185% on such assets in excess of $55 billion. For the year ended April 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.199% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


Share class                    Currently approved limits             Plan limits
Class A                                  0.25%                          0.25%
Class 529-A                              0.25                           0.50
Classes B and 529-B                      1.00                           1.00
Classes C, 529-C and R-1                 1.00                           1.00
Class R-2                                0.75                           1.00
Classes 529-E and R-3                    0.50                           0.75
Classes F, 529-F and R-4                 0.25                           0.50

All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

Transfer agent services - The Fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended April 30, 2003, were as follows (dollars in thousands):

Share class   Distribution    Transfer agent        CRMC Administrative     Transfer Agent  Commonwealth of Virginia
              Services        Services              services                services        administrative services

Class A       $105,879        $47,769               Not applicable          Not applicable  Not applicable
Class B         12,503          1,637               Not applicable          Not applicable  Not applicable
Class C          9,033                              $1,354                 $426             Not applicable

                                Included
                                  in
                               administrative
                               services
Class F          1,582                                 949                  217             Not applicable
  Class 529-A      147                                 188                  20                  $125
  Class 529-B      320                                  48                  20                   32
  Class 529-C      424                                  64                  20                   42
  Class 529-E       25                                  7                   1                    5
  Class 529-F        2                                  1                   -*                   1
   Class R-1        22                                  3                   6              Not applicable
   Class R-2       205                                 41                 157              Not applicable
   Class R-3       180                                 54                  58              Not applicable
   Class R-4        38                                 23                   6              Not applicable
   Class R-5     Not applicable                       198                   5              Not applicable
     Total      $130,360          $49,406             $2,930               $936                 $205
--------------- ================ ================= ======================================== ====================
* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation - Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - WMC and JLC are both wholly owned subsidiaries of JLG. All the officers of the Fund and four of its Directors are affiliated with JLG and receive no compensation directly from the Fund in such capacities.

4. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):


Share class(1)              Sales(2)     Reinvestments of
                                         dividends and
                                           distributions    Repurchases(2)   Net increase

                       Amount    Shares   Amount  Shares  Amount   Shares   Amount  Shares

Class A               7,060,551 291,493  973,429  40,929 (7,098,67(296,696 935,307  35,726
Class B                 792,895  32,647   20,726     880 (184,797) (7,910) 628,824  25,617
Class C                 809,481  33,465   14,733     629 (168,702) (7,234) 655,512  26,860
Class F                 696,571  28,917   14,070     599 (180,470) (7,670) 530,171  21,846
Class 529-A             163,103   6,654    3,167     135   (5,308)   (228) 160,962   6,561
Class 529-B              45,053   1,846      559      24   (1,178)    (50)  44,434   1,820
Class 529-C              59,484   2,427      736      31   (2,082)    (90)  58,138   2,368
Class 529-E               9,228     379      113       5     (256)    (11)   9,085     373
Class 529-F               2,749     118       19       1      (27)     (1)   2,741     118
Class R-1                 8,234     354       37       1     (598)    (26)   7,673     329
Class R-2               106,862   4,638      603      26  (14,832)   (649)  92,633   4,015
Class R-3               139,939   6,051      867      38  (19,854)   (870) 120,952   5,219
Class R-4                74,628   3,294      316      14   (7,707)   (348)  67,237   2,960
Class R-5               313,165  11,520    5,529     233  (49,278) (2,148) 269,416   9,605
Total net increase
   (decrease)         10,281,943423,803 1,034,904 43,545 (7,733,76(323,9313,583,085143,417

Year ended April 30, 2002
Class A               7,676,711 267,697 1,863,712 66,650 (5,235,51(182,7344,304,913151,613
Class B                 855,010  29,918   22,290     798  (45,604) (1,612) 831,696  29,104
Class C                 663,148  23,250   10,503     376  (22,510)   (797) 651,141  22,829
Class F                 463,606  16,165    8,634     309  (37,824) (1,332) 434,416  15,142
Class 529-A              50,134   1,733       86       3     (236)     (8)  49,984   1,728
Class 529-B              11,111     384       16      -*      (34)     (1)  11,093     383
Class 529-C              15,180     525       19       1      (32)     (1)  15,167     525
Class 529-E                 782      27        1      -*       (3)     -*      780      27
Total net increase
   (decrease)         9,735,682 339,699 1,905,261 68,137 (5,341,75(186,4856,299,190221,351


* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

(2) Includes exchanges between share classes of the Fund.

5. Investment transactions and other disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $13,218,608,000 and $9,490,490,000, respectively, during the year ended April 30, 2003. The Fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended April 30, 2003, the custodian fee of $379,000 includes $14,000 that was offset by this reduction, rather than paid in cash.

6. Investments in affiliates The Fund owns 5.39%, 5.16% and 5.08% of the outstanding voting securities of Ashland, Lincoln National and Crompton, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.


Financial Highlights

                                  Net Asset             Net                      Dividends
                                  Value     Net         (losses)gains Total from from       DistributionsTotal        Net Asset
                                  beginning investment  both realized investment investment(from capital dividends    value, end
                                  of period income(loss)and unrealize operations income)   gains)        distribution of period
Class A:
 Year ended 4/30/2003             $ 28.37       $.55       $(4.35)   $(3.80)      $(.54)     $(.04)      $(.58)     $23.99
 Year ended 4/30/2002               29.80        .50         (.75)     (.25)       (.54)      (.64)      (1.18)      28.37
 Year ended 4/30/2001               29.14        .57         3.17      3.74        (.58)     (2.50)      (3.08)      29.80
 Year ended 4/30/2000               35.31        .61        (3.09)    (2.48)       (.58)     (3.11)      (3.69)      29.14
 Year ended 4/30/1999               33.92        .60         3.99      4.59        (.61)     (2.59)      (3.20)      35.31
Class B:
 Year ended 4/30/2003               28.25        .36        (4.32)    (3.96)       (.37)      (.04)       (.41)      23.88
 Year ended 4/30/2002               29.71        .25         (.72)     (.47)       (.35)      (.64)       (.99)      28.25
 Year ended 4/30/2001               29.11        .29         3.22      3.51        (.41)     (2.50)      (2.91)      29.71
 Period from 3/15/2000 to 4/30/00   26.93        .02         2.16      2.18           -          -           -       29.11
Class C:
 Year ended 4/30/2003               28.22        .35        (4.33)    (3.98)       (.36)      (.04)       (.40)      23.84
 Year ended 4/30/2002               29.70        .21         (.73)     (.52)       (.32)      (.64)       (.96)      28.22
 Period from 3/15/2001 to 4/30/02   28.32       (.02)        1.40      1.38           -          -           -       29.70
Class F:
 Year ended 4/30/2003               28.33        .53        (4.34)    (3.81)       (.53)      (.04)       (.57)      23.95
 Year ended 4/30/2002               29.79        .42         (.72)     (.30)       (.52)      (.64)      (1.16)      28.33
 Period from 3/15/2001 to 4/30/02   28.37        .01         1.41      1.42           -          -           -       29.79
Class 529-A:
 Year ended 4/30/2003               28.36        .54        (4.35)    (3.81)       (.54)      (.04)       (.58)      23.97
 Period from 2/15/2002 to 4/30/02   27.71        .04          .75       .79        (.14)         -        (.14)      28.36
Class 529-B:
 Year ended 4/30/2003               28.34        .32        (4.35)    (4.03)       (.36)      (.04)       (.40)      23.91
 Period from 2/19/2002 to 4/30/02   27.25       (.01)        1.22      1.21        (.12)         -        (.12)      28.34
Class 529-C:
 Year ended 4/30/2003               28.33        .32        (4.34)    (4.02)       (.36)      (.04)       (.40)      23.91
 Period from 2/15/2002 to 4/30/02   27.71       (.01)         .75       .74        (.12)         -        (.12)      28.33
Class 529-E:
 Year ended 4/30/2003               28.34        .45        (4.35)    (3.90)       (.48)      (.04)       (.52)      23.92
 Period from 3/1/2002 to 4/30/03    28.59        .01         (.13)     (.12)       (.13)         -        (.13)      28.34
Class 529-F:
 Period from 9/16/2002 to 4/30/03   23.98        .32          .10       .42        (.40)      (.04)       (.44)      23.96
Class R-1:
 Period from 5/29/2002 to 4/30/03   28.52        .32        (4.46)    (4.14)       (.42)      (.04)       (.46)      23.92
Class R-2:
 Period from 5/31/2002 to 4/30/03   28.46        .33        (4.40)    (4.07)       (.47)      (.04)       (.51)      23.88
Class R-3:
 Period from 6/4/2002 to 4/30/03    27.81        .41        (3.74)    (3.33)       (.51)      (.04)       (.55)      23.93
Class R-4:
 Period from 5/20/2002 to 4/30/03   28.78        .51        (4.74)    (4.23)       (.56)      (.04)       (.60)      23.95
Class R-5:
 Period from 5/15/2002 to 4/30/03   28.84        .57        (4.78)    (4.21)       (.60)      (.04)       (.64)      23.99


                                         Net Assets      Ratio of expenses  Ratio of net income
                                         end of perioto  average to         (loss) to average
                                         (in millions)   net assets         net assets
Class A:
 Year ended 4/30/2003                   $43,701          .67%               2.28%
 Year ended 4/30/2002                    50,669          .65                1.72
 Year ended 4/30/2001                    48,700          .65                1.95
 Year ended 4/30/2000                    47,319          .63                1.91
 Year ended 4/30/1999                    57,018          .61                1.84
Class B:
 Year ended 4/30/2003                     1,538         1.45                1.52
 Year ended 4/30/2002                     1,097         1.41                 .88
 Year ended 4/30/2001                       289         1.42                 .99
 Period from 3/15/2000 to 4/30/00            34          .17                 .08
Class C:
 Year ended 4/30/2003                     1,214         1.51                1.46
 Year ended 4/30/2002                       678         1.51                 .72
 Period from 3/15/2001 to 4/30/02            36          .23                (.07)
Class F:
 Year ended 4/30/2003                       899          .74                2.24
 Year ended 4/30/2002                       444          .78                1.46
 Period from 3/15/2001 to 4/30/02            16          .12                 .04
Class 529-A:
 Year ended 4/30/2003                       199          .70                2.29
 Period from 2/15/2002 to 4/30/02            49          .16                 .14
Class 529-B:
 Year ended 4/30/2003                        53         1.62                1.36
 Period from 2/19/2002 to 4/30/02            11          .30                (.02)
Class 529-C:
 Year ended 4/30/2003                        69         1.61                1.38
 Period from 2/15/2002 to 4/30/02            15          .32                (.03)
Class 529-E:
 Year ended 4/30/2003                         9         1.08                1.92
 Period from 3/1/2002 to 4/30/03              1          .17                 .04
Class 529-F:
 Period from 9/16/2002 to 4/30/03             3          .82   (4)          2.25 (4)
Class R-1:
 Period from 5/29/2002 to 4/30/03             8         1.51 (4)(5)         1.50 (4)
Class R-2:
 Period from 5/31/2002 to 4/30/03            96         1.47 (4)(5)         1.58 (4)
Class R-3:
 Period from 6/4/2002 to 4/30/03            125         1.09 (4)(5)         1.95 (4)
Class R-4:
 Period from 5/20/2002 to 4/30/03            71          .73 (4)(5)         2.32 (4)
Class R-5:
 Period from 5/15/2002 to 4/30/03           230          .41   (4)          2.51 (4)


(1) Based on  operations  for the period  shown  (unless  otherwise  noted) and,

(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) Annualized.

(5) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.71%, 1.78%, 1.11% and .74% for classes R-1, R-2, R-3 and R-4, respectively.

Report of independent accountants

To the Board of Directors and Shareholders of Washington  Mutual Investors Fund,
Inc.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington Mutual Investors Fund, Inc. (the "Fund") at April 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
May 30, 2003




Los Angeles, California
May 30, 2003




The following is a spanish translation of the Retail Statement of Additional Information for Washington Mutual Investors Fund. Howard Kitzmiller, Secretary

  WASHINGTON MUTUAL INVESTORS FUND, INC.

                                     Part B
                      Statement of Additional Information

                               June 22, 2003
                           (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current prospectus of Washington Mutual Investors Fund (the "fund or "WMIF") dated June 22, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                     Washington Mutual Investors Fund, Inc.
                              Attention: Secretary
                           1101 Vermont Avenue, N.W.
                            Washington, D.C.  20005
                                 (202) 842-5665

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        6
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       34
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       38
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Shareholder Account Services and Privileges . . . . . . . . . . . .       42
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       45
General Information . . . . . . . . . . . . . . . . . . . . . . . .       46
Class A Share Investment Results and Related Statistics . . . . . .       47
Financial Statements




                   Washington Mutual Investors Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE

..    As set forth in its Prospectus, generally common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. government securities, cash and cash equivalents.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


NON-U.S. SECURITIES - The fund may invest in securities of certain companies domiciled outside of the United States if they meet the fund's other Investment Standards and are included in the Standard and Poor's 500 Composite Stock Index. Foreign securities may be subject to certain risks, different from those of investing in U.S. based companies. These include less publicly available information about issues, different accounting, auditing and financial reporting regulations and practices, changing economic, political and social conditions, and risks associated with foreign currency exchange rates and foreign trading markets. These securities

                   Washington Mutual Investors Fund - Page 2 are often in the form of American Depositary Receipts ("ADRs") which are typically issued by a U.S. bank or trust company evidencing ownership of an underlying foreign security. Investing in foreign securities that are traded in the U.S. or through ADRs avoids certain foreign currency risks. Investing through ADRs may, however, make it more difficult to exercise all of the rights that customarily attach to share ownership.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


PORTFOLIO TURNOVER - The fund's portfolio turnover rate for the fiscal year ended 2002 was 21% and the average of the last five years was 24%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


With our focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). Such high turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.


               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES

The fund has Investment Standards based upon criteria established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The fund's Investment Standards encompass

                   Washington Mutual Investors Fund - Page 3 numerous criteria that govern which securities may be included on the fund's Eligible List. Currently, those criteria include, for example: (i) a security shall be listed on the New York Stock Exchange ("NYSE") or meet the financial listing requirements of NYSE (the applicable listing requirements are set forth in Section 1 of the Listed Company Manual of the NYSE); (ii) except for banks and a few other companies, the issuing company must have fully earned its dividends in at least four of the past five years and paid a dividend in at least nine of the past ten years; (iii) banks and savings and loan associations must have paid a dividend in at least four of the past five years; (iv) companies which do not meet the fund's dividend payment requirements must meet other additional requirements which are generally more stringent than the fund's other standards applicable to dividend paying companies (these companies are limited to 5% of the fund's total assets at the time of the investment); (v) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by Standard and Poor's Corp; (vi) banks, insurance companies and other financial institutions must have capital funds of at least $100 million; and (vii) companies must not derive the majority of their revenues from alcohol or tobacco products. The Investment Standards are periodically reviewed by the fund's Board of Directors, Investment Adviser and Business Manager. Although the Standards are not changed frequently, modifications may be made, with the approval of the fund's Board of Directors, as a result of economic, market or corporate developments. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List for continued compliance with the fund's Investment Standards.


It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust. The Investment Standards are not part of the fund's Investment Restrictions discussed below.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                   Washington Mutual Investors Fund - Page 4

The fund may not:


 1. Purchase any security which is not legal for the investment of trust funds in the District of Columbia;

 2.  Purchase or sell real estate or commodities;

 3. Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;

 4. Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;

 5. Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;

 6.  Purchase securities on margin or sell securities short;

 7.  Lend money;

 8. Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any periods when loans amounting to 5% or more of the fund's net assets are outstanding; and

 9. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.

It is declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.


Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors as permitted by the Securities and Exchange Commission.


The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.

                   Washington Mutual Investors Fund - Page 5

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                                                                       NUMBER OF
                                     YEAR FIRST                                       PORTFOLIOS
                        POSITION      ELECTED         PRINCIPAL OCCUPATION(S)       WITHIN THE FUND
                        WITH THE     A DIRECTOR               DURING              COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/          PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Cyrus A. Ansary         Director       1983        President, Investment                  3            JPMorgan Value
 Age: 69                                            Services                                            Opportunities Fund
                                                    International Co. LLC
                                                    (holding company for
                                                    various operating entities)
-----------------------------------------------------------------------------------------------------------------------------------
 Charles A. Bowsher      Director       2001        Retired Comptroller General            1            DeVry, Inc.; SI
 Age: 72                                            of The United States                                International, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan      Director       1997        Vice Chairman & Treasurer,             3            JPMorgan Value
 III                                                The Morris & Gwendolyn                              Opportunities Fund; WGL
 Age: 71                                            Cafritz Foundation                                  Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Edward W. Kelley,       Director       2002        Retired Governor, Federal              1            Security Capital Corp.
 Jr.                                                Reserve Board
 Age: 71
-----------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III     Director       1992        Chairman, The CapAnalysis              3            Atlantic Coast Airlines;
 Age: 60                                            Group, LLC (economic,                               JPMorgan Value
                                                    financial and regulatory                            Opportunities Fund
                                                    consulting); former
                                                    Counselor, Citizens for a
                                                    Sound Economy
-----------------------------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega     Director       2002        Former Treasurer of the                3            The Kroger Co.; Rayonier
 Age: 68                                            United States                                       Inc.; JPMorgan Value
                                                                                                        Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
 John Knox Singleton     Director       2001        President and Chief                    1            Healthcare Realty Trust,
 Age: 54                                            Executive Officer, INOVA                            Inc.
                                                    Health System
-----------------------------------------------------------------------------------------------------------------------------------
 T. Eugene Smith         Director       1987        President, T. Eugene Smith,            3            JPMorgan Value
 Age: 72                                            Inc.                                                Opportunities Fund
                                                    (real estate consulting,
                                                    planning and development)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard P. Steuart      Director       1997        Vice President,                        3            JPMorgan  Value
 II                                                 Steuart Investment Company                          Opportunities Fund
 Age: 68                                            (real estate investment and
                                                    operation)
-----------------------------------------------------------------------------------------------------------------------------------



                   Washington Mutual Investors Fund - Page 6

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST            PAST 5 YEARS AND               NUMBER OF
                                      ELECTED               POSITIONS HELD               PORTFOLIOS
                       POSITION       DIRECTOR         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Fred J. Brinkman      Director         1997        Senior Financial Consultant,              1            None
 Age: 74                                            Washington Management
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 James H. Lemon,       Chairman         1971        Chairman of the Board and                 3            JPMorgan Value
 Jr.                   of the                       Chief Executive Officer,                               Opportunities Fund
 Age: 67               Board                        The Johnston-Lemon Group,
                                                    Incorporated (financial
                                                    services holding company)
-----------------------------------------------------------------------------------------------------------------------------------
 Harry J. Lister       Vice             1972        President and Director,                   3            JPMorgan Value
 Age: 67               Chairman                     Washington Management                                  Opportunities Fund
                       of the                       Corporation
                       Board
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele     President        2000        Executive Vice President and              3            JPMorgan Value
 Age: 57               and                          Director, Washington                                   Opportunities Fund
                       Director                     Management Corporation; former
                                                    Partner, Dechert Price and
                                                    Rhoads
-----------------------------------------------------------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 7

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                 PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE                 FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Howard L.              Senior Vice President,          1983          Director, Senior Vice President, Secretary and Assistant
 Kitzmiller                 Secretary and                             Treasurer, Washington Management Corporation
 Age: 73                      Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 Ralph S. Richard           Vice President              1953          Director, Vice President and Treasurer, Washington
 Age: 84                                                              Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Lois A. Erhard             Vice President              1983          Vice President, Washington Management Corporation
 Age: 51
-----------------------------------------------------------------------------------------------------------------------------------
 Michael W. Stockton        Assistant Vice              1995          Vice President, Assistant Secretary and Assistant Treasurer,
 Age: 36                 President, Assistant                         Washington Management Corporation
                            Secretary and
                         Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 J. Lanier Frank            Assistant Vice              1992          Assistant Vice President, Washington Management Corporation
 Age: 42                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Ashley L. Shaw/6/       Assistant Secretary            2000          Assistant Secretary, Washington Management Corporation,
 Age: 34                                                              former Attorney/Law Clerk
-----------------------------------------------------------------------------------------------------------------------------------



1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.

                   Washington Mutual Investors Fund - Page 8

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

5 All of the directors and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as Business Manager.
6 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Cyrus A. Ansary                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Charles A. Bowsher            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Daniel J. Callahan III         Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Edward W. Kelley, Jr.         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 James C. Miller III            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Katherine D. Ortega           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 J. Knox Singleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 T. Eugene Smith                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Leonard P. Steuart II          Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Fred J. Brinkman               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James H. Lemon, Jr.            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Harry J. Lister                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jeffrey L. Steele              Over $100,000              Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "independent" Directors include shares owned through the deferred compensation plan described below.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager or its affiliates. The fund pays annual fees of $46,000 per annum to Directors who are not affiliated with the Business Manager, $2,000 for each Board of Directors meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Directors, $1,500 in the case of the chairman of a committee.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Business Manager.

                   Washington Mutual Investors Fund - Page 10

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Cyrus A. Ansary                $65,000                           $69,500
------------------------------------------------------------------------------------------
 Charles A. Bowsher             $67,000/3/                        $67,000/3/
------------------------------------------------------------------------------------------
 Daniel J. Callahan             $74,000                           $74,000
 III
------------------------------------------------------------------------------------------
 Edward W. Kelley,              $65,000                           $65,000
 Jr.
------------------------------------------------------------------------------------------
 James C. Miller                $62,000                           $66,500
------------------------------------------------------------------------------------------
 Katherine D. Ortega            $67,000/3/                        $67,000/3/
------------------------------------------------------------------------------------------
 J. Knox Singleton              $64,000/3/                        $64,000/3/
------------------------------------------------------------------------------------------
 T. Eugene Smith                $66,700                           $71,200
------------------------------------------------------------------------------------------
 Leonard P. Steuart             $63,000/3/                        $63,000/3/
 II
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Charles A. Bowsher ($84,043), Katherine D. Ortega ($105,538), J. Knox Singleton ($113,971) and Leonard P. Steuart II ($342,157). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware Corporation in 1952 and reincorporated in Maryland in 1990. Although the Board of Directors has delegated all of its day-to-day oversight to the Business Manager, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through

                   Washington Mutual Investors Fund - Page 11

CollegeAmerica to investors establishing qualified higher education savings accounts. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The Fund has an Audit Committee composed of six directors who are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"): Cyrus A. Ansary, Charles A. Bowsher, Daniel J. Callahan III, Edward W. Kelley, Jr., James C. Miller III (Chair) and T. Eugene Smith. The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.


The Fund has a Governance Committee composed of Cyrus A. Ansary (Chair) and all the other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.

                   Washington Mutual Investors Fund - Page 12

The Fund has a Proxy Committee composed of Fred J. Brinkman ("Interested Director"), Daniel J. Callahan III and T. Eugene Smith. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio.


There were six Board of Directors meetings and seven Committee meetings (one Audit, two Proxy and four Governance Committee meetings) during the fiscal year ended April 30, 2003. All directors attended more than 80% of all Board meetings and meetings of the Committees of which they were members.

                   Washington Mutual Investors Fund - Page 13

                               DIRECTORS EMERITUS

The Board of Directors has named certain retired Directors of the Fund to the position of Director Emeritus. In addition to attending meetings with the Board of Directors, Director Emeritus members, while not directly participating in Board matters, may be consulted from time to time by the Board, primarily with respect to their prior Board experience. Directors Emeritus, however, possess no authority or responsibility with respect to the Fund's investments or management. The chart below sets out additional information about the Directors Emeritus members.


                          YEARS OF SERVICE                             AGGREGATE COMPENSATION
     NAME AND AGE         WITH THE FUND/1/    PRINCIPAL AFFILIATION       FROM THE FUND/2/
----------------------------------------------------------------------------------------------
 Stephen Hartwell                35            Chairman, Washington            none/3/
 Chairman Emeritus                             Management
 Age: 88                                       Corporation
----------------------------------------------------------------------------------------------
 John A. Beck                    19            Of Counsel, Reed                none/3/
 Age: 77                                       Smith Hazel Thomas
----------------------------------------------------------------------------------------------
 Stephen G. Yeonas               19            Chairman and Chief             $25,500
 Age: 78                                       Executive Officer,
                                               The Stephen G.
                                               Yeonas Company
----------------------------------------------------------------------------------------------


1 This includes years of service as an officer, Director and Director Emeritus. 2 The Fund pays annual fees of $23,000 per annum to Directors Emeritus not affiliated with the Business Manager, plus $500 for each Board Meeting attended.
3 John A. Beck and Stephen Hartwell are affiliated with the Fund's Business
  Manager and, accordingly, receive no remuneration from the Fund.

                   Washington Mutual Investors Fund - Page 14

                             ADVISORY BOARD MEMBERS

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about business, political or economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to industry diversification and the number of issues to be held by the fund. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund^s investments or management. The chart below sets out additional information about the Advisory Board Members.





                          YEAR FIRST                                               NUMBER OF BOARDS
                          ELECTED AN                                               WITHIN THE FUND
                     ADVISORY BOARD MEMBER     PRINCIPAL OCCUPATION(S) DURING      COMPLEX ON WHICH     OTHER DIRECTORSHIPS HELD
   NAME AND AGE         OF THE FUND/1/                  PAST 5 YEARS                MEMBER SERVES              BY MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush                1995            President, Bush & Company                    1           Brady Corporation;
 Age: 55                                     (international financial advisory                         Millennium Chemical, Inc.;
                                             services)                                                Mortgage Guaranty Insurance
                                                                                                      Corporation; Pioneer Funds;
                                                                                                      R.J. Reynolds Tobacco
                                                                                                      Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Louise M.                   2001            Senior Counsel, Shaw Pittman                 1           None
 Cromwell
 Age: 58
-----------------------------------------------------------------------------------------------------------------------------------
 C. Richard Pogue            2001            Retired Executive Vice President,            1           FAM Equity - Income Fund; FAM
 Age: 66                                     Investment Company Institute                             Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Linda D. Rabitt             2001            President, Rand Construction                 1           None
 Age: 54                                     Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 William J. Shaw             2001            President and Chief Operating                1           Marriott International
 Age: 57                                     Officer, Marriott International
-----------------------------------------------------------------------------------------------------------------------------------


1 Advisory Board Members of the fund serve until their resignation, removal or retirement.

THE ADDRESS FOR ALL ADVISORY BOARD MEMBERS IS THE OFFICE OF THE FUND, 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 15

ADVISORY BOARD MEMBER COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

The fund pays fees of $6,000 per annum to Advisory Board members who are not affiliated with the Business Manager, plus $2,000 for each meeting attended in conjunction with meetings with the Board of Directors.




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Mary K. Bush                    $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 Louise M. Cromwell              $10,000                           $10,000
------------------------------------------------------------------------------------------
 C. Richard Pogue                $10,000                           $10,000
------------------------------------------------------------------------------------------
 Linda D. Rabbitt                $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 William J. Shaw                 $10,000                           $10,000
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Advisory Board member.

2 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended April 30, 2003 for participating Advisory Board members is as follows:
  Louise M. Cromwell ($20,593) and Linda Rabbitt ($12,482). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Advisory Board member.

As of May 22, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors. The Business Manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and record keeping facilities, arrangements for and supervision of shareholder services and federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the Business Manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plans of

                   Washington Mutual Investors Fund - Page 16

Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.


The Business Manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 2003. The expense limitation described above shall apply only to Class A shares issued by the fund and shall not apply to any other class(es) of shares the fund may issue. Any new class(es) of shares issued by the fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the Business Manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the fund's management fee expense similarly for all other classes of shares of the fund. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $44 billion, 0.05% of net assets in excess of $44 billion but not exceeding $55 billion, and 0.04% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003, 2002 and 2001, the Business Manager's fees amounted to $42,754,000, $44,255,000 and $42,756,000, respectively.


The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2004 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Directors, Directors Emeriti, Advisory Board members and officers of the fund, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and

                   Washington Mutual Investors Fund - Page 17 retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AGREEMENT - The Investment Advisory Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Governance Committee of the Board of Directors evaluates information from several sources, including information provided by the Investment Adviser in accordance with
Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meetings, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.


The Board determined that continuation of the Agreement was appropriate in light of the quality of the Adviser's performance past and present, the strength of its organization (including its personnel, financial resources, commitment to quality service, research and operating history) and the reasonableness of the advisory fee. The Directors also took into account other considerations, such as the brokerage policies of the Adviser, including any benefit derived by the Adviser in, for example, the form of research, and the nature and quality of non-investment management services provided by the Investment Adviser and its affiliates.


The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. As compensation for its services, the Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of $21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion and 0.185% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003,

                   Washington Mutual Investors Fund - Page 18

2002 and 2001, the Investment Adviser's fees amounted to $92,867,000, $98,488,000 and $92,578,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
 The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2003, administrative services fees were:


                                                                                 ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------------
                                 CLASS C                                                 $1,780,000
------------------------------------------------------------------------------------------------------------------
                                 CLASS F                                                  1,166,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-A                                                  208,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-B                                                   68,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-C                                                   84,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-E                                                    8,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-F                                                    1,000
------------------------------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal

                   Washington Mutual Investors Fund - Page 19

Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $20,398,000        $ 98,181,000
                                                  2002             23,994,000         114,937,000
                                                  2001             12,400,000          58,817,000
                 CLASS B                          2003              5,881,000          29,747,000
                                                  2002              5,754,000          32,639,000
                                                  2001              1,635,000           9,375,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003                915,000           4,467,000
                                           ----------------------------------------------------------
                                                  2002                238,000           1,125,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                274,000           1,788,000
                                           ----------------------------------------------------------
                                                  2002                 52,000             444,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As

                   Washington Mutual Investors Fund - Page 20 required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                   Washington Mutual Investors Fund - Page 21

For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $105,879,000               $14,485,000
------------------------------------------------------------------------------
        CLASS B                   12,503,000                 1,334,000
------------------------------------------------------------------------------
        CLASS C                    9,033,000                 1,233,000
------------------------------------------------------------------------------
        CLASS F                    1,582,000                   336,000
------------------------------------------------------------------------------
      CLASS 529-A                    147,000                    14,000
------------------------------------------------------------------------------
      CLASS 529-B                    320,000                    43,000
------------------------------------------------------------------------------
      CLASS 529-C                    424,000                    56,000
------------------------------------------------------------------------------
      CLASS 529-E                     25,000                     7,000
------------------------------------------------------------------------------
      CLASS 529-F                      2,000                     1,000
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


                   Washington Mutual Investors Fund - Page 22

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and

                   Washington Mutual Investors Fund - Page 23 certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it will receive "qualified" income under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 ("2003 Tax Act"). The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the

                   Washington Mutual Investors Fund - Page 24 date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

                   Washington Mutual Investors Fund - Page 25

SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Mutual fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                   Washington Mutual Investors Fund - Page 26

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                   Washington Mutual Investors Fund - Page 27

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 28

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                   Washington Mutual Investors Fund - Page 29

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                   Washington Mutual Investors Fund - Page 30

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. If American Funds Service Company is notified, employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working

                   Washington Mutual Investors Fund - Page 31 hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents, and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

                   Washington Mutual Investors Fund - Page 32

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at

                   Washington Mutual Investors Fund - Page 33 net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset. For certain tax-exempt accounts opened prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5%
($100,000 but less than $250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on

                   Washington Mutual Investors Fund - Page 34 shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

                   Washington Mutual Investors Fund - Page 35

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater and upon your request, the amount you invested less any withdrawals; however, capital appreciation and reinvested

                   Washington Mutual Investors Fund - Page 36 dividends and capital gains do not apply) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may

                   Washington Mutual Investors Fund - Page 37 vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated

                   Washington Mutual Investors Fund - Page 38 offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular

                   Washington Mutual Investors Fund - Page 39 security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange priviledges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -   Requests must be signed by the registered shareholder(s).

                   Washington Mutual Investors Fund - Page 40

     -   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
          or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -   Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

                   Washington Mutual Investors Fund - Page 41

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.


                   Washington Mutual Investors Fund - Page 42

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange

                   Washington Mutual Investors Fund - Page 43 order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and

                   Washington Mutual Investors Fund - Page 44 agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $39,508,000, $37,266,000 and $30,517,000.

                   Washington Mutual Investors Fund - Page 45

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities of Bank of America Corp., in the amount of $938,584,000, Citigroup, in the amount of $48,277,000, J.P. Morgan Chase & Co., in the amount of $1,885,297,000 and Wachovia Corp., in the amount of $568,381,000.


During fiscal years 2003, 2002 and 2001 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $47,769,000 for Class A shares and $1,637,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Thompson, O'Donnell, Markham, Norton & Hannon, 1212 New York Avenue, NW, Washington D.C. 20005, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940
Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Thompson, O'Donnell, Markham, Norton & Hannon. Counsel does not currently provide legal services to the fund's Business Manager, Investment Adviser or any of their affiliated companies. A determination with respect to the independence of the fund's

                   Washington Mutual Investors Fund - Page 46

"independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.



PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on April 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Washington Management Corporation and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- APRIL 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.99
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $25.45


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.27% based on a 30-day (or one month) period ended April 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:

                   Washington Mutual Investors Fund - Page 47

     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended April 30, 2003 were -18.34%, -0.38% and 10.22%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended April 30, 2003 were -13.36%, 0.81% and 10.88%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

                   Washington Mutual Investors Fund - Page 48

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also compare its investment results with the average of Savings Institutions deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                   Washington Mutual Investors Fund - Page 49


Washington Mutual Investors Fund, Inc.
Investment portfolio, April 30, 2003



                                                                                                        Market Percent
                                                            Paid dividends si       Shares or            value of net
Equity securities (common stocks and convertible securities)     (unaudited)           amount            (000) assets

ENERGY -  7.90%
ENERGY EQUIPMENT & SERVICES  -  .26%
Halliburton Co.                                                          1947        3,100,000   $       66,371   .14%
Schlumberger Ltd.                                                        1957        1,400,000           58,702    .12
                                                                                                        125,073    .26
OIL & GAS  -  7.64%
Ashland Inc.                                                             1936        3,680,000          109,112    .23
ChevronTexaco Corp.                                                      1912       25,493,500        1,601,247   3.32
ConocoPhillips                                                           1934        8,807,750          443,030    .92
EOG Resources, Inc.                                                      1990          725,000           27,100    .05
Exxon Mobil Corp.                                                        1882       22,013,000          774,858   1.61
Kerr-McGee Corp.                                                         1941        2,600,000          109,486    .23
Marathon Oil Corp.                                                       1991       11,700,000          266,409    .55
Sunoco, Inc.                                                             1904        3,000,000          111,630    .23
Unocal Corp.                                                             1916        8,696,500          240,893    .50
                                                                                                      3,683,765   7.64
                                                                                                      3,808,838   7.90

MATERIALS  -  5.21%
CHEMICALS  -  1.57%
Air Products and Chemicals, Inc.                                         1954        3,212,300          138,354    .28
Crompton Corp.                                                           1933        5,800,001           37,236    .08
Dow Chemical Co.                                                         1911       15,226,600          496,996   1.03
PPG Industries, Inc.                                                     1899        1,762,200           85,484    .18
                                                                                                        758,070   1.57
CONTAINERS & PACKAGING  -  .09%
Temple-Inland Inc.                                                       1984          900,000           40,770    .09

METALS & MINING  -  .66%
Alcoa Inc.                                                               1939        6,500,000          149,045    .31
Newmont Mining Corp.                                                     1934        6,250,000          168,875    .35
                                                                                                        317,920    .66
PAPER & FOREST PRODUCTS  -  2.89%
International Paper Co.                                                  1946       19,700,000          704,275   1.46
MeadWestvaco Corp.                                                       1892        7,749,806          182,818    .38
Weyerhaeuser Co.                                                         1933       10,200,000          505,818   1.05
                                                                                                      1,392,911   2.89
                                                                                                      2,509,671   5.21

CAPITAL GOODS  -  7.30%
AEROSPACE & DEFENSE  -  2.43%
Boeing Co.                                                               1942        5,000,000          136,400    .28
Honeywell International Inc.                                             1887       11,950,000          282,020    .59
Lockheed Martin Corp.                                                    1995        1,000,000           50,050    .10
Northrop Grumman Corp.                                                   1951        2,488,300          218,846
Northrop Grumman Corp. 7.25% convertible preferred 2004                         140,000 units            14,315    .48
Raytheon Co.                                                             1964        6,400,000          191,552    .40
United Technologies Corp.                                                1936        4,492,100          277,657    .58
                                                                                                      1,170,840   2.43
CONSTRUCTION & ENGINEERING  -  .25%
Fluor Corp.                                                              1974        3,536,500          122,257    .25

ELECTRICAL EQUIPMENT  -  .43%
Emerson Electric Co.                                                     1947        3,700,000          187,590    .39
Rockwell Automation                                                      1948          821,000           18,719    .04
                                                                                                        206,309    .43
INDUSTRIAL CONGLOMERATES  -  2.69%
General Electric Co.                                                     1899       38,350,000        1,129,407   2.34
Tyco International Ltd.                                                  1975       10,825,000          168,870    .35
                                                                                                      1,298,277   2.69
MACHINERY  -  1.50%
Caterpillar Inc.                                                         1914        3,525,000          185,415    .38
Deere & Co.                                                              1937        3,800,000          167,314    .35
Dover Corp.                                                              1947        2,000,000           57,480    .12
Eaton Corp.                                                              1923        1,012,900           83,129    .17
Illinois Tool Works Inc.                                                 1933        1,200,000           76,776    .16
Ingersoll-Rand Co. Ltd., Class A                                         1910        1,700,000           74,936    .16
Pall Corp.                                                               1974        3,592,300           75,869    .16
                                                                                                        720,919   1.50
                                                                                                      3,518,602   7.30

COMMERCIAL SERVICES & SUPPLIES  -  1.71%
COMMERCIAL SERVICES & SUPPLIES  -  1.71%
Automatic Data Processing, Inc.                                          1974        9,350,000          314,440    .65
Deluxe Corp.                                                             1921        2,200,000           96,822    .20
Pitney Bowes Inc.                                                        1934       10,344,900          363,209    .76
ServiceMaster Co.                                                        1962        5,500,000           49,775    .10
                                                                                                        824,246   1.71

TRANSPORTATION  -  .61%
AIRLINES  -  .25%
Southwest Airlines Co.                                                   1976        7,500,000          119,700    .25

ROAD & RAIL  -  .36%
Burlington Northern Santa Fe Corp.                                       1940        4,000,000          112,640    .24
Union Pacific Corp.                                                      1900        1,000,000           59,520    .12
                                                                                                        172,160    .36
                                                                                                        291,860    .61

AUTOMOBILES & COMPONENTS  -  1.96%
AUTO COMPONENTS  -  .06%
Dana Corp.                                                               1936        3,200,000           29,728    .06

AUTOMOBILES  -  1.90%
General Motors Corp.                                                     1915       23,763,400          856,671
General Motors Corp., Series B, 5.25% convertible debentures 2032                    2,442,000           58,046   1.90
                                                                                                        914,717   1.90
                                                                                                        944,445   1.96

CONSUMER DURABLES & APPAREL  -  1.22%
HOUSEHOLD DURABLES  -  .44%
Newell Rubbermaid Inc.                                                   1946        4,000,000          121,920    .25
Stanley Works                                                            1877        3,828,500           91,999    .19
                                                                                                        213,919    .44
TEXTILES, APPAREL & LUXURY GOODS  -  .78%
NIKE, Inc., Class B                                                      1984        4,414,900          236,330    .49
VF Corp.                                                                 1941        3,500,000          137,690    .29
                                                                                                        374,020    .78
                                                                                                        587,939   1.22

HOTELS, RESTAURANTS & LEISURE  -  1.05%
HOTELS, RESTAURANTS & LEISURE  -  1.05%
Carnival Corp., units                                                    1988        9,000,000          248,310    .51
McDonald's Corp.                                                         1976       15,200,000          259,920    .54
                                                                                                        508,230   1.05

MEDIA  -  1.12%
MEDIA  -  1.12%
AOL Time Warner Inc.(2)                                                    -        14,600,000          199,728    .41
Dow Jones & Co., Inc.                                                    1906        1,900,000           75,240    .16
Gannett Co., Inc.                                                        1929          800,000           60,576    .12
Interpublic Group of Companies, Inc.                                     1971       11,681,000          133,163    .28
Knight-Ridder, Inc.                                                      1941        1,100,000           71,005    .15
                                                                                                        539,712   1.12

RETAILING  -  5.06%
DISTRIBUTORS  -  .43%
Genuine Parts Co.                                                        1948        6,555,800          209,589    .43

MULTILINE RETAIL  -  1.56%
Dollar General Corp.                                                     1975        5,250,000           76,335    .16
May Department Stores Co.                                                1911       14,265,000          308,409    .64
Target Corp.                                                             1965       10,900,000          364,496    .76
                                                                                                        749,240   1.56
SPECIALTY RETAIL  -  3.07%
Gap, Inc.                                                                1976        4,500,000           74,835
Gap, Inc. 5.75% convertible notes 2009                                             $40,000,000           52,600    .26
Limited Brands, Inc.                                                     1970       22,000,000          319,880    .66
Lowe's Companies, Inc.                                                   1961       15,000,000          658,350   1.37
TJX Companies, Inc.                                                      1980       19,500,000          375,375    .78
                                                                                                      1,481,040   3.07
                                                                                                      2,439,869   5.06

FOOD & DRUG RETAILING  -  1.31%
FOOD & DRUG RETAILING  -  1.31%
Albertson's, Inc.                                                        1960       19,906,750          395,348    .82
Walgreen Co.                                                             1933        7,690,400          237,326    .49
                                                                                                        632,674   1.31

FOOD & BEVERAGE  -  4.97%
BEVERAGES  -  .94%
Coca-Cola Co.                                                            1893        5,475,000          221,190    .46
PepsiCo, Inc.                                                            1952        5,400,000          233,712    .48
                                                                                                        454,902    .94
FOOD PRODUCTS  -  4.03%
ConAgra Foods, Inc.                                                      1976       12,750,000          267,750    .56
General Mills, Inc.                                                      1898        9,000,000          405,990    .84
H.J. Heinz Co.                                                           1911       14,350,000          428,778    .89
Kellogg Co.                                                              1923        7,200,000          235,728    .49
Sara Lee Corp.                                                           1946       25,350,000          425,373    .88
Unilever NV (New York registered)                                        1955        2,800,000          176,316    .37
                                                                                                      1,939,935   4.03
                                                                                                      2,394,837   4.97

HOUSEHOLD & PERSONAL PRODUCTS  -  2.27%
HOUSEHOLD PRODUCTS  -  1.29%
Kimberly-Clark Corp.                                                     1935       12,503,100          622,279   1.29

PERSONAL PRODUCTS  -  .98%
Avon Products, Inc.                                                      1919        8,150,000          474,085    .98
                                                                                                      1,096,364   2.27

HEALTH CARE EQUIPMENT & SERVICES  -  1.82%
HEALTH CARE EQUIPMENT & SUPPLIES  -  .56%
Applera Corp. - Applied Biosystems Group                                 1971        8,733,000          153,089    .32
Becton, Dickinson and Co.                                                1926        3,250,000          115,050    .24
                                                                                                        268,139    .56
HEALTH CARE PROVIDERS & SERVICES  -  1.26%
Aetna Inc.                                                               2001        4,400,000          219,120    .45
Cardinal Health, Inc.                                                    1983        3,900,000          215,592    .45
CIGNA Corp.                                                              1867        3,325,000          173,897    .36
                                                                                                        608,609   1.26
                                                                                                        876,748   1.82

PHARMACEUTICALS & BIOTECHNOLOGY  -  9.75%
PHARMACEUTICALS  -  9.75%
Abbott Laboratories                                                      1926        4,700,000          190,961    .40
Bristol-Myers Squibb Co.                                                 1900       52,925,000        1,351,705   2.80
Eli Lilly and Co.                                                        1885       19,840,000        1,266,189   2.63
Johnson & Johnson                                                        1944        1,750,000           98,630    .21
Merck & Co., Inc.                                                        1935        7,650,000          445,077    .92
Pfizer Inc (acquired Pharmacia Corp.)                                    1901       37,709,000        1,159,552   2.40
Schering-Plough Corp.                                                    1952        5,497,400           99,503    .21
Wyeth                                                                    1919        2,000,000           87,060    .18
                                                                                                      4,698,677   9.75

BANKS  -  10.83%
BANKS  -  10.83%
Bank of America Corp.                                                    1903       12,675,000          938,584   1.95
Bank of New York Co., Inc.                                               1785        9,500,000          251,275    .52
BANK ONE CORP.                                                           1935       17,583,000          633,867   1.31
FleetBoston Financial Corp.                                              1791       21,600,000          572,832   1.19
HSBC Holdings PLC (ADR) (formerly Household International, I             1926       10,272,000          561,776   1.16
KeyCorp                                                                  1963        3,000,000           72,330    .15
National City Corp.                                                      1936        3,400,000          101,864    .21
PNC Financial Services Group, Inc.                                       1865        7,100,000          311,690    .65
SunTrust Banks, Inc.                                                     1985        1,000,000           57,220    .12
Wachovia Corp.                                                           1914       14,870,000          568,183
Wachovia Corp., DEPS                                                                 5,650,000              198   1.18
Washington Mutual, Inc.                                                  1986        9,850,000          389,075    .81
Wells Fargo & Co.                                                        1939       15,835,000          764,197   1.58
                                                                                                      5,223,091  10.83

DIVERSIFIED FINANCIALS  -  5.22%
DIVERSIFIED FINANCIALS  -  5.22%
American Express Co.                                                     1870        1,750,000           66,255    .14
Citigroup Inc.                                                           1986        1,230,000           48,277    .10
Fannie Mae                                                               1956        5,325,000          385,477    .80
Freddie Mac                                                              1989          950,000           55,005    .11
J.P. Morgan Chase & Co.                                                  1827       64,235,000        1,885,297   3.91
SLM Corp.                                                                1983          700,000           78,400    .16
                                                                                                      2,518,711   5.22

INSURANCE  -  5.21%
INSURANCE  -  5.21%
Allstate Corp.                                                           1993       18,750,000          708,563   1.47
American International Group, Inc.                                       1969       11,000,000          637,450   1.32
Aon Corp.                                                                1950        9,850,000          218,276    .45
Hartford Financial Services Group, Inc.                                  1996        2,000,000           81,520    .17
Jefferson-Pilot Corp.                                                    1913        4,675,000          187,421    .39
Lincoln National Corp.                                                   1920        9,154,800          292,587    .61
Marsh & McLennan Companies, Inc.                                         1923        2,400,000          114,432    .24
St. Paul Companies, Inc.                                                 1872        7,950,000          273,003    .56
                                                                                                      2,513,252   5.21

SOFTWARE & SERVICES  -  1.26%
IT CONSULTING & SERVICES  -  .57%
Electronic Data Systems Corp.                                            1984       11,700,000          212,355
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                       3,220,000 units            63,756    .57
                                                                                                        276,111    .57
SOFTWARE  -  .69%
Microsoft Corp.                                                          2003        8,740,000          223,482    .47
Oracle Corp. (2)                                                           -         9,000,000          106,920    .22
                                                                                                        330,402    .69
                                                                                                        606,513   1.26

TECHNOLOGY HARDWARE & EQUIPMENT  -  3.81%
COMMUNICATIONS EQUIPMENT  -  .34%
Cisco Systems, Inc.(2)                                                     -         4,568,600           68,712    .14
Motorola, Inc.                                                           1942       12,100,000           95,711    .20
                                                                                                        164,423    .34
COMPUTERS & PERIPHERALS  -  2.36%
Dell Computer Corp.(2)                                                     -         2,150,000           62,157    .13
EMC Corp.(2)                                                               -        15,501,000          140,904    .29
Hewlett-Packard Co.                                                      1965       26,950,000          439,285    .91
International Business Machines Corp.                                    1916        4,775,000          405,398    .84
Sun Microsystems, Inc.(2)                                                  -        27,000,000           89,100    .19
                                                                                                      1,136,844   2.36
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  .10%
Sanmina-SCI Corp.(2)                                                       -        10,225,000           49,080    .10

OFFICE ELECTRONICS  -  .11%
IKON Office Solutions, Inc.                                              1965        7,000,000           54,320    .11

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  .90%
Applied Materials, Inc.(2)                                                 -        10,900,000          159,140    .33
Intel Corp.                                                              1992        3,800,000           69,920    .14
Linear Technology Corp.                                                  1992          700,000           24,129    .05
Texas Instruments Inc.                                                   1962        8,335,300          154,120    .32
Xilinx, Inc.(2)                                                            -         1,000,000           27,070    .06
                                                                                                        434,379    .90
                                                                                                      1,839,046   3.81

TELECOMMUNICATION SERVICES  -  6.79%
DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.79%
ALLTEL Corp.                                                             1961        8,100,000          379,566
ALLTEL Corp. 7.75% 2005                                                       1,500,000 units            72,450    .94
AT&T Corp.                                                               1881       31,724,999          540,911   1.12
CenturyTel, Inc. 6.875% ACES 2005                                               575,000 units            14,691    .03
SBC Communications Inc.                                                  1984       34,100,000          796,576   1.65
Sprint Corp. - FON Group, Series 1                                       1939       43,858,400          504,810   1.05
Verizon Communications Inc.                                              1984       25,800,000          964,404   2.00
                                                                                                      3,273,408   6.79

UTILITIES  -  9.01%
ELECTRIC UTILITIES  -  7.96%
Ameren Corp.                                                             1906        2,300,000           94,254
Ameren Corp. 9.75% ACES convertible preferred 2005                              550,000 units            15,048    .23
American Electric Power Co., Inc.                                        1909       16,841,300          444,273    .92
Consolidated Edison, Inc.                                                1885        3,271,700          127,171    .26
Constellation Energy Group, Inc.                                         1910        7,250,000          212,280    .44
Dominion Resources, Inc.                                                 1925        8,870,000          524,927   1.09
DTE Energy Co.                                                           1909        3,550,000          143,136    .30
Exelon Corp.                                                             1902        6,250,000          331,500    .69
FirstEnergy Corp.                                                        1930        2,288,741           77,199    .16
FPL Group, Inc.                                                          1944        3,550,000          216,089    .45
PPL Corp.                                                                1946        2,000,000           72,400    .15
Progress Energy, Inc.                                                    1937       11,125,418          464,820    .96
Public Service Enterprise Group Inc.                                     1907        6,620,000          254,671    .53
Puget Sound Energy, Inc.                                                 1943        3,800,000           80,256    .17
Southern Co.                                                             1948       13,000,000          378,170    .78
TECO Energy, Inc.                                                        1900        1,000,000           10,790    .02
TXU Corp.                                                                1946        9,500,000          189,240
TXU Corp. 8.125% FELINE PRIDES 2006                                             800,000 units            25,088    .44
Xcel Energy Inc.                                                         1910       13,000,000          175,760    .37
                                                                                                      3,837,072   7.96
GAS UTILITIES  -  .17%
NiSource Inc.                                                            1987        4,400,000           83,160    .17

MULTI-UTILITIES & UNREGULATED POWER  -  .88%
Duke Energy Corp.                                                        1926       21,039,100          370,078    .77
Williams Companies, Inc.                                                 1974        7,500,000           52,125    .11
                                                                                                        422,203    .88
                                                                                                      4,342,435   9.01
MISCELLANEOUS  -  .87%
MISCELLANEOUS  -  .87%
Other equity securities in initial period of acquisition                                                420,757    .87


Total equity securities (cost: $44,985,350,000)                                                      46,409,925  96.26



                                                                                    Principal
                                                                                       amount
Short-term securities                                                                   (000)
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
Federal Home Loan Banks 1.09%-1.90% due 5/2-7/28/2003                                 $902,920          901,444   1.87
United States Treasury Bills 1.08%-1.16% due 5/8-7/24/2003                             921,671          920,266   1.91
Total short-term securities (cost: $1,821,693,000)                                                    1,821,710   3.78

Total investment securities (cost: $46,807,043,000)                                                  48,231,635 100.04
Other assets less liabilities                                                                          (17,018)  (.04)

Net assets                                                                                          $48,214,617100.00%

(1) Source: Standard & Poor's Stock Guide, with adjustments for purchases and acquisitions.
(2) Security did not produce income during the last 12 months.
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at April 30, 2003
(dollars and shares in thousands, except per share amounts)

Assets:
 Investment securities at market (cost: $46,807,043)                                    $48,231,635
 Cash                                                                                           231
 Receivables for:
  Sales of investments                                                     $76,484
  Sales of Fund's shares                                                    87,878
  Dividends and interest                                                   113,928          278,290
 Other assets                                                                                     6
                                                                                         48,510,162
Liabilities:
 Payables for:
  Purchases of investments                                                 218,055
  Repurchases of Fund's shares                                              39,154
  Management services                                                       11,059
  Services provided by affiliates                                           26,259
  Deferred Directors' and Advisory Board compensation                          867
  Other fees and expenses                                                      151          295,545
Net assets at April 30, 2003                                                            $48,214,617

Net assets consist of:
 Capital paid in on shares of capital stock                                             $47,248,378
 Undistributed net investment income                                                        111,130
 Accumulated net realized loss                                                             (569,483)
 Net unrealized appreciation                                                              1,424,592
Net assets at April 30, 2003                                                            $48,214,617

Total authorized capital stock - 4,000,000 shares, $.001 par value
                                                          Net assets Shares outstanding Net asset value
                                                                                        per share/1/
Class A                                                  $43,700,776 1,821,724                $23.99
Class B                                                    1,538,535    64,436                 23.88
Class C                                                    1,213,732    50,902                 23.84
Class F                                                      898,653    37,522                 23.95
Class 529-A                                                  198,728     8,289                 23.97
Class 529-B                                                   52,670     2,203                 23.91
Class 529-C                                                   69,184     2,893                 23.91
Class 529-E                                                    9,576       400                 23.92
Class 529-F                                                    2,829       118                 23.96
Class R-1                                                      7,870       329                 23.92
Class R-2                                                     95,878     4,015                 23.88
Class R-3                                                    124,912     5,219                 23.93
Class R-4                                                     70,883     2,960                 23.95
Class R-5                                                    230,391     9,605                 23.99
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all

See Notes to Financial Statements

Statement of operations for the year ended April 30, 2003

Investment income:
 Income:                                                             (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $873)                                                $1,353,874
  Interest                                                                  27,261       $1,381,135

 Fees and expenses:
  Investment advisory services                                              92,867
  Business management services                                              42,754
  Distribution services                                                    130,360
  Transfer agent services                                                   49,406
  Administrative services                                                    4,071
  Reports to shareholders                                                    1,927
  Registration statement and prospectus                                      2,415
  Postage, stationery and supplies                                           6,135
  Directors' and Advisory Board compensation                                   565
  Auditing and legal                                                           177
  Custodian                                                                    379
  Other                                                                        176
  Total expenses before reimbursement                                      331,232
   Reimbursement of expenses                                                    99          331,133
 Net investment income                                                                    1,050,002

Net realized gain and unrealized depreciation on investments:
 Net realized gain on investments                                                            38,361
 Net unrealized depreciation on investments                                              (8,316,036)
  Net realized gain and unrealized depreciation on investments                           (8,277,675)
Net decrease in net assets resulting from operations                                    $(7,227,673)



See Notes to Financial Statements





Statement of changes in net assets                                   (dollars in thousands)

                                                                     Year ended April 30
                                                                               2003             2002
Operations:
 Net investment income                                                  $1,050,002         $846,677
 Net realized gain (loss) on investments                                    38,361         (525,938)
 Net unrealized depreciation on investments                             (8,316,036)        (669,533)
  Net decrease in net assets
   resulting from operations                                            (7,227,673)        (348,794)

Dividends and distributions paid to shareholders:
 Dividends from net investment income                                   (1,028,729)        (924,457)
 Distributions from net realized gain on investments                       (75,983)      (1,103,304)
   Total dividends and distributions paid to shareholders               (1,104,712)      (2,027,761)

Capital share transactions                                               3,583,085        6,299,190

Total (decrease) increase in net assets                                 (4,749,300)       3,922,635

Net assets:
 Beginning of year                                                      52,963,917       49,041,282
 End of year (including undistributed net investment income:
  $111,130 and $90,401, respectively)                                  $48,214,617      $52,963,917


See Notes to Financial Statements


Notes to financial statements



Organization and significant accounting policies

Organization - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

    Share class      Initial sales charge      Contingent deferred              Conversion feature
                                             sales charge upon redemption
Classes A and 529-A       Up to 5.75%        None(except 1% for                 None
                                             certain redemptions within one
                                             year of purchase without an
                                             initial sales charge)

Classes B and 529-B        None           Declines from 5% to zero              Classes B and 529-B convert to
                                             for redemptions within six         classes A and 529-A,
                                                  years of purchase             respectively, after eight years

Class C                    None           1% for redemptions within             Class C converts to Class F
                                                one year of purchase            after 10 years

Class 529-C                None           1% for redemptions within             None
                                               one year of purchase

Class 529-E                None                     None                        None

Classes F and 529-F        None                     None                        None

Classes R-1, R-2, R-3, R-4
and R-5                     None                     None                       None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per- share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

     Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Fund's Board of Directors.

     Security transactions and related investment income - Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and certain shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund. As of April 30, 2003, the cost of investment securities for federal income tax purposes was $46,819,873,000.

During the year ended April 30, 2003, the Fund reclassified $3,000 from additional paid-in capital and $544,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                          (dollars in thousands)
Undistributed net investment income                                     $111,997
Short-term and long-term capital loss deferrals                        (556,652)
Gross unrealized appreciation on investment securities                 6,552,748
Gross unrealized depreciation on investment securities               (5,140,986)

Short-term and long-term capital loss deferrals above include capital losses of $556,652,000, that were realized during the period November 1, 2002 through April 30, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


Year ended April 30, 2003
                                                                                     Distributions
                                          Distributions from ordinary income         from long term  Total distr
Share class(1)                     Net investment income   Short-term capital gains  capital ginas   paid

Class A                                       $ 969,924                  -           $ 70,108        $ 1,040,032

Class B                                          19,443                  -              2,187             21,630

Class C                                          13,864                  -              1,631             15,495

Class F                                          14,299                  -              1,159             15,458

Class 529-A                                       2,929                  -                238              3,167

Class 529-B                                         496                  -                 62                558

Class 529-C                                         655                  -                 81                736

Class 529-E                                         103                  -                 10                113

Class 529-F                                          18                  -                  1                 19


Class R-2                                           547                  -                 56                603

Class R-3                                           800                  -                 72                872

Class R-4                                           288                  -                 28                316

Class R-5                                         5,329                  -                347              5,676

Total                                       $ 1,028,729                  -           $ 75,983        $ 1,104,712

Year ended April 30, 2002

Class A                                       $ 909,181                  -        $ 1,075,003        $ 1,984,184

Class B                                           7,815                  -             15,419             23,234

Class C                                           3,566                  -              7,377             10,943

Class F                                           3,773                  -              5,505              9,278

Class 529-A                                          86                  -                  -                 86

Class 529-B                                          16                  -                  -                 16

Class 529-C                                          19                  -                  -                 19

Class 529-E                                           1                  -                  -                  1

Total                                         $ 924,457                  -        $ 1,103,304        $ 2,027,761


(1) Class 529-F shares were offered beginning February 15,2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002. Class 529-A, 529-B, 529-C and 529-E were offered beginning February 15, 2002.

3. Fees and transactions with related parties

Business management services - The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.040% of such assets in excess of $55 billion. For the year ended April 30, 2003, the business management services fee was equivalent to an annualized rate of 0.091% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), earned $601,000 on its retail sales of shares and distribution plan of the Fund and received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services - Capital Research and Management Company (CRMC), the Fund's investment advisor, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.185% on such assets in excess of $55 billion. For the year ended April 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.199% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


Share class                    Currently approved limits             Plan limits
Class A                                  0.25%                          0.25%
Class 529-A                              0.25                           0.50
Classes B and 529-B                      1.00                           1.00
Classes C, 529-C and R-1                 1.00                           1.00
Class R-2                                0.75                           1.00
Classes 529-E and R-3                    0.50                           0.75
Classes F, 529-F and R-4                 0.25                           0.50

All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

Transfer agent services - The Fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended April 30, 2003, were as follows (dollars in thousands):

Share class   Distribution    Transfer agent        CRMC Administrative     Transfer Agent  Commonwealth of Virginia
              Services        Services              services                services        administrative services

Class A       $105,879        $47,769               Not applicable          Not applicable  Not applicable
Class B         12,503          1,637               Not applicable          Not applicable  Not applicable
Class C          9,033                              $1,354                 $426             Not applicable

                                Included
                                  in
                               administrative
                               services
Class F          1,582                                 949                  217             Not applicable
  Class 529-A      147                                 188                  20                  $125
  Class 529-B      320                                  48                  20                   32
  Class 529-C      424                                  64                  20                   42
  Class 529-E       25                                  7                   1                    5
  Class 529-F        2                                  1                   -*                   1
   Class R-1        22                                  3                   6              Not applicable
   Class R-2       205                                 41                 157              Not applicable
   Class R-3       180                                 54                  58              Not applicable
   Class R-4        38                                 23                   6              Not applicable
   Class R-5     Not applicable                       198                   5              Not applicable
     Total      $130,360          $49,406             $2,930               $936                 $205
--------------- ================ ================= ======================================== ====================
* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation - Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - WMC and JLC are both wholly owned subsidiaries of JLG. All the officers of the Fund and four of its Directors are affiliated with JLG and receive no compensation directly from the Fund in such capacities.

4. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):


Share class(1)              Sales(2)     Reinvestments of
                                         dividends and
                                           distributions    Repurchases(2)   Net increase

                       Amount    Shares   Amount  Shares  Amount   Shares   Amount  Shares

Class A               7,060,551 291,493  973,429  40,929 (7,098,67(296,696 935,307  35,726
Class B                 792,895  32,647   20,726     880 (184,797) (7,910) 628,824  25,617
Class C                 809,481  33,465   14,733     629 (168,702) (7,234) 655,512  26,860
Class F                 696,571  28,917   14,070     599 (180,470) (7,670) 530,171  21,846
Class 529-A             163,103   6,654    3,167     135   (5,308)   (228) 160,962   6,561
Class 529-B              45,053   1,846      559      24   (1,178)    (50)  44,434   1,820
Class 529-C              59,484   2,427      736      31   (2,082)    (90)  58,138   2,368
Class 529-E               9,228     379      113       5     (256)    (11)   9,085     373
Class 529-F               2,749     118       19       1      (27)     (1)   2,741     118
Class R-1                 8,234     354       37       1     (598)    (26)   7,673     329
Class R-2               106,862   4,638      603      26  (14,832)   (649)  92,633   4,015
Class R-3               139,939   6,051      867      38  (19,854)   (870) 120,952   5,219
Class R-4                74,628   3,294      316      14   (7,707)   (348)  67,237   2,960
Class R-5               313,165  11,520    5,529     233  (49,278) (2,148) 269,416   9,605
Total net increase
   (decrease)         10,281,943423,803 1,034,904 43,545 (7,733,76(323,9313,583,085143,417

Year ended April 30, 2002
Class A               7,676,711 267,697 1,863,712 66,650 (5,235,51(182,7344,304,913151,613
Class B                 855,010  29,918   22,290     798  (45,604) (1,612) 831,696  29,104
Class C                 663,148  23,250   10,503     376  (22,510)   (797) 651,141  22,829
Class F                 463,606  16,165    8,634     309  (37,824) (1,332) 434,416  15,142
Class 529-A              50,134   1,733       86       3     (236)     (8)  49,984   1,728
Class 529-B              11,111     384       16      -*      (34)     (1)  11,093     383
Class 529-C              15,180     525       19       1      (32)     (1)  15,167     525
Class 529-E                 782      27        1      -*       (3)     -*      780      27
Total net increase
   (decrease)         9,735,682 339,699 1,905,261 68,137 (5,341,75(186,4856,299,190221,351


* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

(2) Includes exchanges between share classes of the Fund.

5. Investment transactions and other disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $13,218,608,000 and $9,490,490,000, respectively, during the year ended April 30, 2003. The Fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended April 30, 2003, the custodian fee of $379,000 includes $14,000 that was offset by this reduction, rather than paid in cash.

6. Investments in affiliates The Fund owns 5.39%, 5.16% and 5.08% of the outstanding voting securities of Ashland, Lincoln National and Crompton, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.


Financial Highlights

                                  Net Asset             Net                      Dividends
                                  Value     Net         (losses)gains Total from from       DistributionsTotal        Net Asset
                                  beginning investment  both realized investment investment(from capital dividends    value, end
                                  of period income(loss)and unrealize operations income)   gains)        distribution of period
Class A:
 Year ended 4/30/2003             $ 28.37       $.55       $(4.35)   $(3.80)      $(.54)     $(.04)      $(.58)     $23.99
 Year ended 4/30/2002               29.80        .50         (.75)     (.25)       (.54)      (.64)      (1.18)      28.37
 Year ended 4/30/2001               29.14        .57         3.17      3.74        (.58)     (2.50)      (3.08)      29.80
 Year ended 4/30/2000               35.31        .61        (3.09)    (2.48)       (.58)     (3.11)      (3.69)      29.14
 Year ended 4/30/1999               33.92        .60         3.99      4.59        (.61)     (2.59)      (3.20)      35.31
Class B:
 Year ended 4/30/2003               28.25        .36        (4.32)    (3.96)       (.37)      (.04)       (.41)      23.88
 Year ended 4/30/2002               29.71        .25         (.72)     (.47)       (.35)      (.64)       (.99)      28.25
 Year ended 4/30/2001               29.11        .29         3.22      3.51        (.41)     (2.50)      (2.91)      29.71
 Period from 3/15/2000 to 4/30/00   26.93        .02         2.16      2.18           -          -           -       29.11
Class C:
 Year ended 4/30/2003               28.22        .35        (4.33)    (3.98)       (.36)      (.04)       (.40)      23.84
 Year ended 4/30/2002               29.70        .21         (.73)     (.52)       (.32)      (.64)       (.96)      28.22
 Period from 3/15/2001 to 4/30/02   28.32       (.02)        1.40      1.38           -          -           -       29.70
Class F:
 Year ended 4/30/2003               28.33        .53        (4.34)    (3.81)       (.53)      (.04)       (.57)      23.95
 Year ended 4/30/2002               29.79        .42         (.72)     (.30)       (.52)      (.64)      (1.16)      28.33
 Period from 3/15/2001 to 4/30/02   28.37        .01         1.41      1.42           -          -           -       29.79
Class 529-A:
 Year ended 4/30/2003               28.36        .54        (4.35)    (3.81)       (.54)      (.04)       (.58)      23.97
 Period from 2/15/2002 to 4/30/02   27.71        .04          .75       .79        (.14)         -        (.14)      28.36
Class 529-B:
 Year ended 4/30/2003               28.34        .32        (4.35)    (4.03)       (.36)      (.04)       (.40)      23.91
 Period from 2/19/2002 to 4/30/02   27.25       (.01)        1.22      1.21        (.12)         -        (.12)      28.34
Class 529-C:
 Year ended 4/30/2003               28.33        .32        (4.34)    (4.02)       (.36)      (.04)       (.40)      23.91
 Period from 2/15/2002 to 4/30/02   27.71       (.01)         .75       .74        (.12)         -        (.12)      28.33
Class 529-E:
 Year ended 4/30/2003               28.34        .45        (4.35)    (3.90)       (.48)      (.04)       (.52)      23.92
 Period from 3/1/2002 to 4/30/03    28.59        .01         (.13)     (.12)       (.13)         -        (.13)      28.34
Class 529-F:
 Period from 9/16/2002 to 4/30/03   23.98        .32          .10       .42        (.40)      (.04)       (.44)      23.96
Class R-1:
 Period from 5/29/2002 to 4/30/03   28.52        .32        (4.46)    (4.14)       (.42)      (.04)       (.46)      23.92
Class R-2:
 Period from 5/31/2002 to 4/30/03   28.46        .33        (4.40)    (4.07)       (.47)      (.04)       (.51)      23.88
Class R-3:
 Period from 6/4/2002 to 4/30/03    27.81        .41        (3.74)    (3.33)       (.51)      (.04)       (.55)      23.93
Class R-4:
 Period from 5/20/2002 to 4/30/03   28.78        .51        (4.74)    (4.23)       (.56)      (.04)       (.60)      23.95
Class R-5:
 Period from 5/15/2002 to 4/30/03   28.84        .57        (4.78)    (4.21)       (.60)      (.04)       (.64)      23.99


                                         Net Assets      Ratio of expenses  Ratio of net income
                                         end of perioto  average to         (loss) to average
                                         (in millions)   net assets         net assets
Class A:
 Year ended 4/30/2003                   $43,701          .67%               2.28%
 Year ended 4/30/2002                    50,669          .65                1.72
 Year ended 4/30/2001                    48,700          .65                1.95
 Year ended 4/30/2000                    47,319          .63                1.91
 Year ended 4/30/1999                    57,018          .61                1.84
Class B:
 Year ended 4/30/2003                     1,538         1.45                1.52
 Year ended 4/30/2002                     1,097         1.41                 .88
 Year ended 4/30/2001                       289         1.42                 .99
 Period from 3/15/2000 to 4/30/00            34          .17                 .08
Class C:
 Year ended 4/30/2003                     1,214         1.51                1.46
 Year ended 4/30/2002                       678         1.51                 .72
 Period from 3/15/2001 to 4/30/02            36          .23                (.07)
Class F:
 Year ended 4/30/2003                       899          .74                2.24
 Year ended 4/30/2002                       444          .78                1.46
 Period from 3/15/2001 to 4/30/02            16          .12                 .04
Class 529-A:
 Year ended 4/30/2003                       199          .70                2.29
 Period from 2/15/2002 to 4/30/02            49          .16                 .14
Class 529-B:
 Year ended 4/30/2003                        53         1.62                1.36
 Period from 2/19/2002 to 4/30/02            11          .30                (.02)
Class 529-C:
 Year ended 4/30/2003                        69         1.61                1.38
 Period from 2/15/2002 to 4/30/02            15          .32                (.03)
Class 529-E:
 Year ended 4/30/2003                         9         1.08                1.92
 Period from 3/1/2002 to 4/30/03              1          .17                 .04
Class 529-F:
 Period from 9/16/2002 to 4/30/03             3          .82   (4)          2.25 (4)
Class R-1:
 Period from 5/29/2002 to 4/30/03             8         1.51 (4)(5)         1.50 (4)
Class R-2:
 Period from 5/31/2002 to 4/30/03            96         1.47 (4)(5)         1.58 (4)
Class R-3:
 Period from 6/4/2002 to 4/30/03            125         1.09 (4)(5)         1.95 (4)
Class R-4:
 Period from 5/20/2002 to 4/30/03            71          .73 (4)(5)         2.32 (4)
Class R-5:
 Period from 5/15/2002 to 4/30/03           230          .41   (4)          2.51 (4)


(1) Based on  operations  for the period  shown  (unless  otherwise  noted) and,

(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) Annualized.

(5) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.71%, 1.78%, 1.11% and .74% for classes R-1, R-2, R-3 and R-4, respectively.

Report of independent accountants

To the Board of Directors and Shareholders of Washington  Mutual Investors Fund,
Inc.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington Mutual Investors Fund, Inc. (the "Fund") at April 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
May 30, 2003




Los Angeles, California
May 30, 2003

                     WASHINGTON MUTUAL INVESTORS FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                               June 22, 2003
                           (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Washington Mutual Investors Fund (the "fund" or "WMIF") dated June 22, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                     Washington Mutual Investors Fund, Inc.
                              Attention: Secretary
                           1101 Vermont Avenue, N.W.
                            Washington, D.C.  20005
                                 (202) 842-5665

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        6
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       38
Financial Statements



                   Washington Mutual Investors Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE

..    As set forth in its Prospectus, generally common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. government securities, cash and cash equivalents.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


NON-U.S. SECURITIES - The fund may invest in securities of certain companies domiciled outside of the United States if they meet the fund's other Investment Standards and are included in the Standard and Poor's 500 Composite Stock Index. Foreign securities may be subject to certain risks, different from those of investing in U.S. based companies. These include less publicly available information about issues, different accounting, auditing and financial reporting regulations and practices, changing economic, political and social conditions, and risks associated with foreign currency exchange rates and foreign trading markets. These securities

                   Washington Mutual Investors Fund - Page 2 are often in the form of American Depositary Receipts ("ADRs") which are typically issued by a U.S. bank or trust company evidencing ownership of an underlying foreign security. Investing in foreign securities that are traded in the U.S. or through ADRs avoids certain foreign currency risks. Investing through ADRs may, however, make it more difficult to exercise all of the rights that customarily attach to share ownership.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


PORTFOLIO TURNOVER - The fund's portfolio turnover rate for the fiscal year ended 2002 was 21% and the average of the last five years was 24%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


With our focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). Such high turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.


               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES

The fund has Investment Standards based upon criteria established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The fund's Investment Standards encompass

                   Washington Mutual Investors Fund - Page 3 numerous criteria that govern which securities may be included on the fund's Eligible List. Currently, those criteria include, for example: (i) a security shall be listed on the New York Stock Exchange ("NYSE") or meet the financial listing requirements of NYSE (the applicable listing requirements are set forth in Section 1 of the Listed Company Manual of the NYSE); (ii) except for banks and a few other companies, the issuing company must have fully earned its dividends in at least four of the past five years and paid a dividend in at least nine of the past ten years; (iii) banks and savings and loan associations must have paid a dividend in at least four of the past five years; (iv) companies which do not meet the fund's dividend payment requirements must meet other additional requirements which are generally more stringent than the fund's other standards applicable to dividend paying companies (these companies are limited to 5% of the fund's total assets at the time of the investment); (v) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by Standard and Poor's Corp; (vi) banks, insurance companies and other financial institutions must have capital funds of at least $100 million; and (vii) companies must not derive the majority of their revenues from alcohol or tobacco products. The Investment Standards are periodically reviewed by the fund's Board of Directors, Investment Adviser and Business Manager. Although the Standards are not changed frequently, modifications may be made, with the approval of the fund's Board of Directors, as a result of economic, market or corporate developments. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List for continued compliance with the fund's Investment Standards.


It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust. The Investment Standards are not part of the fund's Investment Restrictions discussed below.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                   Washington Mutual Investors Fund - Page 4

The fund may not:


 1. Purchase any security which is not legal for the investment of trust funds in the District of Columbia;

 2.  Purchase or sell real estate or commodities;

 3. Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;

 4. Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;

 5. Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;

 6.  Purchase securities on margin or sell securities short;

 7.  Lend money;

 8. Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any periods when loans amounting to 5% or more of the fund's net assets are outstanding; and

 9. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.

It is declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.


Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors as permitted by the Securities and Exchange Commission.


The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.

                   Washington Mutual Investors Fund - Page 5

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                                                                       NUMBER OF
                                     YEAR FIRST                                       PORTFOLIOS
                        POSITION      ELECTED         PRINCIPAL OCCUPATION(S)       WITHIN THE FUND
                        WITH THE     A DIRECTOR               DURING              COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/          PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Cyrus A. Ansary         Director       1983        President, Investment                  3            JPMorgan Value
 Age: 69                                            Services                                            Opportunities Fund
                                                    International Co. LLC
                                                    (holding company for
                                                    various operating entities)
-----------------------------------------------------------------------------------------------------------------------------------
 Charles A. Bowsher      Director       2001        Retired Comptroller General            1            DeVry, Inc.; SI
 Age: 72                                            of The United States                                International, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan      Director       1997        Vice Chairman & Treasurer,             3            JPMorgan Value
 III                                                The Morris & Gwendolyn                              Opportunities Fund; WGL
 Age: 71                                            Cafritz Foundation                                  Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Edward W. Kelley,       Director       2002        Retired Governor, Federal              1            Security Capital Corp.
 Jr.                                                Reserve Board
 Age: 71
-----------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III     Director       1992        Chairman, The CapAnalysis              3            Atlantic Coast Airlines;
 Age: 60                                            Group, LLC (economic,                               JPMorgan Value
                                                    financial and regulatory                            Opportunities Fund
                                                    consulting); former
                                                    Counselor, Citizens for a
                                                    Sound Economy
-----------------------------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega     Director       2002        Former Treasurer of the                3            The Kroger Co.; Rayonier
 Age: 68                                            United States                                       Inc.; JPMorgan Value
                                                                                                        Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
 John Knox Singleton     Director       2001        President and Chief                    1            Healthcare Realty Trust,
 Age: 54                                            Executive Officer, INOVA                            Inc.
                                                    Health System
-----------------------------------------------------------------------------------------------------------------------------------
 T. Eugene Smith         Director       1987        President, T. Eugene Smith,            3            JPMorgan Value
 Age: 72                                            Inc.                                                Opportunities Fund
                                                    (real estate consulting,
                                                    planning and development)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard P. Steuart      Director       1997        Vice President,                        3            JPMorgan  Value
 II                                                 Steuart Investment Company                          Opportunities Fund
 Age: 68                                            (real estate investment and
                                                    operation)
-----------------------------------------------------------------------------------------------------------------------------------



                   Washington Mutual Investors Fund - Page 6

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST            PAST 5 YEARS AND               NUMBER OF
                                      ELECTED               POSITIONS HELD               PORTFOLIOS
                       POSITION       DIRECTOR         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Fred J. Brinkman      Director         1997        Senior Financial Consultant,              1            None
 Age: 74                                            Washington Management
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 James H. Lemon,       Chairman         1971        Chairman of the Board and                 3            JPMorgan Value
 Jr.                   of the                       Chief Executive Officer,                               Opportunities Fund
 Age: 67               Board                        The Johnston-Lemon Group,
                                                    Incorporated (financial
                                                    services holding company)
-----------------------------------------------------------------------------------------------------------------------------------
 Harry J. Lister       Vice             1972        President and Director,                   3            JPMorgan Value
 Age: 67               Chairman                     Washington Management                                  Opportunities Fund
                       of the                       Corporation
                       Board
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele     President        2000        Executive Vice President and              3            JPMorgan Value
 Age: 57               and                          Director, Washington                                   Opportunities Fund
                       Director                     Management Corporation; former
                                                    Partner, Dechert Price and
                                                    Rhoads
-----------------------------------------------------------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 7

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                 PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE                 FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Howard L.              Senior Vice President,          1983          Director, Senior Vice President, Secretary and Assistant
 Kitzmiller                 Secretary and                             Treasurer, Washington Management Corporation
 Age: 73                      Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 Ralph S. Richard           Vice President              1953          Director, Vice President and Treasurer, Washington
 Age: 84                                                              Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Lois A. Erhard             Vice President              1983          Vice President, Washington Management Corporation
 Age: 51
-----------------------------------------------------------------------------------------------------------------------------------
 Michael W. Stockton        Assistant Vice              1995          Vice President, Assistant Secretary and Assistant Treasurer,
 Age: 36                 President, Assistant                         Washington Management Corporation
                            Secretary and
                         Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 J. Lanier Frank            Assistant Vice              1992          Assistant Vice President, Washington Management Corporation
 Age: 42                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Ashley L. Shaw/6/       Assistant Secretary            2000          Assistant Secretary, Washington Management Corporation,
 Age: 34                                                              former Attorney/Law Clerk
-----------------------------------------------------------------------------------------------------------------------------------



1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.

                   Washington Mutual Investors Fund - Page 8

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

5 All of the directors and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as Business Manager.
6 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Cyrus A. Ansary                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Charles A. Bowsher            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Daniel J. Callahan III         Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Edward W. Kelley, Jr.         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 James C. Miller III            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Katherine D. Ortega           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 J. Knox Singleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 T. Eugene Smith                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Leonard P. Steuart II          Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Fred J. Brinkman               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James H. Lemon, Jr.            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Harry J. Lister                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jeffrey L. Steele              Over $100,000              Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "independent" Directors include shares owned through the deferred compensation plan described below.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager or its affiliates. The fund pays annual fees of $46,000 per annum to Directors who are not affiliated with the Business Manager, $2,000 for each Board of Directors meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Directors, $1,500 in the case of the chairman of a committee.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Business Manager.

                   Washington Mutual Investors Fund - Page 10

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Cyrus A. Ansary                $65,000                           $69,500
------------------------------------------------------------------------------------------
 Charles A. Bowsher             $67,000  /3/                      $67,000/3/
------------------------------------------------------------------------------------------
 Daniel J. Callahan             $74,000                           $74,000
 III
------------------------------------------------------------------------------------------
 Edward W. Kelley,              $65,000                           $65,000
 Jr.
------------------------------------------------------------------------------------------
 James C. Miller                $62,000                           $66,500
------------------------------------------------------------------------------------------
 Katherine D. Ortega            $67,000/3/                        $67,000/3/
------------------------------------------------------------------------------------------
 J. Knox Singleton              $64,000/3/                        $64,000/3/
------------------------------------------------------------------------------------------
 T. Eugene Smith                $66,700                           $71,200
------------------------------------------------------------------------------------------
 Leonard P. Steuart             $63,000/3/                        $63,000/3/
 II
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Charles A. Bowsher ($84,043), Katherine D. Ortega ($105,538), J. Knox Singleton ($113,971) and Leonard P. Steuart II ($342,157). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware Corporation in 1952 and reincorporated in Maryland in 1990. Although the Board of Directors has delegated all of its day-to-day oversight to the Business Manager, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to

                   Washington Mutual Investors Fund - Page 11 employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The Fund has an Audit Committee composed of six directors who are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"): Cyrus A. Ansary, Charles A. Bowsher, Daniel J. Callahan III, Edward W. Kelley, Jr., James C. Miller III (Chair) and T. Eugene Smith. The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.


The Fund has a Governance Committee composed of Cyrus A. Ansary (Chair) and all the other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.


The Fund has a Proxy Committee composed of Fred J. Brinkman ("Interested Director"), Daniel J. Callahan III and T. Eugene Smith. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio.


There were six Board of Directors meetings and seven Committee meetings (one Audit, two Proxy and four Governance Committee meetings) during the fiscal year ended April 30, 2003. All

                   Washington Mutual Investors Fund - Page 12 directors attended more than 80% of all Board meetings and meetings of the Committees of which they were members.

                   Washington Mutual Investors Fund - Page 13

                               DIRECTORS EMERITUS

The Board of Directors has named certain retired Directors of the Fund to the position of Director Emeritus. In addition to attending meetings with the Board of Directors, Director Emeritus members, while not directly participating in Board matters, may be consulted from time to time by the Board, primarily with respect to their prior Board experience. Directors Emeritus, however, possess no authority or responsibility with respect to the Fund's investments or management. The chart below sets out additional information about the Directors Emeritus members.


                          YEARS OF SERVICE                             AGGREGATE COMPENSATION
     NAME AND AGE         WITH THE FUND/1/    PRINCIPAL AFFILIATION       FROM THE FUND/2/
----------------------------------------------------------------------------------------------
 Stephen Hartwell                35            Chairman, Washington            none/3/
 Chairman Emeritus                             Management
 Age: 88                                       Corporation
----------------------------------------------------------------------------------------------
 John A. Beck                    19            Of Counsel, Reed                none/3/
 Age: 77                                       Smith Hazel Thomas
----------------------------------------------------------------------------------------------
 Stephen G. Yeonas               19            Chairman and Chief             $25,500
 Age: 78                                       Executive Officer,
                                               The Stephen G.
                                               Yeonas Company
----------------------------------------------------------------------------------------------


1 This includes years of service as an officer, Director and Director Emeritus. 2 The Fund pays annual fees of $23,000 per annum to Directors Emeritus not affiliated with the Business Manager, plus $500 for each Board Meeting attended.
3 John A. Beck and Stephen Hartwell are affiliated with the Fund's Business
  Manager and, accordingly, receive no remuneration from the Fund.

                   Washington Mutual Investors Fund - Page 14

                             ADVISORY BOARD MEMBERS

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about business, political or economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to industry diversification and the number of issues to be held by the fund. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund^s investments or management. The chart below sets out additional information about the Advisory Board Members.





                          YEAR FIRST                                               NUMBER OF BOARDS
                          ELECTED AN                                               WITHIN THE FUND
                     ADVISORY BOARD MEMBER     PRINCIPAL OCCUPATION(S) DURING      COMPLEX ON WHICH     OTHER DIRECTORSHIPS HELD
   NAME AND AGE         OF THE FUND/1/                  PAST 5 YEARS                MEMBER SERVES              BY MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush                1995            President, Bush & Company                    1           Brady Corporation;
 Age: 55                                     (international financial advisory                         Millennium Chemical, Inc.;
                                             services)                                                Mortgage Guaranty Insurance
                                                                                                      Corporation; Pioneer Funds;
                                                                                                      R.J. Reynolds Tobacco
                                                                                                      Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Louise M.                   2001            Senior Counsel, Shaw Pittman                 1           None
 Cromwell
 Age: 58
-----------------------------------------------------------------------------------------------------------------------------------
 C. Richard Pogue            2001            Retired Executive Vice President,            1           FAM Equity - Income Fund; FAM
 Age: 66                                     Investment Company Institute                             Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Linda D. Rabitt             2001            President, Rand Construction                 1           None
 Age: 54                                     Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 William J. Shaw             2001            President and Chief Operating                1           Marriott International
 Age: 57                                     Officer, Marriott International
-----------------------------------------------------------------------------------------------------------------------------------


1 Advisory Board Members of the fund serve until their resignation, removal or retirement.

THE ADDRESS FOR ALL ADVISORY BOARD MEMBERS IS THE OFFICE OF THE FUND, 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 15

ADVISORY BOARD MEMBER COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

The fund pays fees of $6,000 per annum to Advisory Board members who are not affiliated with the Business Manager, plus $2,000 for each meeting attended in conjunction with meetings with the Board of Directors.




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Mary K. Bush                    $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 Louise M. Cromwell              $10,000                           $10,000
------------------------------------------------------------------------------------------
 C. Richard Pogue                $10,000                           $10,000
------------------------------------------------------------------------------------------
 Linda D. Rabbitt                $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 William J. Shaw                 $10,000                           $10,000
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Advisory Board member.

2 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended April 30, 2003 for participating Advisory Board members is as follows:
  Louise M. Cromwell ($20,593) and Linda Rabbitt ($12,482). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Advisory Board member.

As of May 22, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                   Washington Mutual Investors Fund - Page 16

                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors. The Business Manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and record keeping facilities, arrangements for and supervision of shareholder services and federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the Business Manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plans of Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.


The Business Manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 2003. The expense limitation described above shall apply only to Class A shares issued by the fund and shall not apply to any other class(es) of shares the fund may issue. Any new class(es) of shares issued by the fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the Business Manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the fund's management fee expense similarly for all other classes of shares of the fund. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $44 billion, 0.05% of net assets in excess of $44 billion but not exceeding $55 billion, and 0.04% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003, 2002 and 2001, the Business Manager's fees amounted to $42,754,000, $44,255,000 and $42,756,000, respectively.


The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2004 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose

                   Washington Mutual Investors Fund - Page 17 of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Directors, Directors Emeriti, Advisory Board members and officers of the fund, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AGREEMENT - The Investment Advisory Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Governance Committee of the Board of Directors evaluates information from several sources, including information provided by the Investment Adviser in accordance with
Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meetings, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by

                   Washington Mutual Investors Fund - Page 18 investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.



The Board determined that continuation of the Agreement was appropriate in light of the quality of the Adviser's performance past and present, the strength of its organization (including its personnel, financial resources, commitment to quality service, research and operating history) and the reasonableness of the advisory fee. The Directors also took into account other considerations, such as the brokerage policies of the Adviser, including any benefit derived by the Adviser in, for example, the form of research, and the nature and quality of non-investment management services provided by the Investment Adviser and its affiliates.


The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. As compensation for its services, the Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of $21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion and 0.185% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003, 2002 and 2001, the Investment Adviser's fees amounted to $92,867,000, $98,488,000 and $92,578,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser agreed to pay a portion of these fees. For the year ended April 30, 2003, the total fees paid by the Investment Adviser were $99,000.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between

                   Washington Mutual Investors Fund - Page 19 the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2003, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  9,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                      198,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                      112,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       29,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                      203,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $20,398,000        $ 98,181,000
                                                 2002             23,994,000         114,937,000
                                                 2001             12,400,000          58,817,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the

                   Washington Mutual Investors Fund - Page 20

Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                   Washington Mutual Investors Fund - Page 21

For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $105,879,000               $14,485,000
------------------------------------------------------------------------------
       CLASS R-1                      22,000                    10,000
------------------------------------------------------------------------------
       CLASS R-2                     205,000                    95,000
------------------------------------------------------------------------------
       CLASS R-3                     180,000                    84,000
------------------------------------------------------------------------------
       CLASS R-4                      38,000                    18,000
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or

                   Washington Mutual Investors Fund - Page 22 more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it will receive "qualified" income under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 ("2003 Tax Act"). The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                   Washington Mutual Investors Fund - Page 23

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond,

                   Washington Mutual Investors Fund - Page 24 the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Mutual fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time

                   Washington Mutual Investors Fund - Page 25 of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

                   Washington Mutual Investors Fund - Page 26

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                   Washington Mutual Investors Fund - Page 27

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                   Washington Mutual Investors Fund - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. If American Funds Service Company is notified, employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.

                   Washington Mutual Investors Fund - Page 29

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents, and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates:

                   Washington Mutual Investors Fund - Page 30

1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset. For certain tax-exempt accounts opened prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5% ($100,000 but less than
$250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this

                   Washington Mutual Investors Fund - Page 31 redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

                   Washington Mutual Investors Fund - Page 32

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of the money market funds are excluded.


                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                   Washington Mutual Investors Fund - Page 33

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

                   Washington Mutual Investors Fund - Page 34

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange priviledges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.

                   Washington Mutual Investors Fund - Page 35

REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $39,508,000, $37,266,000 and $30,517,000.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities

                   Washington Mutual Investors Fund - Page 36 of Bank of America Corp., in the amount of $938,584,000, Citigroup, in the amount of $48,277,000, J.P. Morgan Chase & Co., in the amount of $1,885,297,000 and Wachovia Corp., in the amount of $568,381,000.


During fiscal years 2003, 2002 and 2001 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $47,769,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Thompson, O'Donnell, Markham, Norton & Hannon, 1212 New York Avenue, NW, Washington D.C. 20005, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940
Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Thompson, O'Donnell, Markham, Norton & Hannon. Counsel does not currently provide legal services to the fund's Business Manager, Investment Adviser or any of their affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on April 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive

                   Washington Mutual Investors Fund - Page 37 additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Washington Management Corporation and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- APRIL 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.99
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $25.45


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.27% based on a 30-day (or one month) period ended April 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by

                   Washington Mutual Investors Fund - Page 38 the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended April 30, 2003 were -18.34%, -0.38% and 10.22%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended April 30, 2003 were -13.36%, 0.81% and 10.88%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                   Washington Mutual Investors Fund - Page 39

The fund may also compare its investment results with the average of Savings Institutions deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                   Washington Mutual Investors Fund - Page 40









Washington Mutual Investors Fund, Inc.
Investment portfolio, April 30, 2003



                                                                                                        Market Percent
                                                            Paid dividends si       Shares or            value of net
Equity securities (common stocks and convertible securities)     (unaudited)           amount            (000) assets

ENERGY -  7.90%
ENERGY EQUIPMENT & SERVICES  -  .26%
Halliburton Co.                                                          1947        3,100,000   $       66,371   .14%
Schlumberger Ltd.                                                        1957        1,400,000           58,702    .12
                                                                                                        125,073    .26
OIL & GAS  -  7.64%
Ashland Inc.                                                             1936        3,680,000          109,112    .23
ChevronTexaco Corp.                                                      1912       25,493,500        1,601,247   3.32
ConocoPhillips                                                           1934        8,807,750          443,030    .92
EOG Resources, Inc.                                                      1990          725,000           27,100    .05
Exxon Mobil Corp.                                                        1882       22,013,000          774,858   1.61
Kerr-McGee Corp.                                                         1941        2,600,000          109,486    .23
Marathon Oil Corp.                                                       1991       11,700,000          266,409    .55
Sunoco, Inc.                                                             1904        3,000,000          111,630    .23
Unocal Corp.                                                             1916        8,696,500          240,893    .50
                                                                                                      3,683,765   7.64
                                                                                                      3,808,838   7.90

MATERIALS  -  5.21%
CHEMICALS  -  1.57%
Air Products and Chemicals, Inc.                                         1954        3,212,300          138,354    .28
Crompton Corp.                                                           1933        5,800,001           37,236    .08
Dow Chemical Co.                                                         1911       15,226,600          496,996   1.03
PPG Industries, Inc.                                                     1899        1,762,200           85,484    .18
                                                                                                        758,070   1.57
CONTAINERS & PACKAGING  -  .09%
Temple-Inland Inc.                                                       1984          900,000           40,770    .09

METALS & MINING  -  .66%
Alcoa Inc.                                                               1939        6,500,000          149,045    .31
Newmont Mining Corp.                                                     1934        6,250,000          168,875    .35
                                                                                                        317,920    .66
PAPER & FOREST PRODUCTS  -  2.89%
International Paper Co.                                                  1946       19,700,000          704,275   1.46
MeadWestvaco Corp.                                                       1892        7,749,806          182,818    .38
Weyerhaeuser Co.                                                         1933       10,200,000          505,818   1.05
                                                                                                      1,392,911   2.89
                                                                                                      2,509,671   5.21

CAPITAL GOODS  -  7.30%
AEROSPACE & DEFENSE  -  2.43%
Boeing Co.                                                               1942        5,000,000          136,400    .28
Honeywell International Inc.                                             1887       11,950,000          282,020    .59
Lockheed Martin Corp.                                                    1995        1,000,000           50,050    .10
Northrop Grumman Corp.                                                   1951        2,488,300          218,846
Northrop Grumman Corp. 7.25% convertible preferred 2004                         140,000 units            14,315    .48
Raytheon Co.                                                             1964        6,400,000          191,552    .40
United Technologies Corp.                                                1936        4,492,100          277,657    .58
                                                                                                      1,170,840   2.43
CONSTRUCTION & ENGINEERING  -  .25%
Fluor Corp.                                                              1974        3,536,500          122,257    .25

ELECTRICAL EQUIPMENT  -  .43%
Emerson Electric Co.                                                     1947        3,700,000          187,590    .39
Rockwell Automation                                                      1948          821,000           18,719    .04
                                                                                                        206,309    .43
INDUSTRIAL CONGLOMERATES  -  2.69%
General Electric Co.                                                     1899       38,350,000        1,129,407   2.34
Tyco International Ltd.                                                  1975       10,825,000          168,870    .35
                                                                                                      1,298,277   2.69
MACHINERY  -  1.50%
Caterpillar Inc.                                                         1914        3,525,000          185,415    .38
Deere & Co.                                                              1937        3,800,000          167,314    .35
Dover Corp.                                                              1947        2,000,000           57,480    .12
Eaton Corp.                                                              1923        1,012,900           83,129    .17
Illinois Tool Works Inc.                                                 1933        1,200,000           76,776    .16
Ingersoll-Rand Co. Ltd., Class A                                         1910        1,700,000           74,936    .16
Pall Corp.                                                               1974        3,592,300           75,869    .16
                                                                                                        720,919   1.50
                                                                                                      3,518,602   7.30

COMMERCIAL SERVICES & SUPPLIES  -  1.71%
COMMERCIAL SERVICES & SUPPLIES  -  1.71%
Automatic Data Processing, Inc.                                          1974        9,350,000          314,440    .65
Deluxe Corp.                                                             1921        2,200,000           96,822    .20
Pitney Bowes Inc.                                                        1934       10,344,900          363,209    .76
ServiceMaster Co.                                                        1962        5,500,000           49,775    .10
                                                                                                        824,246   1.71

TRANSPORTATION  -  .61%
AIRLINES  -  .25%
Southwest Airlines Co.                                                   1976        7,500,000          119,700    .25

ROAD & RAIL  -  .36%
Burlington Northern Santa Fe Corp.                                       1940        4,000,000          112,640    .24
Union Pacific Corp.                                                      1900        1,000,000           59,520    .12
                                                                                                        172,160    .36
                                                                                                        291,860    .61

AUTOMOBILES & COMPONENTS  -  1.96%
AUTO COMPONENTS  -  .06%
Dana Corp.                                                               1936        3,200,000           29,728    .06

AUTOMOBILES  -  1.90%
General Motors Corp.                                                     1915       23,763,400          856,671
General Motors Corp., Series B, 5.25% convertible debentures 2032                    2,442,000           58,046   1.90
                                                                                                        914,717   1.90
                                                                                                        944,445   1.96

CONSUMER DURABLES & APPAREL  -  1.22%
HOUSEHOLD DURABLES  -  .44%
Newell Rubbermaid Inc.                                                   1946        4,000,000          121,920    .25
Stanley Works                                                            1877        3,828,500           91,999    .19
                                                                                                        213,919    .44
TEXTILES, APPAREL & LUXURY GOODS  -  .78%
NIKE, Inc., Class B                                                      1984        4,414,900          236,330    .49
VF Corp.                                                                 1941        3,500,000          137,690    .29
                                                                                                        374,020    .78
                                                                                                        587,939   1.22

HOTELS, RESTAURANTS & LEISURE  -  1.05%
HOTELS, RESTAURANTS & LEISURE  -  1.05%
Carnival Corp., units                                                    1988        9,000,000          248,310    .51
McDonald's Corp.                                                         1976       15,200,000          259,920    .54
                                                                                                        508,230   1.05

MEDIA  -  1.12%
MEDIA  -  1.12%
AOL Time Warner Inc.(2)                                                    -        14,600,000          199,728    .41
Dow Jones & Co., Inc.                                                    1906        1,900,000           75,240    .16
Gannett Co., Inc.                                                        1929          800,000           60,576    .12
Interpublic Group of Companies, Inc.                                     1971       11,681,000          133,163    .28
Knight-Ridder, Inc.                                                      1941        1,100,000           71,005    .15
                                                                                                        539,712   1.12

RETAILING  -  5.06%
DISTRIBUTORS  -  .43%
Genuine Parts Co.                                                        1948        6,555,800          209,589    .43

MULTILINE RETAIL  -  1.56%
Dollar General Corp.                                                     1975        5,250,000           76,335    .16
May Department Stores Co.                                                1911       14,265,000          308,409    .64
Target Corp.                                                             1965       10,900,000          364,496    .76
                                                                                                        749,240   1.56
SPECIALTY RETAIL  -  3.07%
Gap, Inc.                                                                1976        4,500,000           74,835
Gap, Inc. 5.75% convertible notes 2009                                             $40,000,000           52,600    .26
Limited Brands, Inc.                                                     1970       22,000,000          319,880    .66
Lowe's Companies, Inc.                                                   1961       15,000,000          658,350   1.37
TJX Companies, Inc.                                                      1980       19,500,000          375,375    .78
                                                                                                      1,481,040   3.07
                                                                                                      2,439,869   5.06

FOOD & DRUG RETAILING  -  1.31%
FOOD & DRUG RETAILING  -  1.31%
Albertson's, Inc.                                                        1960       19,906,750          395,348    .82
Walgreen Co.                                                             1933        7,690,400          237,326    .49
                                                                                                        632,674   1.31

FOOD & BEVERAGE  -  4.97%
BEVERAGES  -  .94%
Coca-Cola Co.                                                            1893        5,475,000          221,190    .46
PepsiCo, Inc.                                                            1952        5,400,000          233,712    .48
                                                                                                        454,902    .94
FOOD PRODUCTS  -  4.03%
ConAgra Foods, Inc.                                                      1976       12,750,000          267,750    .56
General Mills, Inc.                                                      1898        9,000,000          405,990    .84
H.J. Heinz Co.                                                           1911       14,350,000          428,778    .89
Kellogg Co.                                                              1923        7,200,000          235,728    .49
Sara Lee Corp.                                                           1946       25,350,000          425,373    .88
Unilever NV (New York registered)                                        1955        2,800,000          176,316    .37
                                                                                                      1,939,935   4.03
                                                                                                      2,394,837   4.97

HOUSEHOLD & PERSONAL PRODUCTS  -  2.27%
HOUSEHOLD PRODUCTS  -  1.29%
Kimberly-Clark Corp.                                                     1935       12,503,100          622,279   1.29

PERSONAL PRODUCTS  -  .98%
Avon Products, Inc.                                                      1919        8,150,000          474,085    .98
                                                                                                      1,096,364   2.27

HEALTH CARE EQUIPMENT & SERVICES  -  1.82%
HEALTH CARE EQUIPMENT & SUPPLIES  -  .56%
Applera Corp. - Applied Biosystems Group                                 1971        8,733,000          153,089    .32
Becton, Dickinson and Co.                                                1926        3,250,000          115,050    .24
                                                                                                        268,139    .56
HEALTH CARE PROVIDERS & SERVICES  -  1.26%
Aetna Inc.                                                               2001        4,400,000          219,120    .45
Cardinal Health, Inc.                                                    1983        3,900,000          215,592    .45
CIGNA Corp.                                                              1867        3,325,000          173,897    .36
                                                                                                        608,609   1.26
                                                                                                        876,748   1.82

PHARMACEUTICALS & BIOTECHNOLOGY  -  9.75%
PHARMACEUTICALS  -  9.75%
Abbott Laboratories                                                      1926        4,700,000          190,961    .40
Bristol-Myers Squibb Co.                                                 1900       52,925,000        1,351,705   2.80
Eli Lilly and Co.                                                        1885       19,840,000        1,266,189   2.63
Johnson & Johnson                                                        1944        1,750,000           98,630    .21
Merck & Co., Inc.                                                        1935        7,650,000          445,077    .92
Pfizer Inc (acquired Pharmacia Corp.)                                    1901       37,709,000        1,159,552   2.40
Schering-Plough Corp.                                                    1952        5,497,400           99,503    .21
Wyeth                                                                    1919        2,000,000           87,060    .18
                                                                                                      4,698,677   9.75

BANKS  -  10.83%
BANKS  -  10.83%
Bank of America Corp.                                                    1903       12,675,000          938,584   1.95
Bank of New York Co., Inc.                                               1785        9,500,000          251,275    .52
BANK ONE CORP.                                                           1935       17,583,000          633,867   1.31
FleetBoston Financial Corp.                                              1791       21,600,000          572,832   1.19
HSBC Holdings PLC (ADR) (formerly Household International, I             1926       10,272,000          561,776   1.16
KeyCorp                                                                  1963        3,000,000           72,330    .15
National City Corp.                                                      1936        3,400,000          101,864    .21
PNC Financial Services Group, Inc.                                       1865        7,100,000          311,690    .65
SunTrust Banks, Inc.                                                     1985        1,000,000           57,220    .12
Wachovia Corp.                                                           1914       14,870,000          568,183
Wachovia Corp., DEPS                                                                 5,650,000              198   1.18
Washington Mutual, Inc.                                                  1986        9,850,000          389,075    .81
Wells Fargo & Co.                                                        1939       15,835,000          764,197   1.58
                                                                                                      5,223,091  10.83

DIVERSIFIED FINANCIALS  -  5.22%
DIVERSIFIED FINANCIALS  -  5.22%
American Express Co.                                                     1870        1,750,000           66,255    .14
Citigroup Inc.                                                           1986        1,230,000           48,277    .10
Fannie Mae                                                               1956        5,325,000          385,477    .80
Freddie Mac                                                              1989          950,000           55,005    .11
J.P. Morgan Chase & Co.                                                  1827       64,235,000        1,885,297   3.91
SLM Corp.                                                                1983          700,000           78,400    .16
                                                                                                      2,518,711   5.22

INSURANCE  -  5.21%
INSURANCE  -  5.21%
Allstate Corp.                                                           1993       18,750,000          708,563   1.47
American International Group, Inc.                                       1969       11,000,000          637,450   1.32
Aon Corp.                                                                1950        9,850,000          218,276    .45
Hartford Financial Services Group, Inc.                                  1996        2,000,000           81,520    .17
Jefferson-Pilot Corp.                                                    1913        4,675,000          187,421    .39
Lincoln National Corp.                                                   1920        9,154,800          292,587    .61
Marsh & McLennan Companies, Inc.                                         1923        2,400,000          114,432    .24
St. Paul Companies, Inc.                                                 1872        7,950,000          273,003    .56
                                                                                                      2,513,252   5.21

SOFTWARE & SERVICES  -  1.26%
IT CONSULTING & SERVICES  -  .57%
Electronic Data Systems Corp.                                            1984       11,700,000          212,355
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                       3,220,000 units            63,756    .57
                                                                                                        276,111    .57
SOFTWARE  -  .69%
Microsoft Corp.                                                          2003        8,740,000          223,482    .47
Oracle Corp. (2)                                                           -         9,000,000          106,920    .22
                                                                                                        330,402    .69
                                                                                                        606,513   1.26

TECHNOLOGY HARDWARE & EQUIPMENT  -  3.81%
COMMUNICATIONS EQUIPMENT  -  .34%
Cisco Systems, Inc.(2)                                                     -         4,568,600           68,712    .14
Motorola, Inc.                                                           1942       12,100,000           95,711    .20
                                                                                                        164,423    .34
COMPUTERS & PERIPHERALS  -  2.36%
Dell Computer Corp.(2)                                                     -         2,150,000           62,157    .13
EMC Corp.(2)                                                               -        15,501,000          140,904    .29
Hewlett-Packard Co.                                                      1965       26,950,000          439,285    .91
International Business Machines Corp.                                    1916        4,775,000          405,398    .84
Sun Microsystems, Inc.(2)                                                  -        27,000,000           89,100    .19
                                                                                                      1,136,844   2.36
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  .10%
Sanmina-SCI Corp.(2)                                                       -        10,225,000           49,080    .10

OFFICE ELECTRONICS  -  .11%
IKON Office Solutions, Inc.                                              1965        7,000,000           54,320    .11

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  .90%
Applied Materials, Inc.(2)                                                 -        10,900,000          159,140    .33
Intel Corp.                                                              1992        3,800,000           69,920    .14
Linear Technology Corp.                                                  1992          700,000           24,129    .05
Texas Instruments Inc.                                                   1962        8,335,300          154,120    .32
Xilinx, Inc.(2)                                                            -         1,000,000           27,070    .06
                                                                                                        434,379    .90
                                                                                                      1,839,046   3.81

TELECOMMUNICATION SERVICES  -  6.79%
DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.79%
ALLTEL Corp.                                                             1961        8,100,000          379,566
ALLTEL Corp. 7.75% 2005                                                       1,500,000 units            72,450    .94
AT&T Corp.                                                               1881       31,724,999          540,911   1.12
CenturyTel, Inc. 6.875% ACES 2005                                               575,000 units            14,691    .03
SBC Communications Inc.                                                  1984       34,100,000          796,576   1.65
Sprint Corp. - FON Group, Series 1                                       1939       43,858,400          504,810   1.05
Verizon Communications Inc.                                              1984       25,800,000          964,404   2.00
                                                                                                      3,273,408   6.79

UTILITIES  -  9.01%
ELECTRIC UTILITIES  -  7.96%
Ameren Corp.                                                             1906        2,300,000           94,254
Ameren Corp. 9.75% ACES convertible preferred 2005                              550,000 units            15,048    .23
American Electric Power Co., Inc.                                        1909       16,841,300          444,273    .92
Consolidated Edison, Inc.                                                1885        3,271,700          127,171    .26
Constellation Energy Group, Inc.                                         1910        7,250,000          212,280    .44
Dominion Resources, Inc.                                                 1925        8,870,000          524,927   1.09
DTE Energy Co.                                                           1909        3,550,000          143,136    .30
Exelon Corp.                                                             1902        6,250,000          331,500    .69
FirstEnergy Corp.                                                        1930        2,288,741           77,199    .16
FPL Group, Inc.                                                          1944        3,550,000          216,089    .45
PPL Corp.                                                                1946        2,000,000           72,400    .15
Progress Energy, Inc.                                                    1937       11,125,418          464,820    .96
Public Service Enterprise Group Inc.                                     1907        6,620,000          254,671    .53
Puget Sound Energy, Inc.                                                 1943        3,800,000           80,256    .17
Southern Co.                                                             1948       13,000,000          378,170    .78
TECO Energy, Inc.                                                        1900        1,000,000           10,790    .02
TXU Corp.                                                                1946        9,500,000          189,240
TXU Corp. 8.125% FELINE PRIDES 2006                                             800,000 units            25,088    .44
Xcel Energy Inc.                                                         1910       13,000,000          175,760    .37
                                                                                                      3,837,072   7.96
GAS UTILITIES  -  .17%
NiSource Inc.                                                            1987        4,400,000           83,160    .17

MULTI-UTILITIES & UNREGULATED POWER  -  .88%
Duke Energy Corp.                                                        1926       21,039,100          370,078    .77
Williams Companies, Inc.                                                 1974        7,500,000           52,125    .11
                                                                                                        422,203    .88
                                                                                                      4,342,435   9.01
MISCELLANEOUS  -  .87%
MISCELLANEOUS  -  .87%
Other equity securities in initial period of acquisition                                                420,757    .87


Total equity securities (cost: $44,985,350,000)                                                      46,409,925  96.26



                                                                                    Principal
                                                                                       amount
Short-term securities                                                                   (000)
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
Federal Home Loan Banks 1.09%-1.90% due 5/2-7/28/2003                                 $902,920          901,444   1.87
United States Treasury Bills 1.08%-1.16% due 5/8-7/24/2003                             921,671          920,266   1.91
Total short-term securities (cost: $1,821,693,000)                                                    1,821,710   3.78

Total investment securities (cost: $46,807,043,000)                                                  48,231,635 100.04
Other assets less liabilities                                                                          (17,018)  (.04)

Net assets                                                                                          $48,214,617100.00%

(1) Source: Standard & Poor's Stock Guide, with adjustments for purchases and acquisitions.
(2) Security did not produce income during the last 12 months.
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at April 30, 2003
(dollars and shares in thousands, except per share amounts)

Assets:
 Investment securities at market (cost: $46,807,043)                                    $48,231,635
 Cash                                                                                           231
 Receivables for:
  Sales of investments                                                     $76,484
  Sales of Fund's shares                                                    87,878
  Dividends and interest                                                   113,928          278,290
 Other assets                                                                                     6
                                                                                         48,510,162
Liabilities:
 Payables for:
  Purchases of investments                                                 218,055
  Repurchases of Fund's shares                                              39,154
  Management services                                                       11,059
  Services provided by affiliates                                           26,259
  Deferred Directors' and Advisory Board compensation                          867
  Other fees and expenses                                                      151          295,545
Net assets at April 30, 2003                                                            $48,214,617

Net assets consist of:
 Capital paid in on shares of capital stock                                             $47,248,378
 Undistributed net investment income                                                        111,130
 Accumulated net realized loss                                                             (569,483)
 Net unrealized appreciation                                                              1,424,592
Net assets at April 30, 2003                                                            $48,214,617

Total authorized capital stock - 4,000,000 shares, $.001 par value
                                                          Net assets Shares outstanding Net asset value
                                                                                        per share/1/
Class A                                                  $43,700,776 1,821,724                $23.99
Class B                                                    1,538,535    64,436                 23.88
Class C                                                    1,213,732    50,902                 23.84
Class F                                                      898,653    37,522                 23.95
Class 529-A                                                  198,728     8,289                 23.97
Class 529-B                                                   52,670     2,203                 23.91
Class 529-C                                                   69,184     2,893                 23.91
Class 529-E                                                    9,576       400                 23.92
Class 529-F                                                    2,829       118                 23.96
Class R-1                                                      7,870       329                 23.92
Class R-2                                                     95,878     4,015                 23.88
Class R-3                                                    124,912     5,219                 23.93
Class R-4                                                     70,883     2,960                 23.95
Class R-5                                                    230,391     9,605                 23.99
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all

See Notes to Financial Statements

Statement of operations for the year ended April 30, 2003

Investment income:
 Income:                                                             (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $873)                                                $1,353,874
  Interest                                                                  27,261       $1,381,135

 Fees and expenses:
  Investment advisory services                                              92,867
  Business management services                                              42,754
  Distribution services                                                    130,360
  Transfer agent services                                                   49,406
  Administrative services                                                    4,071
  Reports to shareholders                                                    1,927
  Registration statement and prospectus                                      2,415
  Postage, stationery and supplies                                           6,135
  Directors' and Advisory Board compensation                                   565
  Auditing and legal                                                           177
  Custodian                                                                    379
  Other                                                                        176
  Total expenses before reimbursement                                      331,232
   Reimbursement of expenses                                                    99          331,133
 Net investment income                                                                    1,050,002

Net realized gain and unrealized depreciation on investments:
 Net realized gain on investments                                                            38,361
 Net unrealized depreciation on investments                                              (8,316,036)
  Net realized gain and unrealized depreciation on investments                           (8,277,675)
Net decrease in net assets resulting from operations                                    $(7,227,673)



See Notes to Financial Statements





Statement of changes in net assets                                   (dollars in thousands)

                                                                     Year ended April 30
                                                                               2003             2002
Operations:
 Net investment income                                                  $1,050,002         $846,677
 Net realized gain (loss) on investments                                    38,361         (525,938)
 Net unrealized depreciation on investments                             (8,316,036)        (669,533)
  Net decrease in net assets
   resulting from operations                                            (7,227,673)        (348,794)

Dividends and distributions paid to shareholders:
 Dividends from net investment income                                   (1,028,729)        (924,457)
 Distributions from net realized gain on investments                       (75,983)      (1,103,304)
   Total dividends and distributions paid to shareholders               (1,104,712)      (2,027,761)

Capital share transactions                                               3,583,085        6,299,190

Total (decrease) increase in net assets                                 (4,749,300)       3,922,635

Net assets:
 Beginning of year                                                      52,963,917       49,041,282
 End of year (including undistributed net investment income:
  $111,130 and $90,401, respectively)                                  $48,214,617      $52,963,917


See Notes to Financial Statements


Notes to financial statements



Organization and significant accounting policies

Organization - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

    Share class      Initial sales charge      Contingent deferred              Conversion feature
                                             sales charge upon redemption
Classes A and 529-A       Up to 5.75%        None(except 1% for                 None
                                             certain redemptions within one
                                             year of purchase without an
                                             initial sales charge)

Classes B and 529-B        None           Declines from 5% to zero              Classes B and 529-B convert to
                                             for redemptions within six         classes A and 529-A,
                                                  years of purchase             respectively, after eight years

Class C                    None           1% for redemptions within             Class C converts to Class F
                                                one year of purchase            after 10 years

Class 529-C                None           1% for redemptions within             None
                                               one year of purchase

Class 529-E                None                     None                        None

Classes F and 529-F        None                     None                        None

Classes R-1, R-2, R-3, R-4
and R-5                     None                     None                       None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per- share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

     Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Fund's Board of Directors.

     Security transactions and related investment income - Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and certain shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund. As of April 30, 2003, the cost of investment securities for federal income tax purposes was $46,819,873,000.

During the year ended April 30, 2003, the Fund reclassified $3,000 from additional paid-in capital and $544,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                          (dollars in thousands)
Undistributed net investment income                                     $111,997
Short-term and long-term capital loss deferrals                        (556,652)
Gross unrealized appreciation on investment securities                 6,552,748
Gross unrealized depreciation on investment securities               (5,140,986)

Short-term and long-term capital loss deferrals above include capital losses of $556,652,000, that were realized during the period November 1, 2002 through April 30, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


Year ended April 30, 2003
                                                                                     Distributions
                                          Distributions from ordinary income         from long term  Total distr
Share class(1)                     Net investment income   Short-term capital gains  capital ginas   paid

Class A                                       $ 969,924                  -           $ 70,108        $ 1,040,032

Class B                                          19,443                  -              2,187             21,630

Class C                                          13,864                  -              1,631             15,495

Class F                                          14,299                  -              1,159             15,458

Class 529-A                                       2,929                  -                238              3,167

Class 529-B                                         496                  -                 62                558

Class 529-C                                         655                  -                 81                736

Class 529-E                                         103                  -                 10                113

Class 529-F                                          18                  -                  1                 19


Class R-2                                           547                  -                 56                603

Class R-3                                           800                  -                 72                872

Class R-4                                           288                  -                 28                316

Class R-5                                         5,329                  -                347              5,676

Total                                       $ 1,028,729                  -           $ 75,983        $ 1,104,712

Year ended April 30, 2002

Class A                                       $ 909,181                  -        $ 1,075,003        $ 1,984,184

Class B                                           7,815                  -             15,419             23,234

Class C                                           3,566                  -              7,377             10,943

Class F                                           3,773                  -              5,505              9,278

Class 529-A                                          86                  -                  -                 86

Class 529-B                                          16                  -                  -                 16

Class 529-C                                          19                  -                  -                 19

Class 529-E                                           1                  -                  -                  1

Total                                         $ 924,457                  -        $ 1,103,304        $ 2,027,761


(1) Class 529-F shares were offered beginning February 15,2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002. Class 529-A, 529-B, 529-C and 529-E were offered beginning February 15, 2002.

3. Fees and transactions with related parties

Business management services - The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.040% of such assets in excess of $55 billion. For the year ended April 30, 2003, the business management services fee was equivalent to an annualized rate of 0.091% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), earned $601,000 on its retail sales of shares and distribution plan of the Fund and received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services - Capital Research and Management Company (CRMC), the Fund's investment advisor, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.185% on such assets in excess of $55 billion. For the year ended April 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.199% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


Share class                    Currently approved limits             Plan limits
Class A                                  0.25%                          0.25%
Class 529-A                              0.25                           0.50
Classes B and 529-B                      1.00                           1.00
Classes C, 529-C and R-1                 1.00                           1.00
Class R-2                                0.75                           1.00
Classes 529-E and R-3                    0.50                           0.75
Classes F, 529-F and R-4                 0.25                           0.50

All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

Transfer agent services - The Fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended April 30, 2003, were as follows (dollars in thousands):

Share class   Distribution    Transfer agent        CRMC Administrative     Transfer Agent  Commonwealth of Virginia
              Services        Services              services                services        administrative services

Class A       $105,879        $47,769               Not applicable          Not applicable  Not applicable
Class B         12,503          1,637               Not applicable          Not applicable  Not applicable
Class C          9,033                              $1,354                 $426             Not applicable

                                Included
                                  in
                               administrative
                               services
Class F          1,582                                 949                  217             Not applicable
  Class 529-A      147                                 188                  20                  $125
  Class 529-B      320                                  48                  20                   32
  Class 529-C      424                                  64                  20                   42
  Class 529-E       25                                  7                   1                    5
  Class 529-F        2                                  1                   -*                   1
   Class R-1        22                                  3                   6              Not applicable
   Class R-2       205                                 41                 157              Not applicable
   Class R-3       180                                 54                  58              Not applicable
   Class R-4        38                                 23                   6              Not applicable
   Class R-5     Not applicable                       198                   5              Not applicable
     Total      $130,360          $49,406             $2,930               $936                 $205
--------------- ================ ================= ======================================== ====================
* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation - Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - WMC and JLC are both wholly owned subsidiaries of JLG. All the officers of the Fund and four of its Directors are affiliated with JLG and receive no compensation directly from the Fund in such capacities.

4. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):


Share class(1)              Sales(2)     Reinvestments of
                                         dividends and
                                           distributions    Repurchases(2)   Net increase

                       Amount    Shares   Amount  Shares  Amount   Shares   Amount  Shares

Class A               7,060,551 291,493  973,429  40,929 (7,098,67(296,696 935,307  35,726
Class B                 792,895  32,647   20,726     880 (184,797) (7,910) 628,824  25,617
Class C                 809,481  33,465   14,733     629 (168,702) (7,234) 655,512  26,860
Class F                 696,571  28,917   14,070     599 (180,470) (7,670) 530,171  21,846
Class 529-A             163,103   6,654    3,167     135   (5,308)   (228) 160,962   6,561
Class 529-B              45,053   1,846      559      24   (1,178)    (50)  44,434   1,820
Class 529-C              59,484   2,427      736      31   (2,082)    (90)  58,138   2,368
Class 529-E               9,228     379      113       5     (256)    (11)   9,085     373
Class 529-F               2,749     118       19       1      (27)     (1)   2,741     118
Class R-1                 8,234     354       37       1     (598)    (26)   7,673     329
Class R-2               106,862   4,638      603      26  (14,832)   (649)  92,633   4,015
Class R-3               139,939   6,051      867      38  (19,854)   (870) 120,952   5,219
Class R-4                74,628   3,294      316      14   (7,707)   (348)  67,237   2,960
Class R-5               313,165  11,520    5,529     233  (49,278) (2,148) 269,416   9,605
Total net increase
   (decrease)         10,281,943423,803 1,034,904 43,545 (7,733,76(323,9313,583,085143,417

Year ended April 30, 2002
Class A               7,676,711 267,697 1,863,712 66,650 (5,235,51(182,7344,304,913151,613
Class B                 855,010  29,918   22,290     798  (45,604) (1,612) 831,696  29,104
Class C                 663,148  23,250   10,503     376  (22,510)   (797) 651,141  22,829
Class F                 463,606  16,165    8,634     309  (37,824) (1,332) 434,416  15,142
Class 529-A              50,134   1,733       86       3     (236)     (8)  49,984   1,728
Class 529-B              11,111     384       16      -*      (34)     (1)  11,093     383
Class 529-C              15,180     525       19       1      (32)     (1)  15,167     525
Class 529-E                 782      27        1      -*       (3)     -*      780      27
Total net increase
   (decrease)         9,735,682 339,699 1,905,261 68,137 (5,341,75(186,4856,299,190221,351


* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

(2) Includes exchanges between share classes of the Fund.

5. Investment transactions and other disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $13,218,608,000 and $9,490,490,000, respectively, during the year ended April 30, 2003. The Fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended April 30, 2003, the custodian fee of $379,000 includes $14,000 that was offset by this reduction, rather than paid in cash.

6. Investments in affiliates The Fund owns 5.39%, 5.16% and 5.08% of the outstanding voting securities of Ashland, Lincoln National and Crompton, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.


Financial Highlights

                                  Net Asset             Net                      Dividends
                                  Value     Net         (losses)gains Total from from       DistributionsTotal        Net Asset
                                  beginning investment  both realized investment investment(from capital dividends    value, end
                                  of period income(loss)and unrealize operations income)   gains)        distribution of period
Class A:
 Year ended 4/30/2003             $ 28.37       $.55       $(4.35)   $(3.80)      $(.54)     $(.04)      $(.58)     $23.99
 Year ended 4/30/2002               29.80        .50         (.75)     (.25)       (.54)      (.64)      (1.18)      28.37
 Year ended 4/30/2001               29.14        .57         3.17      3.74        (.58)     (2.50)      (3.08)      29.80
 Year ended 4/30/2000               35.31        .61        (3.09)    (2.48)       (.58)     (3.11)      (3.69)      29.14
 Year ended 4/30/1999               33.92        .60         3.99      4.59        (.61)     (2.59)      (3.20)      35.31
Class B:
 Year ended 4/30/2003               28.25        .36        (4.32)    (3.96)       (.37)      (.04)       (.41)      23.88
 Year ended 4/30/2002               29.71        .25         (.72)     (.47)       (.35)      (.64)       (.99)      28.25
 Year ended 4/30/2001               29.11        .29         3.22      3.51        (.41)     (2.50)      (2.91)      29.71
 Period from 3/15/2000 to 4/30/00   26.93        .02         2.16      2.18           -          -           -       29.11
Class C:
 Year ended 4/30/2003               28.22        .35        (4.33)    (3.98)       (.36)      (.04)       (.40)      23.84
 Year ended 4/30/2002               29.70        .21         (.73)     (.52)       (.32)      (.64)       (.96)      28.22
 Period from 3/15/2001 to 4/30/02   28.32       (.02)        1.40      1.38           -          -           -       29.70
Class F:
 Year ended 4/30/2003               28.33        .53        (4.34)    (3.81)       (.53)      (.04)       (.57)      23.95
 Year ended 4/30/2002               29.79        .42         (.72)     (.30)       (.52)      (.64)      (1.16)      28.33
 Period from 3/15/2001 to 4/30/02   28.37        .01         1.41      1.42           -          -           -       29.79
Class 529-A:
 Year ended 4/30/2003               28.36        .54        (4.35)    (3.81)       (.54)      (.04)       (.58)      23.97
 Period from 2/15/2002 to 4/30/02   27.71        .04          .75       .79        (.14)         -        (.14)      28.36
Class 529-B:
 Year ended 4/30/2003               28.34        .32        (4.35)    (4.03)       (.36)      (.04)       (.40)      23.91
 Period from 2/19/2002 to 4/30/02   27.25       (.01)        1.22      1.21        (.12)         -        (.12)      28.34
Class 529-C:
 Year ended 4/30/2003               28.33        .32        (4.34)    (4.02)       (.36)      (.04)       (.40)      23.91
 Period from 2/15/2002 to 4/30/02   27.71       (.01)         .75       .74        (.12)         -        (.12)      28.33
Class 529-E:
 Year ended 4/30/2003               28.34        .45        (4.35)    (3.90)       (.48)      (.04)       (.52)      23.92
 Period from 3/1/2002 to 4/30/03    28.59        .01         (.13)     (.12)       (.13)         -        (.13)      28.34
Class 529-F:
 Period from 9/16/2002 to 4/30/03   23.98        .32          .10       .42        (.40)      (.04)       (.44)      23.96
Class R-1:
 Period from 5/29/2002 to 4/30/03   28.52        .32        (4.46)    (4.14)       (.42)      (.04)       (.46)      23.92
Class R-2:
 Period from 5/31/2002 to 4/30/03   28.46        .33        (4.40)    (4.07)       (.47)      (.04)       (.51)      23.88
Class R-3:
 Period from 6/4/2002 to 4/30/03    27.81        .41        (3.74)    (3.33)       (.51)      (.04)       (.55)      23.93
Class R-4:
 Period from 5/20/2002 to 4/30/03   28.78        .51        (4.74)    (4.23)       (.56)      (.04)       (.60)      23.95
Class R-5:
 Period from 5/15/2002 to 4/30/03   28.84        .57        (4.78)    (4.21)       (.60)      (.04)       (.64)      23.99


                                         Net Assets      Ratio of expenses  Ratio of net income
                                         end of perioto  average to         (loss) to average
                                         (in millions)   net assets         net assets
Class A:
 Year ended 4/30/2003                   $43,701          .67%               2.28%
 Year ended 4/30/2002                    50,669          .65                1.72
 Year ended 4/30/2001                    48,700          .65                1.95
 Year ended 4/30/2000                    47,319          .63                1.91
 Year ended 4/30/1999                    57,018          .61                1.84
Class B:
 Year ended 4/30/2003                     1,538         1.45                1.52
 Year ended 4/30/2002                     1,097         1.41                 .88
 Year ended 4/30/2001                       289         1.42                 .99
 Period from 3/15/2000 to 4/30/00            34          .17                 .08
Class C:
 Year ended 4/30/2003                     1,214         1.51                1.46
 Year ended 4/30/2002                       678         1.51                 .72
 Period from 3/15/2001 to 4/30/02            36          .23                (.07)
Class F:
 Year ended 4/30/2003                       899          .74                2.24
 Year ended 4/30/2002                       444          .78                1.46
 Period from 3/15/2001 to 4/30/02            16          .12                 .04
Class 529-A:
 Year ended 4/30/2003                       199          .70                2.29
 Period from 2/15/2002 to 4/30/02            49          .16                 .14
Class 529-B:
 Year ended 4/30/2003                        53         1.62                1.36
 Period from 2/19/2002 to 4/30/02            11          .30                (.02)
Class 529-C:
 Year ended 4/30/2003                        69         1.61                1.38
 Period from 2/15/2002 to 4/30/02            15          .32                (.03)
Class 529-E:
 Year ended 4/30/2003                         9         1.08                1.92
 Period from 3/1/2002 to 4/30/03              1          .17                 .04
Class 529-F:
 Period from 9/16/2002 to 4/30/03             3          .82   (4)          2.25 (4)
Class R-1:
 Period from 5/29/2002 to 4/30/03             8         1.51 (4)(5)         1.50 (4)
Class R-2:
 Period from 5/31/2002 to 4/30/03            96         1.47 (4)(5)         1.58 (4)
Class R-3:
 Period from 6/4/2002 to 4/30/03            125         1.09 (4)(5)         1.95 (4)
Class R-4:
 Period from 5/20/2002 to 4/30/03            71          .73 (4)(5)         2.32 (4)
Class R-5:
 Period from 5/15/2002 to 4/30/03           230          .41   (4)          2.51 (4)


(1) Based on  operations  for the period  shown  (unless  otherwise  noted) and,

(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) Annualized.

(5) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.71%, 1.78%, 1.11% and .74% for classes R-1, R-2, R-3 and R-4, respectively.

Report of independent accountants

To the Board of Directors and Shareholders of Washington  Mutual Investors Fund,
Inc.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington Mutual Investors Fund, Inc. (the "Fund") at April 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
May 30, 2003




Los Angeles, California
May 30, 2003

The following is a spanish translation of the Retirement Plan Statement of Additional Information for Washington Mutual Investors Fund.
Howard L. Kitzmiller, Secretary

          WASHINGTON MUTUAL INVESTORS FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                               June 22, 2003
                           (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Washington Mutual Investors Fund (the "fund" or "WMIF") dated June 22, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                     Washington Mutual Investors Fund, Inc.
                              Attention: Secretary
                           1101 Vermont Avenue, N.W.
                            Washington, D.C.  20005
                                 (202) 842-5665

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        6
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       38
Financial Statements



                   Washington Mutual Investors Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE

..    As set forth in its Prospectus, generally common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. government securities, cash and cash equivalents.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


NON-U.S. SECURITIES - The fund may invest in securities of certain companies domiciled outside of the United States if they meet the fund's other Investment Standards and are included in the Standard and Poor's 500 Composite Stock Index. Foreign securities may be subject to certain risks, different from those of investing in U.S. based companies. These include less publicly available information about issues, different accounting, auditing and financial reporting regulations and practices, changing economic, political and social conditions, and risks associated with foreign currency exchange rates and foreign trading markets. These securities

                   Washington Mutual Investors Fund - Page 2 are often in the form of American Depositary Receipts ("ADRs") which are typically issued by a U.S. bank or trust company evidencing ownership of an underlying foreign security. Investing in foreign securities that are traded in the U.S. or through ADRs avoids certain foreign currency risks. Investing through ADRs may, however, make it more difficult to exercise all of the rights that customarily attach to share ownership.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


PORTFOLIO TURNOVER - The fund's portfolio turnover rate for the fiscal year ended 2002 was 21% and the average of the last five years was 24%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


With our focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). Such high turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.


               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES

The fund has Investment Standards based upon criteria established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The fund's Investment Standards encompass

                   Washington Mutual Investors Fund - Page 3 numerous criteria that govern which securities may be included on the fund's Eligible List. Currently, those criteria include, for example: (i) a security shall be listed on the New York Stock Exchange ("NYSE") or meet the financial listing requirements of NYSE (the applicable listing requirements are set forth in Section 1 of the Listed Company Manual of the NYSE); (ii) except for banks and a few other companies, the issuing company must have fully earned its dividends in at least four of the past five years and paid a dividend in at least nine of the past ten years; (iii) banks and savings and loan associations must have paid a dividend in at least four of the past five years; (iv) companies which do not meet the fund's dividend payment requirements must meet other additional requirements which are generally more stringent than the fund's other standards applicable to dividend paying companies (these companies are limited to 5% of the fund's total assets at the time of the investment); (v) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by Standard and Poor's Corp; (vi) banks, insurance companies and other financial institutions must have capital funds of at least $100 million; and (vii) companies must not derive the majority of their revenues from alcohol or tobacco products. The Investment Standards are periodically reviewed by the fund's Board of Directors, Investment Adviser and Business Manager. Although the Standards are not changed frequently, modifications may be made, with the approval of the fund's Board of Directors, as a result of economic, market or corporate developments. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List for continued compliance with the fund's Investment Standards.


It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust. The Investment Standards are not part of the fund's Investment Restrictions discussed below.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                   Washington Mutual Investors Fund - Page 4

The fund may not:


 1. Purchase any security which is not legal for the investment of trust funds in the District of Columbia;

 2.  Purchase or sell real estate or commodities;

 3. Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;

 4. Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;

 5. Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;

 6.  Purchase securities on margin or sell securities short;

 7.  Lend money;

 8. Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any periods when loans amounting to 5% or more of the fund's net assets are outstanding; and

 9. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.

It is declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.


Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors as permitted by the Securities and Exchange Commission.


The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.

                   Washington Mutual Investors Fund - Page 5

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                                                                       NUMBER OF
                                     YEAR FIRST                                       PORTFOLIOS
                        POSITION      ELECTED         PRINCIPAL OCCUPATION(S)       WITHIN THE FUND
                        WITH THE     A DIRECTOR               DURING              COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/          PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Cyrus A. Ansary         Director       1983        President, Investment                  3            JPMorgan Value
 Age: 69                                            Services                                            Opportunities Fund
                                                    International Co. LLC
                                                    (holding company for
                                                    various operating entities)
-----------------------------------------------------------------------------------------------------------------------------------
 Charles A. Bowsher      Director       2001        Retired Comptroller General            1            DeVry, Inc.; SI
 Age: 72                                            of The United States                                International, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan      Director       1997        Vice Chairman & Treasurer,             3            JPMorgan Value
 III                                                The Morris & Gwendolyn                              Opportunities Fund; WGL
 Age: 71                                            Cafritz Foundation                                  Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Edward W. Kelley,       Director       2002        Retired Governor, Federal              1            Security Capital Corp.
 Jr.                                                Reserve Board
 Age: 71
-----------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III     Director       1992        Chairman, The CapAnalysis              3            Atlantic Coast Airlines;
 Age: 60                                            Group, LLC (economic,                               JPMorgan Value
                                                    financial and regulatory                            Opportunities Fund
                                                    consulting); former
                                                    Counselor, Citizens for a
                                                    Sound Economy
-----------------------------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega     Director       2002        Former Treasurer of the                3            The Kroger Co.; Rayonier
 Age: 68                                            United States                                       Inc.; JPMorgan Value
                                                                                                        Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
 John Knox Singleton     Director       2001        President and Chief                    1            Healthcare Realty Trust,
 Age: 54                                            Executive Officer, INOVA                            Inc.
                                                    Health System
-----------------------------------------------------------------------------------------------------------------------------------
 T. Eugene Smith         Director       1987        President, T. Eugene Smith,            3            JPMorgan Value
 Age: 72                                            Inc.                                                Opportunities Fund
                                                    (real estate consulting,
                                                    planning and development)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard P. Steuart      Director       1997        Vice President,                        3            JPMorgan  Value
 II                                                 Steuart Investment Company                          Opportunities Fund
 Age: 68                                            (real estate investment and
                                                    operation)
-----------------------------------------------------------------------------------------------------------------------------------



                   Washington Mutual Investors Fund - Page 6

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST            PAST 5 YEARS AND               NUMBER OF
                                      ELECTED               POSITIONS HELD               PORTFOLIOS
                       POSITION       DIRECTOR         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Fred J. Brinkman      Director         1997        Senior Financial Consultant,              1            None
 Age: 74                                            Washington Management
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 James H. Lemon,       Chairman         1971        Chairman of the Board and                 3            JPMorgan Value
 Jr.                   of the                       Chief Executive Officer,                               Opportunities Fund
 Age: 67               Board                        The Johnston-Lemon Group,
                                                    Incorporated (financial
                                                    services holding company)
-----------------------------------------------------------------------------------------------------------------------------------
 Harry J. Lister       Vice             1972        President and Director,                   3            JPMorgan Value
 Age: 67               Chairman                     Washington Management                                  Opportunities Fund
                       of the                       Corporation
                       Board
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele     President        2000        Executive Vice President and              3            JPMorgan Value
 Age: 57               and                          Director, Washington                                   Opportunities Fund
                       Director                     Management Corporation; former
                                                    Partner, Dechert Price and
                                                    Rhoads
-----------------------------------------------------------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 7

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                 PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE                 FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Howard L.              Senior Vice President,          1983          Director, Senior Vice President, Secretary and Assistant
 Kitzmiller                 Secretary and                             Treasurer, Washington Management Corporation
 Age: 73                      Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 Ralph S. Richard           Vice President              1953          Director, Vice President and Treasurer, Washington
 Age: 84                                                              Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Lois A. Erhard             Vice President              1983          Vice President, Washington Management Corporation
 Age: 51
-----------------------------------------------------------------------------------------------------------------------------------
 Michael W. Stockton        Assistant Vice              1995          Vice President, Assistant Secretary and Assistant Treasurer,
 Age: 36                 President, Assistant                         Washington Management Corporation
                            Secretary and
                         Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 J. Lanier Frank            Assistant Vice              1992          Assistant Vice President, Washington Management Corporation
 Age: 42                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Ashley L. Shaw/6/       Assistant Secretary            2000          Assistant Secretary, Washington Management Corporation,
 Age: 34                                                              former Attorney/Law Clerk
-----------------------------------------------------------------------------------------------------------------------------------



1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.

                   Washington Mutual Investors Fund - Page 8

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

5 All of the directors and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as Business Manager.
6 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Cyrus A. Ansary                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Charles A. Bowsher            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Daniel J. Callahan III         Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Edward W. Kelley, Jr.         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 James C. Miller III            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Katherine D. Ortega           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 J. Knox Singleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 T. Eugene Smith                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Leonard P. Steuart II          Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Fred J. Brinkman               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James H. Lemon, Jr.            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Harry J. Lister                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jeffrey L. Steele              Over $100,000              Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "independent" Directors include shares owned through the deferred compensation plan described below.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager or its affiliates. The fund pays annual fees of $46,000 per annum to Directors who are not affiliated with the Business Manager, $2,000 for each Board of Directors meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Directors, $1,500 in the case of the chairman of a committee.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Business Manager.

                   Washington Mutual Investors Fund - Page 10

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Cyrus A. Ansary                $65,000                           $69,500
------------------------------------------------------------------------------------------
 Charles A. Bowsher             $67,000  /3/                      $67,000/3/
------------------------------------------------------------------------------------------
 Daniel J. Callahan             $74,000                           $74,000
 III
------------------------------------------------------------------------------------------
 Edward W. Kelley,              $65,000                           $65,000
 Jr.
------------------------------------------------------------------------------------------
 James C. Miller                $62,000                           $66,500
------------------------------------------------------------------------------------------
 Katherine D. Ortega            $67,000/3/                        $67,000/3/
------------------------------------------------------------------------------------------
 J. Knox Singleton              $64,000/3/                        $64,000/3/
------------------------------------------------------------------------------------------
 T. Eugene Smith                $66,700                           $71,200
------------------------------------------------------------------------------------------
 Leonard P. Steuart             $63,000/3/                        $63,000/3/
 II
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Charles A. Bowsher ($84,043), Katherine D. Ortega ($105,538), J. Knox Singleton ($113,971) and Leonard P. Steuart II ($342,157). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware Corporation in 1952 and reincorporated in Maryland in 1990. Although the Board of Directors has delegated all of its day-to-day oversight to the Business Manager, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to

                   Washington Mutual Investors Fund - Page 11 employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The Fund has an Audit Committee composed of six directors who are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"): Cyrus A. Ansary, Charles A. Bowsher, Daniel J. Callahan III, Edward W. Kelley, Jr., James C. Miller III (Chair) and T. Eugene Smith. The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.


The Fund has a Governance Committee composed of Cyrus A. Ansary (Chair) and all the other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.


The Fund has a Proxy Committee composed of Fred J. Brinkman ("Interested Director"), Daniel J. Callahan III and T. Eugene Smith. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio.


There were six Board of Directors meetings and seven Committee meetings (one Audit, two Proxy and four Governance Committee meetings) during the fiscal year ended April 30, 2003. All

                   Washington Mutual Investors Fund - Page 12 directors attended more than 80% of all Board meetings and meetings of the Committees of which they were members.

                   Washington Mutual Investors Fund - Page 13

                               DIRECTORS EMERITUS

The Board of Directors has named certain retired Directors of the Fund to the position of Director Emeritus. In addition to attending meetings with the Board of Directors, Director Emeritus members, while not directly participating in Board matters, may be consulted from time to time by the Board, primarily with respect to their prior Board experience. Directors Emeritus, however, possess no authority or responsibility with respect to the Fund's investments or management. The chart below sets out additional information about the Directors Emeritus members.


                          YEARS OF SERVICE                             AGGREGATE COMPENSATION
     NAME AND AGE         WITH THE FUND/1/    PRINCIPAL AFFILIATION       FROM THE FUND/2/
----------------------------------------------------------------------------------------------
 Stephen Hartwell                35            Chairman, Washington            none/3/
 Chairman Emeritus                             Management
 Age: 88                                       Corporation
----------------------------------------------------------------------------------------------
 John A. Beck                    19            Of Counsel, Reed                none/3/
 Age: 77                                       Smith Hazel Thomas
----------------------------------------------------------------------------------------------
 Stephen G. Yeonas               19            Chairman and Chief             $25,500
 Age: 78                                       Executive Officer,
                                               The Stephen G.
                                               Yeonas Company
----------------------------------------------------------------------------------------------


1 This includes years of service as an officer, Director and Director Emeritus. 2 The Fund pays annual fees of $23,000 per annum to Directors Emeritus not affiliated with the Business Manager, plus $500 for each Board Meeting attended.
3 John A. Beck and Stephen Hartwell are affiliated with the Fund's Business
  Manager and, accordingly, receive no remuneration from the Fund.

                   Washington Mutual Investors Fund - Page 14

                             ADVISORY BOARD MEMBERS

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about business, political or economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to industry diversification and the number of issues to be held by the fund. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund^s investments or management. The chart below sets out additional information about the Advisory Board Members.





                          YEAR FIRST                                               NUMBER OF BOARDS
                          ELECTED AN                                               WITHIN THE FUND
                     ADVISORY BOARD MEMBER     PRINCIPAL OCCUPATION(S) DURING      COMPLEX ON WHICH     OTHER DIRECTORSHIPS HELD
   NAME AND AGE         OF THE FUND/1/                  PAST 5 YEARS                MEMBER SERVES              BY MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush                1995            President, Bush & Company                    1           Brady Corporation;
 Age: 55                                     (international financial advisory                         Millennium Chemical, Inc.;
                                             services)                                                Mortgage Guaranty Insurance
                                                                                                      Corporation; Pioneer Funds;
                                                                                                      R.J. Reynolds Tobacco
                                                                                                      Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Louise M.                   2001            Senior Counsel, Shaw Pittman                 1           None
 Cromwell
 Age: 58
-----------------------------------------------------------------------------------------------------------------------------------
 C. Richard Pogue            2001            Retired Executive Vice President,            1           FAM Equity - Income Fund; FAM
 Age: 66                                     Investment Company Institute                             Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Linda D. Rabitt             2001            President, Rand Construction                 1           None
 Age: 54                                     Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 William J. Shaw             2001            President and Chief Operating                1           Marriott International
 Age: 57                                     Officer, Marriott International
-----------------------------------------------------------------------------------------------------------------------------------


1 Advisory Board Members of the fund serve until their resignation, removal or retirement.

THE ADDRESS FOR ALL ADVISORY BOARD MEMBERS IS THE OFFICE OF THE FUND, 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.

                   Washington Mutual Investors Fund - Page 15

ADVISORY BOARD MEMBER COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2003

The fund pays fees of $6,000 per annum to Advisory Board members who are not affiliated with the Business Manager, plus $2,000 for each meeting attended in conjunction with meetings with the Board of Directors.




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Mary K. Bush                    $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 Louise M. Cromwell              $10,000                           $10,000
------------------------------------------------------------------------------------------
 C. Richard Pogue                $10,000                           $10,000
------------------------------------------------------------------------------------------
 Linda D. Rabbitt                $ 8,000                           $ 8,000
------------------------------------------------------------------------------------------
 William J. Shaw                 $10,000                           $10,000
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Advisory Board member.

2 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended April 30, 2003 for participating Advisory Board members is as follows:
  Louise M. Cromwell ($20,593) and Linda Rabbitt ($12,482). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Advisory Board member.

As of May 22, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                   Washington Mutual Investors Fund - Page 16

                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors. The Business Manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and record keeping facilities, arrangements for and supervision of shareholder services and federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the Business Manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plans of Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.


The Business Manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 2003. The expense limitation described above shall apply only to Class A shares issued by the fund and shall not apply to any other class(es) of shares the fund may issue. Any new class(es) of shares issued by the fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the Business Manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the fund's management fee expense similarly for all other classes of shares of the fund. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $44 billion, 0.05% of net assets in excess of $44 billion but not exceeding $55 billion, and 0.04% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003, 2002 and 2001, the Business Manager's fees amounted to $42,754,000, $44,255,000 and $42,756,000, respectively.


The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2004 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose

                   Washington Mutual Investors Fund - Page 17 of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Directors, Directors Emeriti, Advisory Board members and officers of the fund, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AGREEMENT - The Investment Advisory Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Governance Committee of the Board of Directors evaluates information from several sources, including information provided by the Investment Adviser in accordance with
Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meetings, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by

                   Washington Mutual Investors Fund - Page 18 investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.



The Board determined that continuation of the Agreement was appropriate in light of the quality of the Adviser's performance past and present, the strength of its organization (including its personnel, financial resources, commitment to quality service, research and operating history) and the reasonableness of the advisory fee. The Directors also took into account other considerations, such as the brokerage policies of the Adviser, including any benefit derived by the Adviser in, for example, the form of research, and the nature and quality of non-investment management services provided by the Investment Adviser and its affiliates.


The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. As compensation for its services, the Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of $21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion and 0.185% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2003, 2002 and 2001, the Investment Adviser's fees amounted to $92,867,000, $98,488,000 and $92,578,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until August 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser agreed to pay a portion of these fees. For the year ended April 30, 2003, the total fees paid by the Investment Adviser were $99,000.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between

                   Washington Mutual Investors Fund - Page 19 the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2003, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  9,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                      198,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                      112,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       29,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                      203,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $20,398,000        $ 98,181,000
                                                 2002             23,994,000         114,937,000
                                                 2001             12,400,000          58,817,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the

                   Washington Mutual Investors Fund - Page 20

Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                   Washington Mutual Investors Fund - Page 21

For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $105,879,000               $14,485,000
------------------------------------------------------------------------------
       CLASS R-1                      22,000                    10,000
------------------------------------------------------------------------------
       CLASS R-2                     205,000                    95,000
------------------------------------------------------------------------------
       CLASS R-3                     180,000                    84,000
------------------------------------------------------------------------------
       CLASS R-4                      38,000                    18,000
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or

                   Washington Mutual Investors Fund - Page 22 more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it will receive "qualified" income under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 ("2003 Tax Act"). The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                   Washington Mutual Investors Fund - Page 23

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond,

                   Washington Mutual Investors Fund - Page 24 the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Mutual fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time

                   Washington Mutual Investors Fund - Page 25 of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

                   Washington Mutual Investors Fund - Page 26

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                   Washington Mutual Investors Fund - Page 27

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                   Washington Mutual Investors Fund - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. If American Funds Service Company is notified, employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.

                   Washington Mutual Investors Fund - Page 29

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents, and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates:

                   Washington Mutual Investors Fund - Page 30

1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset. For certain tax-exempt accounts opened prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5% ($100,000 but less than
$250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this

                   Washington Mutual Investors Fund - Page 31 redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

                   Washington Mutual Investors Fund - Page 32

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of the money market funds are excluded.


                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                   Washington Mutual Investors Fund - Page 33

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

                   Washington Mutual Investors Fund - Page 34

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange priviledges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.

                   Washington Mutual Investors Fund - Page 35

REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $39,508,000, $37,266,000 and $30,517,000.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities

                   Washington Mutual Investors Fund - Page 36 of Bank of America Corp., in the amount of $938,584,000, Citigroup, in the amount of $48,277,000, J.P. Morgan Chase & Co., in the amount of $1,885,297,000 and Wachovia Corp., in the amount of $568,381,000.


During fiscal years 2003, 2002 and 2001 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $47,769,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Thompson, O'Donnell, Markham, Norton & Hannon, 1212 New York Avenue, NW, Washington D.C. 20005, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940
Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Thompson, O'Donnell, Markham, Norton & Hannon. Counsel does not currently provide legal services to the fund's Business Manager, Investment Adviser or any of their affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on April 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive

                   Washington Mutual Investors Fund - Page 37 additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Washington Management Corporation and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- APRIL 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.99
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $25.45


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.27% based on a 30-day (or one month) period ended April 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by

                   Washington Mutual Investors Fund - Page 38 the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended April 30, 2003 were -18.34%, -0.38% and 10.22%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended April 30, 2003 were -13.36%, 0.81% and 10.88%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                   Washington Mutual Investors Fund - Page 39

The fund may also compare its investment results with the average of Savings Institutions deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                   Washington Mutual Investors Fund - Page 40









Washington Mutual Investors Fund, Inc.
Investment portfolio, April 30, 2003



                                                                                                        Market Percent
                                                            Paid dividends si       Shares or            value of net
Equity securities (common stocks and convertible securities)     (unaudited)           amount            (000) assets

ENERGY -  7.90%
ENERGY EQUIPMENT & SERVICES  -  .26%
Halliburton Co.                                                          1947        3,100,000   $       66,371   .14%
Schlumberger Ltd.                                                        1957        1,400,000           58,702    .12
                                                                                                        125,073    .26
OIL & GAS  -  7.64%
Ashland Inc.                                                             1936        3,680,000          109,112    .23
ChevronTexaco Corp.                                                      1912       25,493,500        1,601,247   3.32
ConocoPhillips                                                           1934        8,807,750          443,030    .92
EOG Resources, Inc.                                                      1990          725,000           27,100    .05
Exxon Mobil Corp.                                                        1882       22,013,000          774,858   1.61
Kerr-McGee Corp.                                                         1941        2,600,000          109,486    .23
Marathon Oil Corp.                                                       1991       11,700,000          266,409    .55
Sunoco, Inc.                                                             1904        3,000,000          111,630    .23
Unocal Corp.                                                             1916        8,696,500          240,893    .50
                                                                                                      3,683,765   7.64
                                                                                                      3,808,838   7.90

MATERIALS  -  5.21%
CHEMICALS  -  1.57%
Air Products and Chemicals, Inc.                                         1954        3,212,300          138,354    .28
Crompton Corp.                                                           1933        5,800,001           37,236    .08
Dow Chemical Co.                                                         1911       15,226,600          496,996   1.03
PPG Industries, Inc.                                                     1899        1,762,200           85,484    .18
                                                                                                        758,070   1.57
CONTAINERS & PACKAGING  -  .09%
Temple-Inland Inc.                                                       1984          900,000           40,770    .09

METALS & MINING  -  .66%
Alcoa Inc.                                                               1939        6,500,000          149,045    .31
Newmont Mining Corp.                                                     1934        6,250,000          168,875    .35
                                                                                                        317,920    .66
PAPER & FOREST PRODUCTS  -  2.89%
International Paper Co.                                                  1946       19,700,000          704,275   1.46
MeadWestvaco Corp.                                                       1892        7,749,806          182,818    .38
Weyerhaeuser Co.                                                         1933       10,200,000          505,818   1.05
                                                                                                      1,392,911   2.89
                                                                                                      2,509,671   5.21

CAPITAL GOODS  -  7.30%
AEROSPACE & DEFENSE  -  2.43%
Boeing Co.                                                               1942        5,000,000          136,400    .28
Honeywell International Inc.                                             1887       11,950,000          282,020    .59
Lockheed Martin Corp.                                                    1995        1,000,000           50,050    .10
Northrop Grumman Corp.                                                   1951        2,488,300          218,846
Northrop Grumman Corp. 7.25% convertible preferred 2004                         140,000 units            14,315    .48
Raytheon Co.                                                             1964        6,400,000          191,552    .40
United Technologies Corp.                                                1936        4,492,100          277,657    .58
                                                                                                      1,170,840   2.43
CONSTRUCTION & ENGINEERING  -  .25%
Fluor Corp.                                                              1974        3,536,500          122,257    .25

ELECTRICAL EQUIPMENT  -  .43%
Emerson Electric Co.                                                     1947        3,700,000          187,590    .39
Rockwell Automation                                                      1948          821,000           18,719    .04
                                                                                                        206,309    .43
INDUSTRIAL CONGLOMERATES  -  2.69%
General Electric Co.                                                     1899       38,350,000        1,129,407   2.34
Tyco International Ltd.                                                  1975       10,825,000          168,870    .35
                                                                                                      1,298,277   2.69
MACHINERY  -  1.50%
Caterpillar Inc.                                                         1914        3,525,000          185,415    .38
Deere & Co.                                                              1937        3,800,000          167,314    .35
Dover Corp.                                                              1947        2,000,000           57,480    .12
Eaton Corp.                                                              1923        1,012,900           83,129    .17
Illinois Tool Works Inc.                                                 1933        1,200,000           76,776    .16
Ingersoll-Rand Co. Ltd., Class A                                         1910        1,700,000           74,936    .16
Pall Corp.                                                               1974        3,592,300           75,869    .16
                                                                                                        720,919   1.50
                                                                                                      3,518,602   7.30

COMMERCIAL SERVICES & SUPPLIES  -  1.71%
COMMERCIAL SERVICES & SUPPLIES  -  1.71%
Automatic Data Processing, Inc.                                          1974        9,350,000          314,440    .65
Deluxe Corp.                                                             1921        2,200,000           96,822    .20
Pitney Bowes Inc.                                                        1934       10,344,900          363,209    .76
ServiceMaster Co.                                                        1962        5,500,000           49,775    .10
                                                                                                        824,246   1.71

TRANSPORTATION  -  .61%
AIRLINES  -  .25%
Southwest Airlines Co.                                                   1976        7,500,000          119,700    .25

ROAD & RAIL  -  .36%
Burlington Northern Santa Fe Corp.                                       1940        4,000,000          112,640    .24
Union Pacific Corp.                                                      1900        1,000,000           59,520    .12
                                                                                                        172,160    .36
                                                                                                        291,860    .61

AUTOMOBILES & COMPONENTS  -  1.96%
AUTO COMPONENTS  -  .06%
Dana Corp.                                                               1936        3,200,000           29,728    .06

AUTOMOBILES  -  1.90%
General Motors Corp.                                                     1915       23,763,400          856,671
General Motors Corp., Series B, 5.25% convertible debentures 2032                    2,442,000           58,046   1.90
                                                                                                        914,717   1.90
                                                                                                        944,445   1.96

CONSUMER DURABLES & APPAREL  -  1.22%
HOUSEHOLD DURABLES  -  .44%
Newell Rubbermaid Inc.                                                   1946        4,000,000          121,920    .25
Stanley Works                                                            1877        3,828,500           91,999    .19
                                                                                                        213,919    .44
TEXTILES, APPAREL & LUXURY GOODS  -  .78%
NIKE, Inc., Class B                                                      1984        4,414,900          236,330    .49
VF Corp.                                                                 1941        3,500,000          137,690    .29
                                                                                                        374,020    .78
                                                                                                        587,939   1.22

HOTELS, RESTAURANTS & LEISURE  -  1.05%
HOTELS, RESTAURANTS & LEISURE  -  1.05%
Carnival Corp., units                                                    1988        9,000,000          248,310    .51
McDonald's Corp.                                                         1976       15,200,000          259,920    .54
                                                                                                        508,230   1.05

MEDIA  -  1.12%
MEDIA  -  1.12%
AOL Time Warner Inc.(2)                                                    -        14,600,000          199,728    .41
Dow Jones & Co., Inc.                                                    1906        1,900,000           75,240    .16
Gannett Co., Inc.                                                        1929          800,000           60,576    .12
Interpublic Group of Companies, Inc.                                     1971       11,681,000          133,163    .28
Knight-Ridder, Inc.                                                      1941        1,100,000           71,005    .15
                                                                                                        539,712   1.12

RETAILING  -  5.06%
DISTRIBUTORS  -  .43%
Genuine Parts Co.                                                        1948        6,555,800          209,589    .43

MULTILINE RETAIL  -  1.56%
Dollar General Corp.                                                     1975        5,250,000           76,335    .16
May Department Stores Co.                                                1911       14,265,000          308,409    .64
Target Corp.                                                             1965       10,900,000          364,496    .76
                                                                                                        749,240   1.56
SPECIALTY RETAIL  -  3.07%
Gap, Inc.                                                                1976        4,500,000           74,835
Gap, Inc. 5.75% convertible notes 2009                                             $40,000,000           52,600    .26
Limited Brands, Inc.                                                     1970       22,000,000          319,880    .66
Lowe's Companies, Inc.                                                   1961       15,000,000          658,350   1.37
TJX Companies, Inc.                                                      1980       19,500,000          375,375    .78
                                                                                                      1,481,040   3.07
                                                                                                      2,439,869   5.06

FOOD & DRUG RETAILING  -  1.31%
FOOD & DRUG RETAILING  -  1.31%
Albertson's, Inc.                                                        1960       19,906,750          395,348    .82
Walgreen Co.                                                             1933        7,690,400          237,326    .49
                                                                                                        632,674   1.31

FOOD & BEVERAGE  -  4.97%
BEVERAGES  -  .94%
Coca-Cola Co.                                                            1893        5,475,000          221,190    .46
PepsiCo, Inc.                                                            1952        5,400,000          233,712    .48
                                                                                                        454,902    .94
FOOD PRODUCTS  -  4.03%
ConAgra Foods, Inc.                                                      1976       12,750,000          267,750    .56
General Mills, Inc.                                                      1898        9,000,000          405,990    .84
H.J. Heinz Co.                                                           1911       14,350,000          428,778    .89
Kellogg Co.                                                              1923        7,200,000          235,728    .49
Sara Lee Corp.                                                           1946       25,350,000          425,373    .88
Unilever NV (New York registered)                                        1955        2,800,000          176,316    .37
                                                                                                      1,939,935   4.03
                                                                                                      2,394,837   4.97

HOUSEHOLD & PERSONAL PRODUCTS  -  2.27%
HOUSEHOLD PRODUCTS  -  1.29%
Kimberly-Clark Corp.                                                     1935       12,503,100          622,279   1.29

PERSONAL PRODUCTS  -  .98%
Avon Products, Inc.                                                      1919        8,150,000          474,085    .98
                                                                                                      1,096,364   2.27

HEALTH CARE EQUIPMENT & SERVICES  -  1.82%
HEALTH CARE EQUIPMENT & SUPPLIES  -  .56%
Applera Corp. - Applied Biosystems Group                                 1971        8,733,000          153,089    .32
Becton, Dickinson and Co.                                                1926        3,250,000          115,050    .24
                                                                                                        268,139    .56
HEALTH CARE PROVIDERS & SERVICES  -  1.26%
Aetna Inc.                                                               2001        4,400,000          219,120    .45
Cardinal Health, Inc.                                                    1983        3,900,000          215,592    .45
CIGNA Corp.                                                              1867        3,325,000          173,897    .36
                                                                                                        608,609   1.26
                                                                                                        876,748   1.82

PHARMACEUTICALS & BIOTECHNOLOGY  -  9.75%
PHARMACEUTICALS  -  9.75%
Abbott Laboratories                                                      1926        4,700,000          190,961    .40
Bristol-Myers Squibb Co.                                                 1900       52,925,000        1,351,705   2.80
Eli Lilly and Co.                                                        1885       19,840,000        1,266,189   2.63
Johnson & Johnson                                                        1944        1,750,000           98,630    .21
Merck & Co., Inc.                                                        1935        7,650,000          445,077    .92
Pfizer Inc (acquired Pharmacia Corp.)                                    1901       37,709,000        1,159,552   2.40
Schering-Plough Corp.                                                    1952        5,497,400           99,503    .21
Wyeth                                                                    1919        2,000,000           87,060    .18
                                                                                                      4,698,677   9.75

BANKS  -  10.83%
BANKS  -  10.83%
Bank of America Corp.                                                    1903       12,675,000          938,584   1.95
Bank of New York Co., Inc.                                               1785        9,500,000          251,275    .52
BANK ONE CORP.                                                           1935       17,583,000          633,867   1.31
FleetBoston Financial Corp.                                              1791       21,600,000          572,832   1.19
HSBC Holdings PLC (ADR) (formerly Household International, I             1926       10,272,000          561,776   1.16
KeyCorp                                                                  1963        3,000,000           72,330    .15
National City Corp.                                                      1936        3,400,000          101,864    .21
PNC Financial Services Group, Inc.                                       1865        7,100,000          311,690    .65
SunTrust Banks, Inc.                                                     1985        1,000,000           57,220    .12
Wachovia Corp.                                                           1914       14,870,000          568,183
Wachovia Corp., DEPS                                                                 5,650,000              198   1.18
Washington Mutual, Inc.                                                  1986        9,850,000          389,075    .81
Wells Fargo & Co.                                                        1939       15,835,000          764,197   1.58
                                                                                                      5,223,091  10.83

DIVERSIFIED FINANCIALS  -  5.22%
DIVERSIFIED FINANCIALS  -  5.22%
American Express Co.                                                     1870        1,750,000           66,255    .14
Citigroup Inc.                                                           1986        1,230,000           48,277    .10
Fannie Mae                                                               1956        5,325,000          385,477    .80
Freddie Mac                                                              1989          950,000           55,005    .11
J.P. Morgan Chase & Co.                                                  1827       64,235,000        1,885,297   3.91
SLM Corp.                                                                1983          700,000           78,400    .16
                                                                                                      2,518,711   5.22

INSURANCE  -  5.21%
INSURANCE  -  5.21%
Allstate Corp.                                                           1993       18,750,000          708,563   1.47
American International Group, Inc.                                       1969       11,000,000          637,450   1.32
Aon Corp.                                                                1950        9,850,000          218,276    .45
Hartford Financial Services Group, Inc.                                  1996        2,000,000           81,520    .17
Jefferson-Pilot Corp.                                                    1913        4,675,000          187,421    .39
Lincoln National Corp.                                                   1920        9,154,800          292,587    .61
Marsh & McLennan Companies, Inc.                                         1923        2,400,000          114,432    .24
St. Paul Companies, Inc.                                                 1872        7,950,000          273,003    .56
                                                                                                      2,513,252   5.21

SOFTWARE & SERVICES  -  1.26%
IT CONSULTING & SERVICES  -  .57%
Electronic Data Systems Corp.                                            1984       11,700,000          212,355
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                       3,220,000 units            63,756    .57
                                                                                                        276,111    .57
SOFTWARE  -  .69%
Microsoft Corp.                                                          2003        8,740,000          223,482    .47
Oracle Corp. (2)                                                           -         9,000,000          106,920    .22
                                                                                                        330,402    .69
                                                                                                        606,513   1.26

TECHNOLOGY HARDWARE & EQUIPMENT  -  3.81%
COMMUNICATIONS EQUIPMENT  -  .34%
Cisco Systems, Inc.(2)                                                     -         4,568,600           68,712    .14
Motorola, Inc.                                                           1942       12,100,000           95,711    .20
                                                                                                        164,423    .34
COMPUTERS & PERIPHERALS  -  2.36%
Dell Computer Corp.(2)                                                     -         2,150,000           62,157    .13
EMC Corp.(2)                                                               -        15,501,000          140,904    .29
Hewlett-Packard Co.                                                      1965       26,950,000          439,285    .91
International Business Machines Corp.                                    1916        4,775,000          405,398    .84
Sun Microsystems, Inc.(2)                                                  -        27,000,000           89,100    .19
                                                                                                      1,136,844   2.36
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  .10%
Sanmina-SCI Corp.(2)                                                       -        10,225,000           49,080    .10

OFFICE ELECTRONICS  -  .11%
IKON Office Solutions, Inc.                                              1965        7,000,000           54,320    .11

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  .90%
Applied Materials, Inc.(2)                                                 -        10,900,000          159,140    .33
Intel Corp.                                                              1992        3,800,000           69,920    .14
Linear Technology Corp.                                                  1992          700,000           24,129    .05
Texas Instruments Inc.                                                   1962        8,335,300          154,120    .32
Xilinx, Inc.(2)                                                            -         1,000,000           27,070    .06
                                                                                                        434,379    .90
                                                                                                      1,839,046   3.81

TELECOMMUNICATION SERVICES  -  6.79%
DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.79%
ALLTEL Corp.                                                             1961        8,100,000          379,566
ALLTEL Corp. 7.75% 2005                                                       1,500,000 units            72,450    .94
AT&T Corp.                                                               1881       31,724,999          540,911   1.12
CenturyTel, Inc. 6.875% ACES 2005                                               575,000 units            14,691    .03
SBC Communications Inc.                                                  1984       34,100,000          796,576   1.65
Sprint Corp. - FON Group, Series 1                                       1939       43,858,400          504,810   1.05
Verizon Communications Inc.                                              1984       25,800,000          964,404   2.00
                                                                                                      3,273,408   6.79

UTILITIES  -  9.01%
ELECTRIC UTILITIES  -  7.96%
Ameren Corp.                                                             1906        2,300,000           94,254
Ameren Corp. 9.75% ACES convertible preferred 2005                              550,000 units            15,048    .23
American Electric Power Co., Inc.                                        1909       16,841,300          444,273    .92
Consolidated Edison, Inc.                                                1885        3,271,700          127,171    .26
Constellation Energy Group, Inc.                                         1910        7,250,000          212,280    .44
Dominion Resources, Inc.                                                 1925        8,870,000          524,927   1.09
DTE Energy Co.                                                           1909        3,550,000          143,136    .30
Exelon Corp.                                                             1902        6,250,000          331,500    .69
FirstEnergy Corp.                                                        1930        2,288,741           77,199    .16
FPL Group, Inc.                                                          1944        3,550,000          216,089    .45
PPL Corp.                                                                1946        2,000,000           72,400    .15
Progress Energy, Inc.                                                    1937       11,125,418          464,820    .96
Public Service Enterprise Group Inc.                                     1907        6,620,000          254,671    .53
Puget Sound Energy, Inc.                                                 1943        3,800,000           80,256    .17
Southern Co.                                                             1948       13,000,000          378,170    .78
TECO Energy, Inc.                                                        1900        1,000,000           10,790    .02
TXU Corp.                                                                1946        9,500,000          189,240
TXU Corp. 8.125% FELINE PRIDES 2006                                             800,000 units            25,088    .44
Xcel Energy Inc.                                                         1910       13,000,000          175,760    .37
                                                                                                      3,837,072   7.96
GAS UTILITIES  -  .17%
NiSource Inc.                                                            1987        4,400,000           83,160    .17

MULTI-UTILITIES & UNREGULATED POWER  -  .88%
Duke Energy Corp.                                                        1926       21,039,100          370,078    .77
Williams Companies, Inc.                                                 1974        7,500,000           52,125    .11
                                                                                                        422,203    .88
                                                                                                      4,342,435   9.01
MISCELLANEOUS  -  .87%
MISCELLANEOUS  -  .87%
Other equity securities in initial period of acquisition                                                420,757    .87


Total equity securities (cost: $44,985,350,000)                                                      46,409,925  96.26



                                                                                    Principal
                                                                                       amount
Short-term securities                                                                   (000)
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
U.S. TREASURIES AND OTHER FEDERAL AGENCIES  -  3.78%
Federal Home Loan Banks 1.09%-1.90% due 5/2-7/28/2003                                 $902,920          901,444   1.87
United States Treasury Bills 1.08%-1.16% due 5/8-7/24/2003                             921,671          920,266   1.91
Total short-term securities (cost: $1,821,693,000)                                                    1,821,710   3.78

Total investment securities (cost: $46,807,043,000)                                                  48,231,635 100.04
Other assets less liabilities                                                                          (17,018)  (.04)

Net assets                                                                                          $48,214,617100.00%

(1) Source: Standard & Poor's Stock Guide, with adjustments for purchases and acquisitions.
(2) Security did not produce income during the last 12 months.
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at April 30, 2003
(dollars and shares in thousands, except per share amounts)

Assets:
 Investment securities at market (cost: $46,807,043)                                    $48,231,635
 Cash                                                                                           231
 Receivables for:
  Sales of investments                                                     $76,484
  Sales of Fund's shares                                                    87,878
  Dividends and interest                                                   113,928          278,290
 Other assets                                                                                     6
                                                                                         48,510,162
Liabilities:
 Payables for:
  Purchases of investments                                                 218,055
  Repurchases of Fund's shares                                              39,154
  Management services                                                       11,059
  Services provided by affiliates                                           26,259
  Deferred Directors' and Advisory Board compensation                          867
  Other fees and expenses                                                      151          295,545
Net assets at April 30, 2003                                                            $48,214,617

Net assets consist of:
 Capital paid in on shares of capital stock                                             $47,248,378
 Undistributed net investment income                                                        111,130
 Accumulated net realized loss                                                             (569,483)
 Net unrealized appreciation                                                              1,424,592
Net assets at April 30, 2003                                                            $48,214,617

Total authorized capital stock - 4,000,000 shares, $.001 par value
                                                          Net assets Shares outstanding Net asset value
                                                                                        per share/1/
Class A                                                  $43,700,776 1,821,724                $23.99
Class B                                                    1,538,535    64,436                 23.88
Class C                                                    1,213,732    50,902                 23.84
Class F                                                      898,653    37,522                 23.95
Class 529-A                                                  198,728     8,289                 23.97
Class 529-B                                                   52,670     2,203                 23.91
Class 529-C                                                   69,184     2,893                 23.91
Class 529-E                                                    9,576       400                 23.92
Class 529-F                                                    2,829       118                 23.96
Class R-1                                                      7,870       329                 23.92
Class R-2                                                     95,878     4,015                 23.88
Class R-3                                                    124,912     5,219                 23.93
Class R-4                                                     70,883     2,960                 23.95
Class R-5                                                    230,391     9,605                 23.99
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all

See Notes to Financial Statements

Statement of operations for the year ended April 30, 2003

Investment income:
 Income:                                                             (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $873)                                                $1,353,874
  Interest                                                                  27,261       $1,381,135

 Fees and expenses:
  Investment advisory services                                              92,867
  Business management services                                              42,754
  Distribution services                                                    130,360
  Transfer agent services                                                   49,406
  Administrative services                                                    4,071
  Reports to shareholders                                                    1,927
  Registration statement and prospectus                                      2,415
  Postage, stationery and supplies                                           6,135
  Directors' and Advisory Board compensation                                   565
  Auditing and legal                                                           177
  Custodian                                                                    379
  Other                                                                        176
  Total expenses before reimbursement                                      331,232
   Reimbursement of expenses                                                    99          331,133
 Net investment income                                                                    1,050,002

Net realized gain and unrealized depreciation on investments:
 Net realized gain on investments                                                            38,361
 Net unrealized depreciation on investments                                              (8,316,036)
  Net realized gain and unrealized depreciation on investments                           (8,277,675)
Net decrease in net assets resulting from operations                                    $(7,227,673)



See Notes to Financial Statements





Statement of changes in net assets                                   (dollars in thousands)

                                                                     Year ended April 30
                                                                               2003             2002
Operations:
 Net investment income                                                  $1,050,002         $846,677
 Net realized gain (loss) on investments                                    38,361         (525,938)
 Net unrealized depreciation on investments                             (8,316,036)        (669,533)
  Net decrease in net assets
   resulting from operations                                            (7,227,673)        (348,794)

Dividends and distributions paid to shareholders:
 Dividends from net investment income                                   (1,028,729)        (924,457)
 Distributions from net realized gain on investments                       (75,983)      (1,103,304)
   Total dividends and distributions paid to shareholders               (1,104,712)      (2,027,761)

Capital share transactions                                               3,583,085        6,299,190

Total (decrease) increase in net assets                                 (4,749,300)       3,922,635

Net assets:
 Beginning of year                                                      52,963,917       49,041,282
 End of year (including undistributed net investment income:
  $111,130 and $90,401, respectively)                                  $48,214,617      $52,963,917


See Notes to Financial Statements


Notes to financial statements



Organization and significant accounting policies

Organization - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

    Share class      Initial sales charge      Contingent deferred              Conversion feature
                                             sales charge upon redemption
Classes A and 529-A       Up to 5.75%        None(except 1% for                 None
                                             certain redemptions within one
                                             year of purchase without an
                                             initial sales charge)

Classes B and 529-B        None           Declines from 5% to zero              Classes B and 529-B convert to
                                             for redemptions within six         classes A and 529-A,
                                                  years of purchase             respectively, after eight years

Class C                    None           1% for redemptions within             Class C converts to Class F
                                                one year of purchase            after 10 years

Class 529-C                None           1% for redemptions within             None
                                               one year of purchase

Class 529-E                None                     None                        None

Classes F and 529-F        None                     None                        None

Classes R-1, R-2, R-3, R-4
and R-5                     None                     None                       None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per- share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

     Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Fund's Board of Directors.

     Security transactions and related investment income - Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and certain shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund. As of April 30, 2003, the cost of investment securities for federal income tax purposes was $46,819,873,000.

During the year ended April 30, 2003, the Fund reclassified $3,000 from additional paid-in capital and $544,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                          (dollars in thousands)
Undistributed net investment income                                     $111,997
Short-term and long-term capital loss deferrals                        (556,652)
Gross unrealized appreciation on investment securities                 6,552,748
Gross unrealized depreciation on investment securities               (5,140,986)

Short-term and long-term capital loss deferrals above include capital losses of $556,652,000, that were realized during the period November 1, 2002 through April 30, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


Year ended April 30, 2003
                                                                                     Distributions
                                          Distributions from ordinary income         from long term  Total distr
Share class(1)                     Net investment income   Short-term capital gains  capital ginas   paid

Class A                                       $ 969,924                  -           $ 70,108        $ 1,040,032

Class B                                          19,443                  -              2,187             21,630

Class C                                          13,864                  -              1,631             15,495

Class F                                          14,299                  -              1,159             15,458

Class 529-A                                       2,929                  -                238              3,167

Class 529-B                                         496                  -                 62                558

Class 529-C                                         655                  -                 81                736

Class 529-E                                         103                  -                 10                113

Class 529-F                                          18                  -                  1                 19


Class R-2                                           547                  -                 56                603

Class R-3                                           800                  -                 72                872

Class R-4                                           288                  -                 28                316

Class R-5                                         5,329                  -                347              5,676

Total                                       $ 1,028,729                  -           $ 75,983        $ 1,104,712

Year ended April 30, 2002

Class A                                       $ 909,181                  -        $ 1,075,003        $ 1,984,184

Class B                                           7,815                  -             15,419             23,234

Class C                                           3,566                  -              7,377             10,943

Class F                                           3,773                  -              5,505              9,278

Class 529-A                                          86                  -                  -                 86

Class 529-B                                          16                  -                  -                 16

Class 529-C                                          19                  -                  -                 19

Class 529-E                                           1                  -                  -                  1

Total                                         $ 924,457                  -        $ 1,103,304        $ 2,027,761


(1) Class 529-F shares were offered beginning February 15,2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002. Class 529-A, 529-B, 529-C and 529-E were offered beginning February 15, 2002.

3. Fees and transactions with related parties

Business management services - The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.040% of such assets in excess of $55 billion. For the year ended April 30, 2003, the business management services fee was equivalent to an annualized rate of 0.091% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), earned $601,000 on its retail sales of shares and distribution plan of the Fund and received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services - Capital Research and Management Company (CRMC), the Fund's investment advisor, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.185% on such assets in excess of $55 billion. For the year ended April 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.199% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


Share class                    Currently approved limits             Plan limits
Class A                                  0.25%                          0.25%
Class 529-A                              0.25                           0.50
Classes B and 529-B                      1.00                           1.00
Classes C, 529-C and R-1                 1.00                           1.00
Class R-2                                0.75                           1.00
Classes 529-E and R-3                    0.50                           0.75
Classes F, 529-F and R-4                 0.25                           0.50

All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

Transfer agent services - The Fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended April 30, 2003, were as follows (dollars in thousands):

Share class   Distribution    Transfer agent        CRMC Administrative     Transfer Agent  Commonwealth of Virginia
              Services        Services              services                services        administrative services

Class A       $105,879        $47,769               Not applicable          Not applicable  Not applicable
Class B         12,503          1,637               Not applicable          Not applicable  Not applicable
Class C          9,033                              $1,354                 $426             Not applicable

                                Included
                                  in
                               administrative
                               services
Class F          1,582                                 949                  217             Not applicable
  Class 529-A      147                                 188                  20                  $125
  Class 529-B      320                                  48                  20                   32
  Class 529-C      424                                  64                  20                   42
  Class 529-E       25                                  7                   1                    5
  Class 529-F        2                                  1                   -*                   1
   Class R-1        22                                  3                   6              Not applicable
   Class R-2       205                                 41                 157              Not applicable
   Class R-3       180                                 54                  58              Not applicable
   Class R-4        38                                 23                   6              Not applicable
   Class R-5     Not applicable                       198                   5              Not applicable
     Total      $130,360          $49,406             $2,930               $936                 $205
--------------- ================ ================= ======================================== ====================
* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation - Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - WMC and JLC are both wholly owned subsidiaries of JLG. All the officers of the Fund and four of its Directors are affiliated with JLG and receive no compensation directly from the Fund in such capacities.

4. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):


Share class(1)              Sales(2)     Reinvestments of
                                         dividends and
                                           distributions    Repurchases(2)   Net increase

                       Amount    Shares   Amount  Shares  Amount   Shares   Amount  Shares

Class A               7,060,551 291,493  973,429  40,929 (7,098,67(296,696 935,307  35,726
Class B                 792,895  32,647   20,726     880 (184,797) (7,910) 628,824  25,617
Class C                 809,481  33,465   14,733     629 (168,702) (7,234) 655,512  26,860
Class F                 696,571  28,917   14,070     599 (180,470) (7,670) 530,171  21,846
Class 529-A             163,103   6,654    3,167     135   (5,308)   (228) 160,962   6,561
Class 529-B              45,053   1,846      559      24   (1,178)    (50)  44,434   1,820
Class 529-C              59,484   2,427      736      31   (2,082)    (90)  58,138   2,368
Class 529-E               9,228     379      113       5     (256)    (11)   9,085     373
Class 529-F               2,749     118       19       1      (27)     (1)   2,741     118
Class R-1                 8,234     354       37       1     (598)    (26)   7,673     329
Class R-2               106,862   4,638      603      26  (14,832)   (649)  92,633   4,015
Class R-3               139,939   6,051      867      38  (19,854)   (870) 120,952   5,219
Class R-4                74,628   3,294      316      14   (7,707)   (348)  67,237   2,960
Class R-5               313,165  11,520    5,529     233  (49,278) (2,148) 269,416   9,605
Total net increase
   (decrease)         10,281,943423,803 1,034,904 43,545 (7,733,76(323,9313,583,085143,417

Year ended April 30, 2002
Class A               7,676,711 267,697 1,863,712 66,650 (5,235,51(182,7344,304,913151,613
Class B                 855,010  29,918   22,290     798  (45,604) (1,612) 831,696  29,104
Class C                 663,148  23,250   10,503     376  (22,510)   (797) 651,141  22,829
Class F                 463,606  16,165    8,634     309  (37,824) (1,332) 434,416  15,142
Class 529-A              50,134   1,733       86       3     (236)     (8)  49,984   1,728
Class 529-B              11,111     384       16      -*      (34)     (1)  11,093     383
Class 529-C              15,180     525       19       1      (32)     (1)  15,167     525
Class 529-E                 782      27        1      -*       (3)     -*      780      27
Total net increase
   (decrease)         9,735,682 339,699 1,905,261 68,137 (5,341,75(186,4856,299,190221,351


* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

(2) Includes exchanges between share classes of the Fund.

5. Investment transactions and other disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $13,218,608,000 and $9,490,490,000, respectively, during the year ended April 30, 2003. The Fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended April 30, 2003, the custodian fee of $379,000 includes $14,000 that was offset by this reduction, rather than paid in cash.

6. Investments in affiliates The Fund owns 5.39%, 5.16% and 5.08% of the outstanding voting securities of Ashland, Lincoln National and Crompton, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.


Financial Highlights

                                  Net Asset             Net                      Dividends
                                  Value     Net         (losses)gains Total from from       DistributionsTotal        Net Asset
                                  beginning investment  both realized investment investment(from capital dividends    value, end
                                  of period income(loss)and unrealize operations income)   gains)        distribution of period
Class A:
 Year ended 4/30/2003             $ 28.37       $.55       $(4.35)   $(3.80)      $(.54)     $(.04)      $(.58)     $23.99
 Year ended 4/30/2002               29.80        .50         (.75)     (.25)       (.54)      (.64)      (1.18)      28.37
 Year ended 4/30/2001               29.14        .57         3.17      3.74        (.58)     (2.50)      (3.08)      29.80
 Year ended 4/30/2000               35.31        .61        (3.09)    (2.48)       (.58)     (3.11)      (3.69)      29.14
 Year ended 4/30/1999               33.92        .60         3.99      4.59        (.61)     (2.59)      (3.20)      35.31
Class B:
 Year ended 4/30/2003               28.25        .36        (4.32)    (3.96)       (.37)      (.04)       (.41)      23.88
 Year ended 4/30/2002               29.71        .25         (.72)     (.47)       (.35)      (.64)       (.99)      28.25
 Year ended 4/30/2001               29.11        .29         3.22      3.51        (.41)     (2.50)      (2.91)      29.71
 Period from 3/15/2000 to 4/30/00   26.93        .02         2.16      2.18           -          -           -       29.11
Class C:
 Year ended 4/30/2003               28.22        .35        (4.33)    (3.98)       (.36)      (.04)       (.40)      23.84
 Year ended 4/30/2002               29.70        .21         (.73)     (.52)       (.32)      (.64)       (.96)      28.22
 Period from 3/15/2001 to 4/30/02   28.32       (.02)        1.40      1.38           -          -           -       29.70
Class F:
 Year ended 4/30/2003               28.33        .53        (4.34)    (3.81)       (.53)      (.04)       (.57)      23.95
 Year ended 4/30/2002               29.79        .42         (.72)     (.30)       (.52)      (.64)      (1.16)      28.33
 Period from 3/15/2001 to 4/30/02   28.37        .01         1.41      1.42           -          -           -       29.79
Class 529-A:
 Year ended 4/30/2003               28.36        .54        (4.35)    (3.81)       (.54)      (.04)       (.58)      23.97
 Period from 2/15/2002 to 4/30/02   27.71        .04          .75       .79        (.14)         -        (.14)      28.36
Class 529-B:
 Year ended 4/30/2003               28.34        .32        (4.35)    (4.03)       (.36)      (.04)       (.40)      23.91
 Period from 2/19/2002 to 4/30/02   27.25       (.01)        1.22      1.21        (.12)         -        (.12)      28.34
Class 529-C:
 Year ended 4/30/2003               28.33        .32        (4.34)    (4.02)       (.36)      (.04)       (.40)      23.91
 Period from 2/15/2002 to 4/30/02   27.71       (.01)         .75       .74        (.12)         -        (.12)      28.33
Class 529-E:
 Year ended 4/30/2003               28.34        .45        (4.35)    (3.90)       (.48)      (.04)       (.52)      23.92
 Period from 3/1/2002 to 4/30/03    28.59        .01         (.13)     (.12)       (.13)         -        (.13)      28.34
Class 529-F:
 Period from 9/16/2002 to 4/30/03   23.98        .32          .10       .42        (.40)      (.04)       (.44)      23.96
Class R-1:
 Period from 5/29/2002 to 4/30/03   28.52        .32        (4.46)    (4.14)       (.42)      (.04)       (.46)      23.92
Class R-2:
 Period from 5/31/2002 to 4/30/03   28.46        .33        (4.40)    (4.07)       (.47)      (.04)       (.51)      23.88
Class R-3:
 Period from 6/4/2002 to 4/30/03    27.81        .41        (3.74)    (3.33)       (.51)      (.04)       (.55)      23.93
Class R-4:
 Period from 5/20/2002 to 4/30/03   28.78        .51        (4.74)    (4.23)       (.56)      (.04)       (.60)      23.95
Class R-5:
 Period from 5/15/2002 to 4/30/03   28.84        .57        (4.78)    (4.21)       (.60)      (.04)       (.64)      23.99


                                         Net Assets      Ratio of expenses  Ratio of net income
                                         end of perioto  average to         (loss) to average
                                         (in millions)   net assets         net assets
Class A:
 Year ended 4/30/2003                   $43,701          .67%               2.28%
 Year ended 4/30/2002                    50,669          .65                1.72
 Year ended 4/30/2001                    48,700          .65                1.95
 Year ended 4/30/2000                    47,319          .63                1.91
 Year ended 4/30/1999                    57,018          .61                1.84
Class B:
 Year ended 4/30/2003                     1,538         1.45                1.52
 Year ended 4/30/2002                     1,097         1.41                 .88
 Year ended 4/30/2001                       289         1.42                 .99
 Period from 3/15/2000 to 4/30/00            34          .17                 .08
Class C:
 Year ended 4/30/2003                     1,214         1.51                1.46
 Year ended 4/30/2002                       678         1.51                 .72
 Period from 3/15/2001 to 4/30/02            36          .23                (.07)
Class F:
 Year ended 4/30/2003                       899          .74                2.24
 Year ended 4/30/2002                       444          .78                1.46
 Period from 3/15/2001 to 4/30/02            16          .12                 .04
Class 529-A:
 Year ended 4/30/2003                       199          .70                2.29
 Period from 2/15/2002 to 4/30/02            49          .16                 .14
Class 529-B:
 Year ended 4/30/2003                        53         1.62                1.36
 Period from 2/19/2002 to 4/30/02            11          .30                (.02)
Class 529-C:
 Year ended 4/30/2003                        69         1.61                1.38
 Period from 2/15/2002 to 4/30/02            15          .32                (.03)
Class 529-E:
 Year ended 4/30/2003                         9         1.08                1.92
 Period from 3/1/2002 to 4/30/03              1          .17                 .04
Class 529-F:
 Period from 9/16/2002 to 4/30/03             3          .82   (4)          2.25 (4)
Class R-1:
 Period from 5/29/2002 to 4/30/03             8         1.51 (4)(5)         1.50 (4)
Class R-2:
 Period from 5/31/2002 to 4/30/03            96         1.47 (4)(5)         1.58 (4)
Class R-3:
 Period from 6/4/2002 to 4/30/03            125         1.09 (4)(5)         1.95 (4)
Class R-4:
 Period from 5/20/2002 to 4/30/03            71          .73 (4)(5)         2.32 (4)
Class R-5:
 Period from 5/15/2002 to 4/30/03           230          .41   (4)          2.51 (4)


(1) Based on  operations  for the period  shown  (unless  otherwise  noted) and,

(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) Annualized.

(5) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.71%, 1.78%, 1.11% and .74% for classes R-1, R-2, R-3 and R-4, respectively.

Report of independent accountants

To the Board of Directors and Shareholders of Washington  Mutual Investors Fund,
Inc.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington Mutual Investors Fund, Inc. (the "Fund") at April 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
May 30, 2003




Los Angeles, California
May 30, 2003